UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2856
                                                     ---------------------

                             Liberty Funds Trust IV
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Russell L. Kane, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-426-3363
                                                           -------------------

                  Date of fiscal year end: November 30, 2003
                                           ------------------

                  Date of reporting period: May 31, 2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                             LIBERTY TAX-EXEMPT FUND
                                Semiannual Report
                                  May 31, 2003


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

                             LIBERTY TAX-EXEMPT FUND
                                Semiannual Report
                                  May 31, 2003

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

PRESIDENT'S MESSAGE

Photo of: Joseph R. Palombo

Dear Shareholder:

The US bond market continued to reward investors with solid returns throughout the period covered by this report. Bonds reported gains across all sectors as interest rates declined. In general, leadership rotated from higher quality bonds, which were the top performers in the previous period, to lower quality corporate and high-yield bonds. However, in the municipal sector, higher quality bonds outperformed high-yield issues.

The following report will provide you with more detailed information about the fund's performance and the investment strategies used by portfolio manager Kimberly Campbell. For more information, please contact your financial advisor.

CONSOLIDATION--AND A NEW NAME: COLUMBIA
I am pleased to announce that, effective April 1, 2003, six of the asset management firms brought together when Columbia Management Group, Inc. was formed were consolidated and renamed Columbia Management Advisors, Inc. (Columbia Management). This consolidation does not affect the management or investment objectives of your fund and is the next step in our efforts to create a consistent identity and to streamline our organization. By consolidating these firms, we are able to create a more efficient organizational structure and strengthen certain key functions, such as research. Although the name of the asset manager familiar to you has changed, what hasn't changed is the commitment of our specialized investment teams to a multi-disciplined approach to investing, focused on our goal of offering shareholders the best products and services.

As always, we thank you for choosing Liberty Tax-Exempt Fund and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/ Joseph R. Palombo

Joseph R. Palombo
President



MEET THE NEW PRESIDENT

Joseph R. Palombo, president and chairman of the Board of Trustees for Liberty Funds, is also chief operating officer and executive vice president of Columbia Management. Mr. Palombo has over 19 years of experience in the financial services industry. Prior to joining Columbia Management, he was chief operating officer and chief compliance officer for Putnam Mutual Funds. Prior to that, he was a partner at Coopers & Lybrand. Mr. Palombo received his degree in economics/accounting from the College of the Holy Cross, where he was a member of Phi Beta Kappa. He earned his master's degree in taxation from Bentley College and participated in the Executive Program at the Amos B. Tuck School at Dartmouth College.

NET ASSET VALUE PER SHARE as of 5/31/03 ($)
         Class A         13.99
         Class B         13.99
         Class C         13.99

DISTRIBUTIONS DECLARED PER SHARE
12/01/02-5/31/03 ($)
         CLASS A          0.31
         CLASS B          0.26
         CLASS C          0.27

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount from their original issue. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed. Distributions are from net investment income.

Not FDIC Insured
May Lose Value
No Bank Guarantee

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PERFORMANCE INFORMATION

Value of a $10,000 Investment
5/31/93 - 5/31/03


PERFORMANCE OF A $10,000 INVESTMENT
5/31/93 - 5/31/03 ($)

                      without sales    with sales
                         charge          charge
-------------------------------------------------
 Class A                 17,693          16,853
-------------------------------------------------
 Class B                 16,422          16,422
-------------------------------------------------
 Class C                 17,084          17,084
-------------------------------------------------

Mountain Chart:
                                                              Lehman Brothers
          Class A shares without     Class A shares with      Municipal
          sales charge               sales charge             Bond Index
5/31/93   10000                      9525                     10000
          10145                      9663                     10167
          10182                      9698                     10180
          10365                      9872                     10392
          10475                      9977                     10510
          10489                      9991                     10530
          10408                      9913                     10438
          10592                      10089                    10658
          10709                      10201                    10779
          10450                      9954                     10500
          10023                      9547                     10073
          10050                      9572                     10159
          10131                      9650                     10247
          10066                      9588                     10184
          10225                      9740                     10371
          10261                      9774                     10407
          10109                      9629                     10254
          9894                       9424                     10072
          9668                       9209                     9889
          9926                       9454                     10107
          10256                      9769                     10396
          10588                      10085                    10698
          10696                      10188                    10821
          10700                      10191                    10834
          11028                      10504                    11180
          10852                      10336                    11083
          10896                      10379                    11188
          11015                      10492                    11330
          11084                      10558                    11402
          11287                      10751                    11567
          11541                      10993                    11759
          11680                      11125                    11872
          11733                      11176                    11962
          11609                      11058                    11881
          11424                      10882                    11729
          11374                      10834                    11696
          11375                      10835                    11691
          11481                      10936                    11818
          11560                      11011                    11925
          11558                      11009                    11922
          11727                      11170                    12089
          11852                      11289                    12226
          12057                      11484                    12450
          11992                      11422                    12397
          11985                      11416                    12421
          12104                      11529                    12535
          11952                      11385                    12369
          12036                      11464                    12472
          12201                      11621                    12661
          12329                      11743                    12796
          12799                      12191                    13151
          12596                      11998                    13027
          12754                      12148                    13182
          12838                      12228                    13266
          12923                      12309                    13345
          13146                      12522                    13540
          13288                      12657                    13679
          13270                      12639                    13683
          13279                      12648                    13695
          13193                      12566                    13634
          13442                      12804                    13849
          13509                      12868                    13903
          13511                      12869                    13938
          13784                      13129                    14154
          13997                      13332                    14331
          13940                      13278                    14331
          13987                      13323                    14381
          14025                      13359                    14417
          14178                      13504                    14589
          14091                      13422                    14524
          14074                      13406                    14545
          14124                      13453                    14581
          14009                      13344                    14497
          13777                      13122                    14288
          13804                      13149                    14339
          13632                      12984                    14225
          13583                      12937                    14230
          13357                      12723                    14077
          13444                      12805                    14226
          13334                      12700                    14119
          13210                      12582                    14057
          13374                      12738                    14220
          13620                      12973                    14530
          13528                      12886                    14444
          13419                      12781                    14369
          13764                      13110                    14750
          13938                      13276                    14955
          14180                      13506                    15185
          14055                      13387                    15106
          14200                      13525                    15271
          14342                      13660                    15387
          14778                      14076                    15767
          14832                      14128                    15923
          14949                      14239                    15974
          15030                      14316                    16118
          14666                      13970                    15944
          14842                      14137                    16116
          14988                      14276                    16224
          15340                      14611                    16464
          15670                      14926                    16736
          15524                      14787                    16679
          15797                      15047                    16877
          15462                      14728                    16736
          15255                      14531                    16577
          15521                      14783                    16863
          15750                      15002                    17066
          15314                      14587                    16731
          15679                      14934                    17058
          15804                      15053                    17162
          15965                      15207                    17343
          16176                      15408                    17567
          16364                      15586                    17778
          16809                      16010                    18167
          16358                      15581                    17866
          16276                      15503                    17791
          16726                      15931                    18166
          16592                      15804                    18121
          16955                      16150                    18374
          16920                      16116                    18385
          17123                      16309                    18507
5/31/03   17693                      16853                    18940

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance cannot predict future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 5/31/03 (%)
Share class                                   A                            B                             C
Inception                                  10/1/84                      5/5/92                        8/1/97
-------------------------------------------------------------------------------------------------------------------
                                   without         with         without         with         without          with
                                    sales          sales         sales          sales         sales           sales
                                    charge        charge         charge        charge         charge         charge
-------------------------------------------------------------------------------------------------------------------
6-month (cumulative)                 8.78          3.61           8.38           3.38          8.46           7.46
-------------------------------------------------------------------------------------------------------------------
1-year                              12.03          6.71          11.20           6.20         11.37          10.37
-------------------------------------------------------------------------------------------------------------------
5-year                               5.66          4.64           4.87           4.54          5.03           5.03
-------------------------------------------------------------------------------------------------------------------
10-year                              5.87          5.36           5.09           5.09          5.50           5.50
-------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN AS OF 3/31/03 (%)
Share class                                   A                            B                             C
-------------------------------------------------------------------------------------------------------------------
                                    without        with          without        with          without         with
                                     sales         sales          sales         sales          sales          sales
                                    charge        charge         charge        charge         charge         charge
-------------------------------------------------------------------------------------------------------------------
6-month (cumulative)                 0.66         -4.12           0.29          -4.63          0.36          -0.62
-------------------------------------------------------------------------------------------------------------------
1-year                              10.48          5.23           9.66           4.66          9.83           8.83
-------------------------------------------------------------------------------------------------------------------
5-year                               4.96          3.94           4.18           3.85          4.33           4.33
-------------------------------------------------------------------------------------------------------------------
10-year                              5.52          5.01           4.74           4.74          5.16           5.16
-------------------------------------------------------------------------------------------------------------------


Past performance cannot predict future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares: the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through the first year--5%, second year--4%, third year--3%, fourth year--3%, fifth year--2%, sixth year--1%, thereafter--0% and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class C share (newer class shares) performance information includes returns of the fund's Class A shares (the oldest existing fund class) for periods prior to its inception date. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Class C shares would have been lower.

SEC YIELDS as of 5/31/03 (%)
Class A                                   3.60
Class B                                   3.04
Class C                                   3.20

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the advisor or its affiliates had not waived certain fund expenses, the SEC yield would have been 3.53%, 2.97% and 2.98% for Class A, Class B and Class C shares, respectively.

TAXABLE-EQUIVALENT SEC YIELDS
as of 5/31/03 (%)
Class A                                   5.86
Class B                                   4.95
Class C                                   5.21

Taxable-equivalent SEC yields are based on the maximum effective 38.6% federal income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

ABOUT DURATION
Duration is a measure, expressed in years, of interest-rate sensitivity. It's similar to maturity, but because it takes into consideration the entire stream of future principal and interest payments and how long it will take to collect them, duration is a more complex and also a more accurate measure of a fund's exposure to changing interest rates.

Because we are active duration managers, we tend to use duration as a tactical tool to anticipate or respond to interest rate changes. Because bond prices move in the opposite direction that interest rates are moving, we lower duration when we expect interest rates to rise. We raise duration when we expect interest rates to fall. These adjustments provide the potential to benefit performance. If we are wrong and interest rates rise after we lengthen duration or fall after we shorten duration, fund performance could be hurt.



PORTFOLIO MANAGER'S REPORT

For the six-month period ended May 31, 2003, Liberty Tax-Exempt Fund class A shares returned 8.78% without sales charge. The fund did better than its benchmark, the Lehman Brothers Municipal Bond Index, which returned 6.46% and its peer group, the Lipper General Municipal Debt Funds Category average, which returned 6.25%. The fund experienced better returns primarily because the fund's volatility, which is measured by its duration, was greater than the average of its peers. (Duration measures the fund's sensitivity to a given change in interest rates. See sidebar.) In addition, the fund had a high concentration in non-callable bonds which were priced to reflect their protection against a short call date, and in other higher-quality bonds that benefited from an environment of falling interest rates.

ECONOMY REMAINED IN LOW GEAR
Despite historically low interest rates and a relatively quick end to the war in Iraq, the US economy remained in low gear during the period. Economic growth averaged just 1.6%, the core consumer price index increased at a slower rate and unemployment edged higher. This stagnation, together with the hangover effect of last year's corporate scandals and the generally volatile performance of equities during most of the period, set the stage for another period of solid performance in the fixed-income markets. Yields on 10-year municipal bonds fell more than three-quarters of one percentage point, sending prices up. Yields on 30-year municipals declined almost as much. By contrast, yields on US Treasuries declined nearly one full percentage point. The difference in yields on municipal bonds at short, intermediate and long maturities remained historically steep. The yield curve is considered steep when bond yields are higher than the historical norm for each additional year of maturity.

TAKING ADVANTAGE OF A LOW GROWTH ENVIRONMENT
Because we anticipated lackluster growth in the economy, we expected interest rates to continue to decline and we positioned the fund to take advantage of that environment. We sold bonds with shorter early redemption or "call" dates and typically bought high-quality intermediate (12-19 year) bonds that had either no call dates or longer call dates. As municipal bond yields fell and prices rose during the period, these bonds generally performed better than bonds with shorter call dates. We also focused on bonds in essential service sectors, such as water and sewers, and on bonds with dedicated revenue streams, such as turnpikes, sales tax authorities and selected electric utilities. Our overweight position in zero-coupon bonds, which pay interest only at maturity, as well as our position in non-callable bonds both benefited our performance versus the benchmark. As interest rates fell later in the period, demand for premium-coupon intermediate bonds with reasonably current call features drove the prices of these bonds up. We also sold hospital bonds on favorable terms. Our investment in housing bonds detracted from performance. Dramatic interest-rate declines led to substantial pre-payment of underlying mortgages, which increased the risk that these bonds would be called. Performance was also hurt by the continued decline of one particular nursing home issue.

EXPECT LOWER INTEREST RATES TO PREVAIL
We expect interest rates to remain low into next year as high productivity, limited pricing power, the threat of disinflation, limited global demand and the reluctance of businesses to hire and increase capital spending are likely to keep the economy in a period of slow growth. In the long run, the Federal Reserve Board's willingness to keep interest rates low and continued productivity growth should foster improvement in the economy. Since economic growth often presents risks to the fixed-income markets, there is need for caution. We will continue to manage the fund's sensitivity to changing interest rates. We also believe that our decisions about maturity weightings in the fund will have a significant impact on performance. If interest rates linger for some time in a relatively narrow and low range, bond prices will not change dramatically. And, if the municipal yield curve remains relatively steep, it is likely that rolldown on the yield curve will make a significant contribution to total return. Rolldown on the curve is gauged by how much incremental increase in price a bond receives as time passes and how much its yield declines as its maturity is reduced by one year. Furthermore, we expect to continue to concentrate on intermediate-maturity bonds with desirable features that should offer good return potential.

/s/ Kimberly A. Campbell

Kimberly A. Campbell

Kimberly Campbell, a senior vice president of Columbia, has managed the Liberty Tax-Exempt Fund since January, 2002. From 1995 to 2001, Kim was the chief trader for municipal investments. She has 23 years of experience in the municipal investment industry.

Tax-exempt investing offers current tax-free income, but it also involves certain risks. The value of the fund shares will be affected by interest rate changes and the creditworthiness of issues held in the funds. Interest income from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations.

Bar Chart:
MATURITY BREAKDOWN 5/31/03 (%)
                               As of 5/31/03                     As of 11/30/02
   0-5 years                             2.6                                3.4
  5-10 years                            14.3                               11.7
 10-15 years                            30.3                               31.7
 15-20 years                            26.0                               23.3
 20-25 years                            15.7                               16.6
 25+ years                              10.2                               12.5
 Cash Equivalents                        0.9                                0.8

Maturity breakdown is calculated as a percentage of net assets, based on each security's effective maturity, which reflects pre-refundings, mandatory puts and other conditions that affect a bond's maturity. Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain these maturity breakdowns in the future.

Pie Chart:
QUALITY BREAKDOWN as of 5/31/03 (%)
AAA:                                   65.4
AA:                                     7.8
A:                                      5.3
BBB:                                    5.3
BB:                                     0.5
B:                                      0.3
CCC:                                    0.5
CC:                                     0.1
Non-Rated:                             13.9
Cash Equivalents:                       0.9


Quality breakdowns are calculated as a percentage of net assets. Ratings shown in the quality breakdowns represent the highest rating assigned to a particular bond by one of the following nationally recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain these quality breakdowns in the future.

INVESTMENT PORTFOLIO

May 31, 2003 (Unaudited)

MUNICIPAL BONDS - 97.1%                          PAR             VALUE
----------------------------------------------------------------------
EDUCATION - 4.0%
EDUCATION - 3.9%
CA State Educational Facilities
   Authority, Loyola Marymount
   University, Series 2001:
     (a) 10/01/17                        $ 2,525,000       $ 1,372,060
     (a) 10/01/20                          1,000,000           455,330
IL University of Illinois,
   Certificates of Participation, Utility
   Infrastructure, Series 2001 A:
     5.500% 08/15/17                       1,000,000         1,143,750
     5.500% 08/15/18                       2,000,000         2,277,800
IN State Development Finance
   Authority, Educational Facilities,
   Cathedral High School,
   Series 2001,
     1.350% 09/01/26 (b)                     900,000           900,000
MA State College Building Authority,
   Series 1999 A:
     (a) 05/01/19                          7,710,000         3,941,121
     (a) 05/01/20                          7,750,000         3,741,855
MA State Health & Educational
   Facilities Authority, Tufts
   University, Series 2002 J,
     5.500% 08/15/17                       2,895,000         3,495,249
MA State Industrial Finance Agency:
   Tabor Academy,
   Series 1998,
     5.400% 12/01/28                       1,535,000         1,576,890
   Tufts University,
   Series 1998 H,
     4.750% 02/15/28                       9,250,000         9,402,903
MN State Higher Education
   Facilities Authority,
   College of Art & Design,
   Series 2000 5-D,
     6.750% 05/01/26                         500,000           548,025
MN University of Minnesota:
   Series 1996 A:
     5.750% 07/01/14                         500,000           613,995
     5.750% 07/01/17                       1,000,000         1,238,400
   Series 1999 A,
     5.500% 07/01/21                       1,000,000         1,196,060
NC East Carolina University,
   Series 1994,
     6.200% 11/01/15                         475,000           518,586
NC University of North Carolina
   at Chapel Hill, Series 1997:
     (a) 08/01/13                          2,000,000         1,383,080
     (a) 08/01/14                          3,000,000         1,966,350
     (a) 08/01/20                          1,000,000           470,490



                                                 PAR             VALUE
----------------------------------------------------------------------
NY State Dormitory Authority,
   New York University,
   Series 1998 A,
     5.750% 07/01/27                     $11,490,000      $ 14,141,777
TX State Public Finance Authority,
   Southern University,
   Series 2002,
     5.500% 11/01/16                       2,880,000         3,329,885
TX University, Series 2002 B,
     5.250% 08/15/19                       5,000,000         5,837,950
VA State College Building Authority,
   Virginia Educational Facilities,
   Washington & Lee University,
   Series 2001,
     5.375% 01/01/21                       8,000,000         9,435,120
WV State University:
   Series 1998 A,
     5.250% 04/01/28                      10,000,000        11,454,000
   Series 2000 A,
     (a) 04/01/16                          3,300,000         1,950,201
                                                          ------------
                                                            82,390,877
                                                          ------------

STUDENT LOAN - 0.1%
NC State Education Assistance
   Authority, Series 1996 C,
     6.350% 07/01/16                       1,000,000         1,062,680
                                                          ------------

----------------------------------------------------------------------
HEALTH CARE - 11.9%
CONGREGATE CARE RETIREMENT - 0.2%
FL Capital Projects
Finance Authority,
   Glenridge on Palmer Ranch,
   Series 2002 A,
     8.000% 06/01/32                       4,000,000         4,080,840
FL Jacksonville Health Facilities
   Authority, National Benevolent
   Association, Series 2000 A,
     7.100% 03/01/30                         250,000           226,930
FL Lee County Industrial Development
   Authority, Shell Point Village Project,
   Series 1999 A,
     5.750% 11/15/15                         250,000           261,080
                                                          ------------
                                                             4,568,850
                                                          ------------

HEALTH SERVICES - 0.3%
MA State Development Finance
   Agency, Boston Biomedical
   Research Institute, Series 1999,
     5.650% 02/01/19                       1,000,000           969,610
WI State Health & Educational
   Facilities Authority,
   Marshfield Clinic, Series 1999,
     6.250% 02/15/29                       5,600,000         6,393,296
                                                          ------------
                                                             7,362,906
                                                          ------------

See notes to investment portfolio.

May 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)                      PAR             VALUE
----------------------------------------------------------------------
HEALTH CARE (CONTINUED)
HOSPITALS - 6.9%
AZ State Health Facilities Authority,
   Catholic Healthcare West,
   Series 1999 A,
     6.625% 07/01/20                      $7,000,000       $ 7,639,730
FL Hillsborough County Industrial
   Development Hospital, Tampa
   General Hospital, Series 2003 A,
     5.250% 10/01/24                       3,200,000         3,217,504
FL Orange County Health Facilities
   Authority, Orlando Regional
   Healthcare System:
   Series 1996 A,
     6.250% 10/01/16                       3,000,000         3,859,307
   Series 1999,
     6.000% 10/01/26                       7,050,000         7,467,995
   Series 2002,
     5.750% 12/01/32                       1,650,000         1,741,427
FL West Orange Healthcare District,
   Series 2001 A,
     5.650% 02/01/22                       2,600,000         2,707,874
GA Forsyth County Hospital Authority,
   Georgia Baptist Healthcare System,
   Series 1998,
     6.000% 10/01/08                         880,000           978,833
ID State Health Facilities Authority,
   IHC Hospitals, Inc.,
   Series 1992,
     6.650% 02/15/21                       4,800,000         6,376,320
IL State Development Finance
   Authority, Adventist Health
   System, Series 1999,
     5.500% 11/15/20                       2,950,000         3,058,531
LA State Public Facilities Authority,
   Touro Infirmary, Series 1999,
     5.625% 08/15/29                       9,440,000         9,712,061
MA State Health & Educational
   Facilities Authority, South
   Shore Hospital, Series 1999 F,
     5.750% 07/01/29                      10,500,000        10,907,715
MD State Health & Educational
   Facilities Authority, University
   of Maryland Medical System,
   Series 2000,
     6.750% 07/01/30                       2,000,000         2,251,240
MI Chippewa County Hospital
   Finance Authority, County
   War Memorial Hospital,
   Series 1997 B,
     5.625% 11/01/14                         500,000           490,780



                                                 PAR             VALUE
----------------------------------------------------------------------
MI Dickinson County,
   Series 1999,
     5.700% 11/01/18                     $ 1,800,000       $ 1,833,372
MN Red Wing,
   River Region Group,
   Series 1993 A:
     6.400% 09/01/12                         200,000           206,536
     6.500% 09/01/22                         300,000           309,876
MN Rochester,
   Mayo Medical Center,
   Series 1992 I,
     5.900% 11/15/09                         500,000           590,435
MN St. Paul Housing &
   Redevelopment Authority,
   Healtheast, Inc.:
   Series 1993 B,
     6.625% 11/01/17                         880,000           799,788
   Series 1997 A,
     5.500% 11/01/09                         250,000           230,258
MN Waconia,
   Ridgeview Medical Center,
   Series 1999 A,
     6.125% 01/01/29                       1,000,000         1,136,170
MS Medical Center Building Corp.,
   University of Mississippi Medical
   Center, Series 1998,
     5.500% 12/01/23                       9,550,000        11,216,284
MT State Health Facility Authority,
   Hospital Facilities, Series 1994,
     9.234% 02/25/25 (b)                   6,000,000         6,477,600
NC State Medical Care Commission:
   Gaston Health Care,
   Series 1998,
     5.000% 02/15/19                         450,000           465,782
   Stanley Memorial Hospital,
   Series 1999,
     6.375% 10/01/29                         500,000           547,110
   Wilson Memorial Hospital,
   Series 1997,
     (a) 11/01/14                          1,380,000           887,823
NH State Higher Educational
   & Health, Series 1998,
     5.800% 05/01/18                       1,470,000         1,263,083
NV Henderson,
   Catholic Healthcare West,
   Series 1999 A,
     6.750% 07/01/20                       3,200,000         3,463,488
NY State Dormitory Authority,
   Memorial Sloan Center,
   Series 2003 1,
     (a) 07/01/25                          2,360,000           829,611


See notes to investment portfolio.

May 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)                      PAR             VALUE
----------------------------------------------------------------------
HEALTH CARE (CONTINUED)
HOSPITALS (CONTINUED)
OH Belmont County,
   East Ohio Regional Hospital,
   Series 1998,
     5.700% 01/01/13                      $1,825,000       $ 1,626,276
OH Highland County Joint
   Township Hospital District,
   Series 1999,
     6.750% 12/01/29                       1,445,000         1,434,307
TX Harris County Health Facilities
   Development Authority,
   Series 1999,
     8.820% 07/01/19 (b)                   9,000,000        10,453,590
TX Lufkin Health Facilities
   Development Corp., Memorial
   Health Systems of East Texas,
   Series 1998,
     5.700% 02/15/28                       2,500,000         1,980,600
TX Richardson Hospital Authority,
   Baylor Richardson Medical Center,
   Series 1998,
     5.625% 12/01/28                         750,000           770,528
VA Fairfax County Industrial
   Development Authority, Inova
   Health System, Series 1993 A,
     5.000% 08/15/23                      14,130,000        15,475,883
VA Henrico County Industrial
   Development Authority, Bon
   Secours Health, Series 1996,
     6.000% 08/15/16                       5,000,000         6,210,500
WI State Health & Educational
   Facilities Authority, Wheaton
   Franciscan Services, Series 2002,
     5.750% 08/15/30                       4,000,000         4,203,040
WV State Hospital Finance Authority,
   Charleston Medical Center,
   Series 2000 A,
     6.750% 09/01/30                       8,800,000        11,218,592
                                                          ------------
                                                           144,039,849
                                                          ------------

INTERMEDIATE CARE FACILITIES - 0.6%
IL State Development Finance
   Authority, Hoosier Care, Inc.,
   Series 1999 A,
     7.125% 06/01/34                       2,400,000         2,053,488
IN State Health Facilities Financing
   Authority, Hoosier Care, Inc.,
   Series 1999 A,
     7.125% 06/01/34                       9,960,000         8,521,975



                                                 PAR             VALUE
----------------------------------------------------------------------
PA State Economic Development
   Financing Authority, Northwestern
   Human Services, Inc.,
   Series 1998 A,
     5.250% 06/01/14                      $2,000,000       $ 1,722,780
                                                          ------------
                                                            12,298,243
                                                          ------------

NURSING HOMES - 3.9%
CA San Diego Industrial Development:
   Series 1986,
     8.750% 12/01/16                       4,700,000         4,363,104
   Series 2003,
     8.500% 12/01/31                         920,000           895,574
DE State Economic Development
   Authority, Churchman Village
   Project, Series 1991 A,
     10.000% 03/01/21                      6,545,000         7,081,036
DE Sussex County Healthcare Facility,
   Delaware Health Corp.,
   Series 1994 A,
     7.600% 01/01/24                      13,655,000        12,027,051
IA Marion,
   Kentucky Iowa Corp. Project,
   Series 1990,
     10.250% 01/01/20 (c)                    905,000           407,250
IA State Finance Authority,
   Care Initiatives,
   Series 1998 B:
     5.500% 07/01/08                       1,390,000         1,390,111
     5.750% 07/01/28                       4,500,000         3,889,710
IN Gary Industrial Economic
   Development, West Side Health
   Care Center, Series 1987 A,
     11.500% 10/01/17 (c)                  1,760,000         1,320,000
IN State Health Facilities Financing
   Authority, Metro Health Indiana,
   Inc., Series 1998,
     6.400% 12/01/33 (d)                   5,600,000           728,000
MA State Development Finance
   Agency, Woodlawn Manor, Inc.:
   Series 2000 A,
     7.750% 12/01/27                       2,470,000         2,165,622
   Series 2000 B,
     11.657% 06/01/27                        525,000           490,476
MA State Industrial Finance Agency,
   GF/Massachusetts, Inc.,
   Series 1994,
     8.300% 07/01/23                      11,830,000        12,075,118
MI Cheboygan County Economic
   Development Corp., Metro Health
   Foundation Project, Series 1993,
     11.000% 11/01/22 (d)                    600,000           204,000


See notes to investment portfolio.

May 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)                      PAR             VALUE
----------------------------------------------------------------------
HEALTH CARE (CONTINUED)
NURSING HOMES (CONTINUED)
OH Montgomery County, Grafton
   Oaks L.P.,
   Series 1986,
     9.750% 12/01/16                       $ 680,000         $ 646,001
PA Cambria County Industrial
   Development Authority, Beverly
   Enterprises, Series 1987,
     10.000% 06/18/12                      1,300,000         1,493,674
PA Chester County Industrial
   Development, Pennsylvania Nursing
   Home, Inc., Series 2002,
     8.500% 05/01/32                       6,545,000         6,437,727
PA Delaware County Authority,
   Main Line & Haverford Nursing,
   Series 1992,
     9.000% 08/01/22                       8,790,000         5,274,000
PA Lackawanna County Industrial
   Authority, Greenridge Nursing
   Center, Series 1990,
     10.500% 12/01/10                      1,385,000         1,321,609
PA Luzerna County Industrial
   Development Authority,
   Millville Nursing Center,
   Series 1990,
     10.500% 12/01/12                      3,000,000         2,863,710
PA Washington County Industrial
   Development Authority, Central
   States, Series 1989,
     10.250% 11/01/19 (m)                  3,205,000         1,442,250
TN Metropolitan Government,
   Nashville & Davidson Counties
   Health & Education Facilities,
   Meharry Medical College,
   Series 1994,
     10.250% 11/01/19 (m)                    735,000           330,750
TX Whitehouse Health Facilities
   Development Corp., Oak Brook
   Health Care Center, Series 1989,
     10.000% 12/01/19                      1,620,000         1,648,075
WA Kitsap County Housing Authority,
   Martha & Mary Nursing Home,
   Series 1996,
     7.100% 02/20/36                      10,000,000        12,131,900
                                                          ------------
                                                            80,626,748
                                                          ------------

----------------------------------------------------------------------
HOUSING - 5.5%
ASSISTED LIVING/SENIOR - 1.1%
DE Kent County, Heritage at Dover,
   Series 1999,
     7.625% 01/01/30                       1,710,000         1,495,669



                                                 PAR             VALUE
----------------------------------------------------------------------
IL State Development Finance
   Authority, Care Institute, Inc.,
   Series 1995,
     8.250% 06/01/25                      $9,710,000       $ 9,715,146
MN Roseville, Care Institute, Inc.,
   Series 1993,
     7.750% 11/01/23 (c)(e)                3,275,000         2,260,962
NC State Medical Care Commission,
   DePaul Community Facilities Project,
   Series 1999,
     7.625% 11/01/29                       2,190,000         2,278,673
TX Bell County Health Facilities
   Development Corp., Care
   Institutions, Inc., Series 1994,
     9.000% 11/01/24                       7,285,000         7,483,225
                                                          ------------
                                                            23,233,675
                                                          ------------

MULTI-FAMILY - 3.1%
AZ Mohave County Industrial
   Development Authority,
   Kingman Station Apartments,
   Series 1986,
     8.125% 10/01/26                       2,655,000         2,748,615
CO State Health Facilities Authority,
   Birchwood Manor,
   Series 1991 A,
     7.625% 04/01/26                       1,835,000         1,839,294
FL Broward County Housing
   Finance Authority:
   Chaves Lake Apartment Project,
   Series 2000,
     7.500% 07/01/40                       6,425,000         6,594,235
   Cross Keys Apartments,
   Series 1998 A,
     5.750% 10/01/28                         990,000         1,025,828
FL Clay County Housing Finance
   Authority, Madison Commons
   Apartments, Series 2000 A,
     7.450% 07/01/40                       3,235,000         3,320,404
FL Orange County Housing Finance
   Authority, Palms at Brentwood
   Apartments, Series 1998 K,
     6.500% 12/01/34                       8,145,000         7,561,899
FL State Housing Finance Corp.,
   Sunset Place Apartments,
   Series 1999 K-1,
     6.000% 10/01/19                         150,000           162,545
IL Carbondale, Mill Street
   Apartments, Series 1979,
     7.375% 09/01/20                         733,676           741,512
LA Jefferson Housing Development
   Corp., Concordia Project,
    Series 1990 A,
     7.700% 08/01/22                       2,570,000         2,570,463


See notes to investment portfolio.

May 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)                      PAR             VALUE
----------------------------------------------------------------------
HOUSING (CONTINUED)
MULTI-FAMILY (CONTINUED)
LA New Orleans Housing
   Development Corp.,
   Housing Mortgage,
   Southwood Patio,
   Series 1990 A,
     7.700% 02/01/22                      $2,375,000       $ 2,380,344
MN Dakota County Housing &
   Redevelopment Authority,
   Series 1999:
     6.000% 11/01/09                         150,000           150,782
     6.250% 05/01/29                       5,180,000         4,894,789
MN Grand Housing & Redevelopment
   Authority, Lakeshore
   Forest Park Apartments,
   Series 1999 B,
     5.700% 10/01/29                         500,000           452,735
MN Lakeville, Southfork Apartment
   Project, Series 1989 A,
     9.875% 02/01/20                         200,000           200,564
MN Minneapolis, Riverplace Project,
   Series 1987 A,
     7.100% 01/01/20                         180,000           180,279
MN Robbinsdale Economic
   Development Authority,
   Series 1999 A,
     6.875% 01/01/26                         250,000           236,755
MN Washington County Housing &
   Redevelopment Authority,
   Cottages of Aspen, Series 1992,
     9.250% 06/01/22                       1,965,000         2,023,184
MN White Bear Lake, Birch Lake
   Townhome Project:
   Series 1989 A,
     9.750% 07/15/19                       2,385,000         2,411,617
   Series 1989 B,
     (a) 07/15/19 (e)                        269,000           208,195
MO St. Louis Area Housing Finance
   Corp., Wellington Arms III,
   Series 1979,
     7.500% 01/01/21                       1,794,177         1,796,366
NC Raleigh Housing Authority,
   Cedar Point Apartments,
   Series 1999 A:
     5.875% 11/01/24                         200,000           102,846
     5.875% 05/01/30                       5,365,000         2,731,590
NC State Housing Finance Agency,
   Series 1994 F,
     6.600% 07/01/17                       1,100,000         1,139,644



                                                 PAR             VALUE
----------------------------------------------------------------------
NE Omaha Housing Development
   Corp., Mortgage Notes, North
   Omaha Homes,
   Series 1979,
     7.375% 03/01/21                      $1,237,132       $ 1,203,952
NY Nyack Housing Assistance Corp.,
   Nyack Plaza Apartments,
   Series 1979,
     7.375% 06/01/21                       2,057,196         2,088,177
Resolution Trust Corp.,
   Pass Through Certificates,
   Series 1993 A,
     8.500% 12/01/16                       6,615,223         6,637,780
TN Franklin Industrial Board,
   Landings Apartment Project,
   Series 1996 B,
     8.750% 04/01/27                       3,290,000         3,453,052
TX Galveston Health Facilities Center,
   Driftwood Apartments,
     8.000% 08/01/23                       1,850,000         1,943,111
VA Alexandria Redevelopment
   & Housing Authority, Courthouse
   Commons Apartments:
   Series 1990 A,
     10.000% 01/01/21 (e)                    760,000           652,171
   Series 1990 B,
     (a) 01/01/21 (e)                        864,000         1,490,659
VA Fairfax County Redevelopment
   & Housing Authority, Mt. Vernon
   Apartments, Series 1995 A,
     6.625% 09/20/20                       1,500,000         1,582,650
WY Rock Springs Housing Finance
   Corp., Bicentennial Association II,
   Series 1979,
     7.360% 05/01/20                         991,571         1,008,517
                                                          ------------
                                                            65,534,554
                                                          ------------

SINGLE FAMILY - 1.3%
CA State Housing Finance Authority,
   Series 1984 B,
     (a) 08/01/16                            325,000            80,610
CO State Housing Finance Authority,
   Single Family Housing:
   Series 1996 B-1,
     7.650% 11/01/26                         500,000           510,560
   Series 1997 A-2,
     7.250% 05/01/27                         870,000           892,968
   Series 1999 B-2,
     6.800% 04/01/30                       1,605,000         1,670,596
   Series 1999 C-2,
     7.050% 04/01/31                       3,745,000         3,931,014


See notes to investment portfolio.

May 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)                      PAR             VALUE
----------------------------------------------------------------------
HOUSING (CONTINUED)
SINGLE FAMILY (CONTINUED)
FL Brevard County, Housing Finance
   Authority, Single Family
   Mortgage, Series 1985,
     (a) 04/01/17                          $ 700,000         $ 183,925
FL Broward County Housing Finance
   Authority, Series 1995,
     6.700% 02/01/28                         910,000           948,775
FL Lee County Housing Finance
   Authority:
   Series 1996 A-1,
     7.350% 03/01/27                       2,370,000         2,560,003
   Series 1998 A-2,
     6.300% 03/01/29                         790,000           858,469
FL Manatee County Housing
   Finance Authority,
   Series 1996 1,
     7.450% 05/01/27                         665,000           727,071
FL Orange County Housing Finance
   Authority, Series 1999 A-1,
     6.250% 09/01/28                         170,000           183,809
IL Chicago, Single Family Mortgage:
   Series 1996 B,
     7.625% 09/01/27                         685,000           711,462
   Series 1997 A,
     7.250% 09/01/28                         895,000           921,895
MA State Housing Finance Agency,
   Series 1992 21,
     7.125% 06/01/25                       4,280,000         4,327,808
MN Chicago & Stearns Counties,
   Series 1994 B,
     7.050% 09/01/27                         305,000           316,810
MN Dakota County Housing &
   Redevelopment Authority,
   Series 1986,
     7.200% 12/01/09                          25,000            25,210
MN Washington County Housing &
   Redevelopment Authority,
   City of Cottage Grove:
   Series 1986,
     7.600% 12/01/11                           5,000             5,036
   Series 1991 C,
     6.900% 07/01/18                         280,000           283,338
NC State Housing Finance Agency:
   Series 1994 W,
     6.450% 09/01/14                         290,000           298,323
   Series 1996 KK,
     5.500% 03/01/09                         270,000           278,111
   Series 1998,
     5.250% 03/01/17                         490,000           514,005



                                                 PAR             VALUE
----------------------------------------------------------------------
NM State Mortgage Finance Authority,
   Series 1999 D-2,
     6.750% 09/01/29                      $3,935,000       $ 4,415,070
OK State Housing Finance Agency,
   Series 1999 B-1,
     6.800% 09/01/16                         615,000           643,554
OR State Department of Housing &
   Community Services:
   Series 1997 E,
     5.150% 07/01/13                         290,000           310,796
   Series 1998 A,
     5.150% 07/01/15                          85,000            90,749
PR Commonwealth of Puerto Rico
   Infrastructure Financing Authority,
   Series 1997 A,
     5.000% 07/01/13                         500,000           556,225
UT State Housing Finance Agency,
   Single Family Mortgage,
   Senior Issue C-2, Series 1990,
     7.950% 07/01/10                           5,000             5,016
                                                          ------------
                                                            26,251,208
                                                          ------------


----------------------------------------------------------------------
INDUSTRIAL - 2.0%
FOOD PRODUCTS - 0.6%
FL Hendry County Industrial
   Development Authority,
   Savannah Foods & Industries,
   Series 1992,
     6.400% 03/01/17                       1,500,000         1,371,630
GA Cartersville Development
   Authority, Anheuser-Busch
   Companies, Inc.,
   Series 2002,
     5.950% 02/01/32                       3,000,000         3,215,940
MI State Strategic Fund,
   Michigan Sugar Co.:
   Carollton Project:
   Series 1998 B,
     6.450% 11/01/25                       2,800,000         2,351,412
   Series 1998 C,
     6.550% 11/01/25                       3,450,000         2,933,052
   Sebewang Project,
   Series 1998 A,
     6.250% 11/01/15                       2,250,000         2,075,940
                                                          ------------
                                                            11,947,974
                                                          ------------

FOREST PRODUCTS - 0.3%
IA Cedar Rapids, Weyerhaeuser
   Co. Project,
   Series 1984,
     9.000% 08/01/14                       1,000,000         1,240,580


See notes to investment portfolio.

May 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)                      PAR             VALUE
----------------------------------------------------------------------
INDUSTRIAL (CONTINUED)
FOREST PRODUCTS (CONTINUED)
MN International Falls,
   Boise Cascade Corp.,
   Series 1999,
     6.850% 12/01/29                      $5,425,000       $ 5,510,390
                                                          ------------
                                                             6,750,970
                                                          ------------

MANUFACTURING - 0.8%
CT State Development Authority,
   Pfizer, Inc. Project,
   Series 1994,
     7.000% 07/01/25                       3,000,000         3,339,450
IL Will-Kankakee Regional
   Development Authority, Flanders
   Corp./Precisionaire Project,
   Series 1997,
     6.500% 12/15/17                       2,555,000         2,548,536
KS Wichita Airport Authority,
   Cessna Citation Service Center,
   Series 2002 A,
     6.250% 06/15/32                       6,500,000         6,754,150
MN Alexandria Industrial
   Development Revenue Bonds,
   Seluemed Ltd. LLP Project,
   Series 1998,
     5.850% 03/01/18                         830,000           843,911
MN Brooklyn Park,
   TL Systems Corp.,
   Series 1991,
     10.000% 09/01/16                        505,000           521,811
MO State Development Finance
   Board, Procter & Gamble Co.,
   Series 1999,
     5.200% 03/15/29                       3,000,000         3,318,360
                                                          ------------
                                                            17,326,218
                                                          ------------

METALS & MINING - 0.1%
NV State Department of Business &
   Industry, Wheeling-Pittsburgh
   Steel Corp., Series 1999 A,
     8.000% 09/01/14 (d)                   1,350,000           945,000
PA Bucks County Industrial
   Development, Jorgensen Steel,
   Series 1980,
     9.000% 06/01/05                       1,500,000         1,520,655
                                                          ------------
                                                             2,465,655
                                                          ------------

OIL & GAS - 0.2%
PA State Economic Development
   Financing Authority,
   Sun Co., Inc., Series 1994 A,
     7.600% 12/01/24                       3,750,000         3,972,225
                                                          ------------

----------------------------------------------------------------------



                                                 PAR             VALUE
----------------------------------------------------------------------
OTHER - 10.5%
OTHER - 0.2%
AL Baldwin County Governmental,
     (a) 05/15/06 (f)                     $   88,800        $      888
SC Tobacco Settlement Revenue
   Management Authority,
   Series 2001 B,
     6.375% 05/15/28                       3,800,000         3,463,396
                                                          ------------
                                                             3,464,284
                                                          ------------

POOL/BOND BANK - 0.4%
FL State Municipal Loan Council,
   Series 2000 A,
     (a) 04/01/21                          1,000,000           446,670
IN Indianapolis Local Public
   Improvement Bond Bank,
   Series 1999 E,
     (a) 02/01/24                          7,400,000         2,737,186
NY State Environmental Facscorp,
   New York City Municipal Water
   Project K, Series 2002,
     5.500% 06/15/17                       4,795,000         5,827,747
                                                          ------------
                                                             9,011,603
                                                          ------------

REFUNDED/ESCROWED (g) - 9.9%
AK Anchorage, Ice Rink Revenue,
   Series 1998,
     6.250% 01/01/12                       1,905,000         2,229,079
AZ Maricopa County Industrial
   Development Authority:
   Advantage Point, Series 1996 A,
     6.625% 07/01/26                       2,750,000         3,171,795
   Single Family, Series 1984,
     (a) 02/01/16                          4,500,000         2,704,320
AZ Pima County Industrial
   Development Authority,
   Series 1989,
     8.200% 09/01/21                      12,370,000        18,173,633
CA Palmdale Community
   Redevelopment Agency:
   Series 1986 A,
     8.000% 03/01/16                       3,000,000         4,309,410
   Series 1986 D,
     8.000% 04/01/16                       7,000,000        10,071,040
CA Perris Community Facilities
   District, Series 1991 2-90,
     8.750% 10/01/21                       6,165,000         9,907,587
CA Pomona,
   Series 1990 A,
     7.600% 05/01/23                      10,000,000        13,977,000
CA Riverside County,
   Series 1988,
     8.300% 11/01/12                      10,000,000        14,060,100


See notes to investment portfolio.

May 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)                      PAR             VALUE
----------------------------------------------------------------------
OTHER (CONTINUED)
REFUNDED/ESCROWED (g) (CONTINUED)
CO Mesa County,
   Series 1992,
     (a) 12/01/11                         $5,905,000       $ 4,422,904
FL Seminole County,
   Series 1992,
     6.000% 10/01/19                       1,030,000         1,308,203
FL State Mid-Bay Bridge Authority,
   Series 1991 A,
     6.875% 10/01/22                       2,000,000         2,740,420
FL Tampa Bay Water Utility System,
   Series 1991,
     9.790% 10/01/29 (b)                     500,000           706,005
HI State Department of Budget &
   Finance, Kahala Senior Living
   Community, Series 2003 A,
     7.875% 11/15/23                       4,000,000         4,074,040
IL State Sales Tax Revenue,
   Series 2002,
     5.750% 06/15/18                       4,925,000         6,062,281
MA State Health & Educational
   Facilities Authority, Corporation
   for Independent Living,
   Series 1993,
     8.100% 07/01/18                       1,150,000         1,178,934
MA State Turnpike Authority,
   Series 1993 A:
     5.000% 01/01/20                      12,665,000        14,341,213
     5.125% 01/01/23                       3,600,000         4,067,028
MI Battle Creek,
   Series 1994,
     7.650% 05/01/22                         750,000           809,573
MI Detroit Downtown Development
   Authority, Area No. 1 Projects:
   Series 1996 C,
     6.200% 07/01/17                       1,000,000         1,162,300
   Series 1996 D,
     6.500% 07/01/10                         700,000           819,924
MI Dickinson County, Memorial
   Hospital System, Series 1994,
     8.125% 11/01/24                         550,000           612,871
MI Kalamazoo Hospital Finance
   Authority, Borgess Medical Center,
   Series 1994 A,
     6.250% 06/01/14                       1,000,000         1,265,050
MN Burnsville, Fairview Community
   Hospital, Series 1982 A,
     (a) 05/01/12                          2,145,000         1,345,730



                                                 PAR             VALUE
----------------------------------------------------------------------
MN Dakota & Washington Counties
   Housing & Redevelopment
   Authority, Series 1988,
     8.150% 09/01/16                      $  235,000        $  342,999
MN Metropolitan Council,
   Hubert H. Humphrey Metrodome,
   Series 1992,
     6.000% 10/01/09                         300,000           315,216
MN Moorhead,
   Series 1979,
     7.100% 08/01/11                          20,000            24,063
MN Western Minnesota Municipal
   Power Agency,
   Series 1983 A,
     9.750% 01/01/16                       1,000,000         1,611,530
NC Eastern Municipal
   Power Agency:
   Series 1987 A,
     4.500% 01/01/24                       1,750,000         1,849,278
   Series 1991 A:
     5.000% 01/01/21                       8,735,000         9,808,881
     6.500% 01/01/18                       1,500,000         1,974,090
NC Lincoln County,
   Lincoln County Hospital,
   Series 1991,
     9.000% 05/01/07                         375,000           441,101
NC State Medical Care Commission,
   Annie Penn Memorial Hospital,
   Series 1998,
     5.375% 01/01/22                         500,000           575,665
OK Oklahoma City Industrial &
   Cultural Facilities Trust,
   Hillcrest Health Center,
   Series 1988,
     6.400% 08/01/14                       4,320,000         5,156,698
OR Saint Charles Memorial Hospital,
   Inc., Saint Charles Hospital,
   Series 1973 A,
     6.750% 01/01/06                          98,000           105,749
PA Convention Center Authority,
   Series 1989 A,
     6.000% 09/01/19                      14,010,000        17,596,140
PA Westmoreland County Municipal
   Authority, Special Obligation,
   Series 1995 A,
     (a) 08/15/23                         10,060,000         3,918,873
SC Piedmont Municipal
   Power Agency:
   Series 1988,
     (a) 01/01/13                         18,585,000        12,080,993
   Series 1993,
     5.375% 01/01/25                       3,960,000         4,616,014



See notes to investment portfolio.

May 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)                      PAR             VALUE
----------------------------------------------------------------------
OTHER (CONTINUED)
REFUNDED/ESCROWED (g) (CONTINUED)
TN Shelby County, Health, Education
   & Housing Facilities Board, Open
   Arms Development Center:
   Series 1992 A,
     9.750% 08/01/19                      $3,820,000       $ 5,011,840
   Series 1992 C,
     9.750% 08/01/19                       3,810,000         4,999,749
TX State Research Laboratory,
   Commission Finance Authority,
   Superconducting Super Collider,
   Series 1991,
     6.950% 12/01/12                      10,000,000        12,542,400
                                                          ------------
                                                           206,491,719
                                                          ------------

----------------------------------------------------------------------
OTHER REVENUE - 1.2%
HOTELS - 0.1%
MA Boston Industrial Development
   Finance Authority,
   Crosstown Center Project,
   Series 2002,
     6.500% 09/01/35                       3,000,000         2,988,750
                                                          ------------

RECREATION - 0.9%
CO Metropolitan Football Stadium
   District, Series 1999 A,
     (a) 01/01/11                          3,650,000         2,811,595
FL Capital Trust Agency, Seminole
   Tribe Convention Center,
   Series 2002 A,
     10.000% 10/01/33                      7,500,000         8,529,825
IA State Vision Special Fund,
   Series 2001,
     5.500% 02/15/18                       5,920,000         7,127,562
OR State Department of
   Administrative Services,
   State Parks Project,
   Series 1998 A,
     4.750% 04/01/13                         665,000           722,383
                                                          ------------
                                                            19,191,365
                                                          ------------

RETAIL - 0.2%
NJ State Economic Development
   Authority, Glimcher Properties
   L.P. Project, Series 1998,
     6.000% 11/01/28                       3,400,000         3,493,602
                                                          ------------

----------------------------------------------------------------------
RESOURCE RECOVERY - 0.4%
DISPOSAL - 0.2%
IL Development Finance Authority,
   Waste Management, Inc.,
   Series 1997,
     5.050% 01/01/10                       2,500,000         2,574,650



                                                 PAR             VALUE
----------------------------------------------------------------------
MI State Strategic Fund, United
   Waste Systems, Inc.,
   Series 1995,
     5.200% 04/01/10                       $ 500,000        $  522,765
NV State Department of Business &
   Industry, Republic Services, Inc.,
   Series 2003,
     5.625% 12/01/26 (b)                   1,500,000         1,558,695
                                                          ------------
                                                             4,656,110

RESOURCE RECOVERY - 0.2%
FL Palm Beach County Solid Waste
   Authority, Series 1998 A,
     (a) 10/01/12                          1,855,000         1,332,521
MA State Industrial Finance Agency,
   Ogden Haverhill Project,
   Series 1998 A,
     5.400% 12/01/11                       3,300,000         3,227,994
                                                          ------------
                                                             4,560,515
                                                          ------------

----------------------------------------------------------------------
TAX-BACKED - 33.8%
LOCAL APPROPRIATED - 2.8%
FL Hillsborough County School
   Board, Series 1998 A,
     5.500% 07/01/16                       1,060,000         1,274,830
IL Chicago Board of Education,
   General Obligation Lease
   Certificates, Series 1992 A:
     6.000% 01/01/20                       8,000,000        10,026,160
     6.250% 01/01/15                       8,400,000        10,566,108
IN Beech Grove School Building
   Corp., Series 1996,
     6.250% 07/05/16                       2,265,000         2,834,874
IN Crown Point School Building
   Corp., Series 2000:
     (a) 01/15/18 (h)                      6,300,000         3,300,318
     (a) 01/15/19                          6,500,000         3,228,095
MN Hibbing Economic Development
   Authority, Series 1997,
     6.400% 02/01/12                         500,000           516,355
MO St. Louis Industrial Development
   Authority, St. Louis Convention
   Center, Series 2000,
     (a) 07/15/18                          3,900,000         2,058,420
NC Chapel Hill, Parking Facilities,
   Series 1994,
     6.450% 12/01/23                         500,000           522,355
NC Harnett County, Harnett
   County Projects, Series 1994,
     6.400% 12/01/14                         250,000           273,105
NC Randolph County,
   Series 2000,
     5.750% 06/01/22                         250,000           285,820


See notes to investment portfolio.

May 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)                      PAR             VALUE
----------------------------------------------------------------------
TAX-BACKED (CONTINUED)
LOCAL APPROPRIATED (CONTINUED)
NC Rowan County,
   Justice Center Project,
   Series 1992,
     6.250% 12/01/07                       $ 430,000         $ 478,285
NY State Dormitory Authority,
   Judicial Facilities,
   Series 1991 A,
     9.500% 04/15/14                         905,000         1,038,352
OR Deschutes County,
   Series 1998 A:
     5.050% 06/01/17                         420,000           434,935
     5.100% 06/01/18                         100,000           103,338
SC Greenville County School
   District, Series 2002,
     5.875% 12/01/17                       8,000,000         9,231,040
TX Houston,
   Series 2000,
     6.400% 06/01/27                       5,000,000         5,766,850
TX Houston Independent School
   District Public Facilities Corp.:
   Series 1998 A,
     (a) 09/15/14                          3,885,000         2,503,455
   Series 1998 B,
     (a) 09/15/15                          2,000,000         1,220,300
   Cesar E. Chavez High School,
   Series 1998 A:
     (a) 09/15/18                          3,885,000         2,004,077
     (a) 09/15/20                          3,885,000         1,782,749
                                                          ------------
                                                            59,449,821
                                                          ------------

LOCAL GENERAL OBLIGATIONS - 12.3%
AK North Slope Borough:
   Series 1999 B,
     (a) 06/30/10                         10,000,000         7,975,600
   Series 2000 B,
     (a) 06/30/10                         18,000,000        14,350,140
   Series 2001 A,
     (a) 06/30/12                         18,000,000        12,959,460
CA Benicia Unified School District,
   Series 1997 A,
     (a) 08/01/21                          5,955,000         2,569,463
CA Corona-Norco Unified School
   District, Series 2001 C,
     (a) 09/01/18                          1,390,000           715,669
CA Golden West School Financing
   Authority, Series 1999 A,
     (a) 08/01/14                          3,980,000         2,576,891



                                                 PAR             VALUE
----------------------------------------------------------------------
CA Los Angeles County Schools,
   Series 1999 A,
     (a) 08/01/22                         $2,180,000         $ 881,439
CA Los Angeles Unified School
   District, Series 2002,
     5.750% 07/01/16                       2,500,000         3,083,475
CA Modesto High School District,
   Series 2002 A,
     (a) 08/01/17                          2,500,000         1,368,150
CA Morgan Hill Unified School
   District, Series 2002,
     (a) 08/01/22                          3,345,000         1,357,568
CA San Juan Unified School District,
   Series 2001:
     (a) 08/01/17                          1,525,000           834,572
     (a) 08/01/18                          1,785,000           922,381
CA Vallejo City Unified School
   District, Series 2002 A,
     5.900% 02/01/20                       1,000,000         1,243,390
CA West Contra Costa Unified
   School District, Series 2001 B,
     6.000% 08/01/24                       1,855,000         2,335,204
CA West Covina United School
   District, Series 2002 A,
     5.800% 08/01/24                       1,210,000         1,489,365
CO Douglas County School District
   No. RE-1, Series 1996,
     7.000% 12/15/12                       3,000,000         3,960,270
CO El Paso County School
   District No. 11:
   Series 1988 A,
     8.375% 03/25/19                         393,958           425,269
   Series 1996:
     7.100% 12/01/16                       2,105,000         2,863,032
     7.125% 12/01/20                       7,350,000         9,850,691
CO Larimer, Weld & Boulder
   Counties School District,
   Series 1996,
     (a) 12/15/10                          4,000,000         3,107,480
GA Fulton County School District,
   Series 1998,
     5.500% 01/01/21                       5,745,000         6,833,620
IL Champaign County,
   Series 1999,
     8.250% 01/01/23                       1,420,000         2,143,731
IL Chicago,
   Series 1999,
     5.500% 01/01/23                       7,500,000         8,859,300


See notes to investment portfolio.

May 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)                      PAR             VALUE
----------------------------------------------------------------------
TAX-BACKED (CONTINUED)
LOCAL GENERAL OBLIGATIONS (CONTINUED)
IL Chicago Board of Education:
   Series 1998 B-1:
     (a) 12/01/10                        $ 3,905,000       $ 3,066,909
     (a) 12/01/13                         13,400,000         9,042,722
     (a) 12/01/21                          6,500,000         2,750,215
     (a) 12/01/22                         27,200,000        10,799,216
     (a) 12/01/23                          7,500,000         2,800,425
   Series 1999 A:
     (a) 12/01/09                          5,000,000         4,142,850
     5.250% 12/01/17                       5,000,000         5,863,800
IL Coles & Cumberland Counties
   Unified School District,
   Series 2000,
     (a) 12/01/12                          3,030,000         2,149,058
IL De Kalb County Community
   United School District No. 424,
   Series 2001:
     (a) 01/01/20                          2,575,000         1,218,979
     (a) 01/01/21                          2,675,000         1,189,867
IL Du Page County Community
   High School District No. 99,
   Series 1998:
     (a) 12/01/10                          2,245,000         1,763,178
     (a) 12/01/11                          1,280,000           952,346
IL Lake & McHenry Counties
   United School District,
   Series 1998:
     (a) 02/01/09                          2,355,000         2,016,375
     (a) 02/01/10                          2,060,000         1,674,141
IL Lake County School District
   No. 56, Series 1997,
     9.000% 01/01/17                      10,440,000        16,217,705
IL State Development Finance
   Authority, Elgin School District
   No. U46, Series 2001,
     (a) 01/01/16                          2,660,000         1,590,121
IL Will County Unified School
   District No. 365-UVY,
   Series 1999 B,
     (a) 11/01/18                          1,470,000           754,110
KS Johnson County Unified
   School District No. 2,
   Series 2001 B,
     5.500% 09/01/17                       6,545,000         7,929,726
KS Wyandotte County,
   Series 1998,
     4.500% 09/01/28                       2,900,000         2,913,978
MI Holland School District,
   Series 1992,
     (a) 05/01/17                          1,190,000           667,233



                                                 PAR             VALUE
----------------------------------------------------------------------
MI Paw Paw Public School District,
   Series 1998,
     5.000% 05/01/25                      $1,020,000       $ 1,134,566
MI Redford Unified School District,
   Series 1997,
     5.000% 05/01/22                         650,000           725,543
MI St. Johns Public School,
   Series 1998,
     5.100% 05/01/25                       1,790,000         2,005,516
MI Williamston Community School
   District, Series 1996,
     5.500% 05/01/25                       1,725,000         2,030,463
MN Rosemount Independent School
   District No. 196,
   Series 1994 B,
     (a) 06/01/10                          1,200,000           968,712
OH Pickerington Local School
   District, Series 2001:
     (a) 12/01/14                          2,000,000         1,307,400
     (a) 12/01/15                          1,500,000           928,890
OR Marion County School District
   No. 103C, Series 1995 A,
     6.000% 11/01/05                         160,000           178,080
OR Northern Oregon Corrections
   Authority, Gilliam Hood River,
   Series 1997,
     5.400% 09/15/16                         200,000           224,062
OR Tualatin Hills Parks & Recreation
   District, Series 1998,
     5.750% 03/01/15                       1,000,000         1,224,970
OR Washington, Multnomah &
   Yamhill Counties School District,
   Series 1998,
     5.000% 11/01/14                         900,000         1,044,567
OR Washington County,
   School District No. 48J,
   Series 1998,
     5.000% 08/01/17                         400,000           437,476
PA Cornwall-Lebanon School District,
   Series 2001,
     (a) 03/15/18                          3,020,000         1,611,895
PA Philadelphia School District,
   Series 2002 B,
     5.625% 08/01/16                       4,500,000         5,240,430
PA Pittsburgh School District,
   Series 2002 A,
     5.500% 09/01/17                       2,000,000         2,423,140
PA Westmoreland County,
   Series 2000 A,
     (a) 06/01/13                          3,000,000         2,077,380


See notes to investment portfolio.

May 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)                      PAR             VALUE
----------------------------------------------------------------------
TAX-BACKED (CONTINUED)
LOCAL GENERAL OBLIGATIONS (CONTINUED)
TN Knox County,
   Series 2002,
     5.500% 04/01/15                      $7,500,000       $ 9,007,650
TX Galveston County,
   Series 2001:
     (a) 02/01/20                          4,005,000         1,882,670
     (a) 02/01/22                          4,085,000         1,697,358
TX Grapevine-Colleyville Independent
   School District,
   Series 1994,
     (a) 08/15/13                          6,010,000         4,100,683
TX Hurst Euless Bedford
   Independent School District,
   Series 1998,
     4.500% 08/15/25                      19,895,000        19,912,110
TX North East Independent School
   District, Series 1999,
     4.500% 10/01/28                       7,500,000         7,450,200
TX Williamson County,
   Series 2002:
     5.500% 02/15/17                       2,500,000         2,864,300
     5.500% 02/15/19                       2,195,000         2,483,225
TX Wylie Independent School District,
   Series 2001,
     (a) 08/15/21                          3,000,000         1,298,790
WA Clark County School District
   No. 37, Series 2001 C,
     (a) 12/01/20                          5,000,000         2,259,500
WA King & Snohomish Counties
   School District No. 417,
   Series 1998 B:
     (a) 06/15/14                          1,800,000         1,168,704
     (a) 06/15/16                          3,315,000         1,927,805
WA King County School
   District No. 414,
   Series 2001,
     5.750% 12/01/13                       3,000,000         3,609,480
                                                          ------------
                                                           255,434,679
                                                          ------------

SPECIAL NON-PROPERTY TAX - 6.8%
FL Nassau County,
   Series 2000,
     (a) 03/01/19                            595,000           299,749
FL Tampa:
   Series 1996,
     (a) 04/01/21                            900,000           403,056
   Series 2001 B,
     5.750% 10/01/15                       5,000,000         6,181,300



                                                 PAR             VALUE
----------------------------------------------------------------------
FL Tampa Sports Authority,
   Tampa Bay Arena Project,
   Series 1995,
     5.750% 10/01/25                      $2,500,000       $ 3,057,850
IL Regional Transportation Authority,
   Series 1994 C,
     7.750% 06/01/14                       1,500,000         2,090,565
IL State:
   Series 2002 1,
     6.000% 06/15/23                       4,000,000         5,000,200
   Series 2002 2,
     5.500% 06/15/15                       7,000,000         8,411,760
MA State,
   Series 2002 A,
     5.500% 06/01/15                       5,000,000         5,994,950
MI State Trunk Line,
   Series 1998 A,
     5.500% 11/01/18                      10,695,000        12,955,388
MN Red Lake Band of Chippewa
   Indians, Series 1998,
     6.250% 08/01/13                       2,400,000         2,400,816
NJ State Transportation Trust
   Fund Authority:
   Series 1995 B,
     7.000% 06/15/12                      27,000,000        35,347,078
   Series 1999 A:
     5.750% 06/15/15                       3,000,000         3,668,520
     5.750% 06/15/20                       3,150,000         3,843,914
NY State Local Government
   Assistance Corp.:
   Series 1993 C,
     5.500% 04/01/17                       3,800,000         4,535,300
   Series 1993 E:
     5.000% 04/01/21                       2,655,000         2,983,848
     5.250% 04/01/16 (h)                  15,060,000        17,782,848
PR Commonwealth of Puerto Rico
   Highway & Transportation
   Authority, Series 2002 E,
     5.500% 07/01/14                      10,000,000        12,069,800
TX Harris County-Houston Sports
   Authority, Series 2001 A:
     (a) 11/15/14                          3,905,000         2,502,285
     (a) 11/15/15                          3,975,000         2,412,110
     (a) 11/15/16                          4,040,000         2,318,233
WI State,
   Series 1999,
     5.250% 12/15/27                       6,500,000         7,484,425
                                                          ------------
                                                           141,743,995
                                                          ------------

SPECIAL PROPERTY TAX - 0.6%
CA Huntington Beach Community
   Facilities District, Grand Coast
   Resort, Series 2001,
     6.450% 09/01/31                       1,350,000         1,411,587



See notes to investment portfolio.

May 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)                      PAR             VALUE
----------------------------------------------------------------------
TAX-BACKED (CONTINUED)
SPECIAL PROPERTY TAX (CONTINUED)
CA Santa Margarita Water District,
   Series 1999,
     6.250% 09/01/29                      $4,200,000       $ 4,353,678
FL Double Branch Community
   Development District, Special
   Assessment, Series 2002,
     6.700% 05/01/34                       1,000,000         1,031,030
FL Fleming Island Plantation
   Community Development District,
   Series 2000 A,
     6.300% 02/01/05                         155,000           117,215
FL Heritage Palms Community
   Development District:
   Series 1999,
     6.250% 11/01/04                         235,000           238,873
   Series 1999 A,
     6.750% 05/01/21                         100,000           103,880
FL Lexington Oaks Community
   Development District,
   Series 1998 A,
     6.125% 05/01/19                         535,000           546,583
FL Maple Ridge Community
   Development District,
   Series 2000,
     7.150% 05/01/31                         195,000           213,184
FL Northern Palm Beach County
   Improvement District,
   Series 1999,
     6.000% 08/01/29                         500,000           575,710
FL Orlando, Conroy Road
   Interchange Project:
   Series 1998 A,
     5.800% 05/01/26                         300,000           304,176
   Series 1998 B,
     5.250% 05/01/05                          65,000            65,761
FL Stoneybrook Community
   Development District:
   Series 1998 A,
     6.100% 05/01/19                         240,000           245,326
   Series 1998 B,
     5.700% 05/01/08                         855,000           868,902
FL Village Center Community
   Development District,
   Series 1998 A,
     5.500% 11/01/12                         750,000           900,323
IL Illinois Sports Facility Authority,
   Series 2001,
     (a) 06/15/18                          3,000,000         1,563,450



                                                 PAR             VALUE
----------------------------------------------------------------------
MI Romulus Tax Increment
   Finance Authority,
   Series 1994,
     6.750% 11/01/19                       $ 500,000         $ 532,735
                                                          ------------
                                                            13,072,413
                                                          ------------

STATE APPROPRIATED - 6.8%
IA State Finance Authority,
   Series 2002,
     5.375% 06/15/15                       5,735,000         6,833,941
MI State, 525 Redevco, Inc.,
   Series 2000,
     (a) 06/01/21                          5,000,000         2,228,350
NY Metropolitan Transportation
   Authority, New York Service
   Contract, Series 2002,
     5.500% 07/01/17                       8,605,000        10,430,723
NY State Dormitory Authority:
   Series 1993 A:
     5.500% 05/15/19                       2,350,000         2,834,147
     6.000% 07/01/20                       6,140,000         7,763,600
   City University:
   Series 1990 C,
     7.500% 07/01/10                      19,875,000        24,441,281
   Series 1993 A,
     6.000% 07/01/20                      13,350,000        16,707,525
   State University Facilities,
   Series 1993 A,
     5.875% 05/15/17                      28,240,000        35,346,314
   State University of New York,
   Series 1990 A,
     7.500% 05/15/13                       8,000,000        10,815,680
NY State Urban Development Corp.,
   Series 1995,
     5.500% 01/01/15                       5,265,000         6,321,949
PR Commonwealth of Puerto Rico:
   Public Building Authority:
   Series 1993 M,
     5.700% 07/01/16                         200,000           203,796
   Series 1995 A,
     6.250% 07/01/14                       1,200,000         1,531,536
   Series 1997 B,
     5.000% 07/01/13                         300,000           335,886
   Public Finance Corp.:
   Series 1998 A,
     5.375% 06/01/17                       5,000,000         5,987,750
   Series 2002 E,
     6.000% 08/01/26                       2,700,000         3,252,474
WA State,
   Series 2000 S-5,
     (a) 01/01/19                          5,000,000         2,498,850


See notes to investment portfolio.

May 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)                      PAR             VALUE
----------------------------------------------------------------------
TAX-BACKED (CONTINUED)
STATE APPROPRIATED (CONTINUED)
WV State Building Commission,
   Series 1998 A,
     5.375% 07/01/21                      $3,215,000       $ 3,730,300
                                                          ------------
                                                           141,264,102
                                                          ------------

STATE GENERAL OBLIGATIONS - 4.5%
CA State,
   Series 2002:
     6.000% 04/01/16                       3,000,000         3,731,220
     6.000% 04/01/18                       3,000,000         3,750,840
MA Massachusetts Bay Transportation
   Authority, Series 1998,
     4.500% 03/01/26                       4,750,000         4,765,818
MA State College Building Authority
   Project, Series 1994 A,
     7.500% 05/01/11                       1,500,000         1,968,030
NJ State,
   Series 2001 H,
     5.250% 07/01/16                      12,000,000        14,161,560
NV State,
   Series 1992 A,
     6.800% 07/01/12                          60,000            60,279
OR State:
   Series 1979 LXI:
     7.200% 07/01/04                         175,000           186,487
     7.250% 07/01/06                         250,000           293,413
     7.250% 01/01/07                         200,000           237,456
   Series 1980 LXII,
     9.200% 04/01/08                         180,000           237,301
   Series 1980 LXIII:
     8.200% 07/01/04                         205,000           220,537
     8.250% 01/01/07                         200,000           244,070
   Series 1992 B,
     6.000% 08/01/04                          25,000            25,601
   Series 1997 76A,
     5.550% 04/01/09                          70,000            76,605
PR Commonwealth of Puerto Rico:
   Series 2001,
     5.500% 07/01/17                      13,130,000        15,915,792
   Highway & Transportation
   Authority:
   Series 1996 Z,
     6.000% 07/01/18                      10,000,000        12,693,900
   Series 1998 A:
     5.500% 07/01/12                         300,000           360,309
     5.500% 07/01/14                         310,000           374,164
   Series 2002 E,
     5.500% 07/01/17                       5,400,000         6,545,718
   Series 2003 AA,
     5.500% 07/01/17                       3,000,000         3,636,510



                                                 PAR             VALUE
----------------------------------------------------------------------
   Public Finance Corp.:
   Series 1996 B,
     6.500% 07/01/15                      $2,650,000       $ 3,455,441
   Series 1998 A,
     5.125% 06/01/24                       3,000,000         3,434,790
   Public Import:
   Series 2001 A:
     5.500% 07/01/16                       2,420,000         2,921,763
     5.500% 07/01/21                       3,000,000         3,592,500
   Series 2002 A,
     5.500% 07/01/19                       7,000,000         8,459,920
TX State Public Finance Authority,
   Series 1997,
     (a) 10/01/13                          4,000,000         2,713,440
                                                          ------------
                                                            94,063,464
                                                          ------------

----------------------------------------------------------------------
TRANSPORTATION - 10.5%
AIR TRANSPORTATION - 1.0%
CA Los Angeles Regional Airports
   Improvement,
   Series 2002 C,
     7.500% 12/01/24 (b)                     750,000           610,425
IL Chicago O'Hare International
   Airport, United Airlines, Inc.:
   Series 1999 A,
     5.350% 09/01/16 (d)                   4,100,000           297,332
   Series 2000 A,
     6.750% 11/01/11 (d)                   7,850,000         1,014,377
KY Kenton County Airport Board,
   Delta Airlines, Inc.,
   Series 1992 A,
     7.500% 02/01/20                       2,000,000         1,635,060
MN Minneapolis & St. Paul
   Metropolitan Airports Commission,
   Special Facilities, Northwest Airlines:
   Series 2001 A,
     7.000% 04/01/25                       6,500,000         4,663,620
   Series 2001 B,
     6.500% 04/01/25 (b)                   2,000,000         1,718,520
NC Charlotte,
   US Airways, Inc.:
   Series 1998,
     5.600% 07/01/27                       3,300,000         2,323,035
   Series 2000,
     7.750% 02/01/28                       5,750,000         4,214,348
NJ State Economic Development
   Authority, Continental Airlines, Inc.,
   Series 1999:
     6.250% 09/15/19                       1,300,000           972,777
     6.400% 09/15/23                       4,000,000         2,994,480
                                                          ------------
                                                            20,443,974
                                                          ------------

See notes to investment portfolio.

May 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)                      PAR             VALUE
----------------------------------------------------------------------
TRANSPORTATION (CONTINUED)
AIRPORTS - 0.6%
CO Denver City & County Airport,
   Series 2001 B,
     5.500% 11/15/14                      $4,280,000       $ 4,926,665
MA State Port Authority,
   Series 1999:
     9.870% 07/01/29 (b)(e)                2,500,000         3,083,750
     10.370% 07/01/29 (b)(e)               1,500,000         1,852,215
NC Charlotte,
   Series 1999,
     8.860% 06/15/22 (b)(e)                2,000,000         2,511,900
                                                          ------------
                                                            12,374,530
                                                          ------------

PORTS - 0.8%
FL Dade County,
   Series 1995,
     6.200% 10/01/09                       1,000,000         1,218,410
WA Port Seattle:
   Series 1999 A,
     5.500% 09/01/17                       9,800,000        11,739,714
   Series 2000 B,
     6.000% 02/01/15                       2,515,000         3,064,351
                                                          ------------
                                                            16,022,475
                                                          ------------

TOLL FACILITIES - 6.7%
CA San Joaquin Hills Transportation
   Corridor Agency, Series 1997 A,
     (a) 01/15/14                         14,450,000         9,576,015
CO Department of Transportation,
   Revenue Anticipation Notes,
   Series 2002 B,
     5.500% 06/15/15                       5,000,000         6,030,350
CO E-470 Public Highway Authority:
   Series 1997 B:
     (a) 09/01/11                         17,685,000        13,281,435
     (a) 09/01/22                          6,515,000         2,638,705
   Series 2000 B,
     (a) 09/01/18                         14,000,000         7,229,740
MA State Turnpike Authority:
   Series 1993 A,
     5.000% 01/01/20                       3,610,000         4,087,784
   Series 1997 A,
     (a) 01/01/24                          7,000,000         2,673,860
   Series 1997 C:
     (a) 01/01/18                          4,700,000         2,555,954
     (a) 01/01/20                         15,000,000         7,275,750
NJ State Turnpike Authority,
   Series 1991 C,
     6.500% 01/01/16                      26,000,000        33,236,840



                                                 PAR             VALUE
----------------------------------------------------------------------
NY Triborough Bridge & Tunnel
   Authority:
   Series 1992,
     6.125% 01/01/21                      $7,000,000       $ 8,871,310
   Series 1992 Y:
     5.500% 01/01/17                       2,000,000         2,402,360
     6.125% 01/01/21                       8,500,000        10,772,305
   Series 2002,
     5.500% 11/15/20                       1,875,000         2,260,256
OH State Turnpike Commission,
   Series 1998 A,
     5.500% 02/15/24                       7,000,000         8,314,810
TX State Turnpike Authority, Central
   Texas Capital Appreciation,
   Series 2002 A,
     (a) 08/15/18                         10,000,000         5,174,000
VA Richmond Metropolitan Authority,
   Series 1998,
     5.250% 07/15/22                       6,700,000         7,782,318
WV State Parkways Economic
   Development & Tourism Authority,
   Series 2002:
     5.250% 05/15/17                       3,210,000         3,783,210
     5.250% 05/15/19                       2,239,729         2,341,960
                                                          ------------
                                                           140,288,962
                                                          ------------

TRANSPORTATION - 1.4%
CA San Francisco Bay Area Rapid
   Transit District,
   Series 1999,
     9.310% 01/01/08 (b)                   5,000,000         6,078,900
MA Bay Transportation Authority,
   Series 2003 A,
     5.250% 07/01/19                       4,800,000         5,612,784
NV State Department of Business &
   Industry, Las Vegas Monorail
   Project, Series 2000:
     7.375% 01/01/30                       1,000,000           930,030
     7.375% 01/01/40                       3,000,000         2,757,960
OH Toledo-Lucas County Port
   Authority, CSX Transportation,
   Inc., Series 1992,
     6.450% 12/15/21                       1,950,000         2,116,004
WI State,
   Series 2002 2,
     5.500% 07/01/14                       9,795,000        11,533,417
                                                          ------------
                                                            29,029,095
                                                          ------------

----------------------------------------------------------------------


See notes to investment portfolio.

May 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)                      PAR             VALUE
----------------------------------------------------------------------
UTILITY - 17.3%
INDEPENDENT POWER PRODUCERS - 1.5%
MI Midland County Economic
   Development Corp.,
   Series 2000,
     6.875% 07/23/09                     $   200,000        $  204,746
NY Port Authority of New York &
   New Jersey, KIAC Partners,
   Series 1996 IV:
     6.750% 10/01/11                       1,500,000         1,610,565
     6.750% 10/01/19                       7,000,000         7,400,680
NY Suffolk County Industrial
   Development Agency, Nissequogue
   Cogen Partners, Series 1998,
     5.500% 01/01/23                       6,800,000         6,401,588
PA Economic Development Finance
   Authority, Colver Project,
   Series 1994 D,
     7.150% 12/01/18                       5,750,000         5,966,545
PR Commonwealth of Puerto Rico
   Industrial, Educational, Medical
   & Environmental Cogeneration
   Facilities, AES Project,
   Series 2000,
     6.625% 06/01/26                       2,800,000         2,951,368
VA Pittsylvania County Industrial
   Development Authority,
   Multitrade of Pittsylvania,
   Series 1994 A,
     7.550% 01/01/19                       3,750,000         3,848,363
WY Lincoln County Environmental
   Improvement, Pacificorp Project,
   Series 1995,
     4.125% 11/01/25 (b)(i)                2,000,000         2,010,920
                                                          ------------
                                                            30,394,775
                                                          ------------

INVESTOR OWNED - 3.4%
AZ Pima County Industrial
   Development Authority, Tucson
   Electric Power Co.,
   Series 1997 A,
     6.100% 09/01/25                       2,000,000         1,910,400
HI State Department of Budget &
   Finance, Citizens Utilities Co.,
   Series 1993,
     5.538% 12/15/23                      10,000,000         8,948,600
IN Petersburg, Indiana Power &
   Light Co.:
   Series 1993 B,
     5.400% 08/01/17                       5,000,000         5,846,000
   Series 1995 C,
     5.950% 12/01/29                       3,500,000         3,307,045



                                                 PAR             VALUE
----------------------------------------------------------------------
IN State Development Finance
   Authority, Series 1999,
     5.950% 08/01/30                     $ 4,000,000       $ 3,661,400
MI St. Clair County Economic
   Development Corp., Detroit
   Edison Co., Series 1993 AA,
     6.400% 08/01/24                       2,000,000         2,389,540
MI State Strategic Fund,
   Detroit Edison Co.,
   Series 1991 BB,
     7.000% 05/01/21                       2,505,000         3,393,448
MT City of Forsyth Pollution Control,
   Series 1998 A,
     5.200% 05/01/33 (b)                   1,450,000         1,485,525
NY State Energy Research &
   Development Authority, Brooklyn
   Union Gas Co.,
   Series 1993, IFRN,
     11.216% 04/01/20 (b)                 13,000,000        17,044,560
SC State Public Service Authority,
   Series 2003 A,
     5.000% 01/01/21 (i)                   2,000,000         2,162,860
TX Brazos River Authority,
   Pollution Control:
   Series 1999 B,
     6.750% 09/01/34 (b)                  10,000,000        10,532,600
   Series 2001 C,
     5.750% 05/01/36 (b)                   2,000,000         2,041,340
TX Dallas County Flood Control
   District, Series 2002,
     7.250% 04/01/32                       6,000,000         6,175,380
VA Chesterfield County Industrial
   Development Authority, Pollution
   Control Revenue, Virginia Electric
   & Power Co., Series 1987 B,
     5.875% 06/01/17                       1,250,000         1,354,025
                                                          ------------
                                                            70,252,723
                                                          ------------

JOINT POWER AUTHORITY - 5.4%
FL Palm Bay,
   Series 2001,
     (a) 10/01/23                          1,880,000           723,687
MA Municipal Wholesale Electric Co.,
   Power Supply System, Project 6,
   Series 2001,
     5.250% 07/01/14                       4,500,000         5,138,145
MA State Municipal Wholesale
   Electric Co.,
   Series 1994 A,
     8.845% 07/01/16 (b)                  22,900,000        25,746,928
MN Anoka County, Solid Waste
   Disposal, Natural Rural Utility,
   Series 1987 A,
     6.950% 12/01/08                         320,000           329,600


See notes to investment portfolio.

May 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)                      PAR             VALUE
----------------------------------------------------------------------
UTILITY (CONTINUED)
JOINT POWER AUTHORITY (CONTINUED)
MN Southern Minnesota Municipal
   Power Agency,
   Series 2002 A,
     5.250% 01/01/17                     $17,165,000      $ 20,227,236
NC Eastern Municipal
   Power Agency:
   Series 1993,
     6.000% 01/01/18                       4,470,000         5,574,671
   Series 1993 B,
     6.000% 01/01/22                         500,000           609,455
   Series 1999 D,
     6.700% 01/01/19                       2,000,000         2,247,400
   Series 2003 C,
     5.375% 01/01/17                       2,250,000         2,364,255
NC State Municipal Power Agency,
   Catawba Electric No. 1:
   Series 1992,
     (a) 01/01/09                          9,650,000         8,252,584
   Series 1998 A,
     5.500% 01/01/15                       5,750,000         6,837,440
   Series 2003 A,
     5.250% 01/01/20                       2,000,000         2,214,160
SC Piedmont Municipal
   Power Agency:
   Series 1988,
     (a) 01/01/13                         25,870,000        18,084,424
   Series 1993,
     5.375% 01/01/25                      11,805,000        13,469,505
                                                          ------------
                                                           111,819,490
                                                          ------------

MUNICIPAL ELECTRIC - 2.4%
FL Fort Pierce Utilities Authority,
   Series 1999 B,
     (a) 10/01/17                            630,000           347,180
FL Lakeland,
   Series 1999 C,
     6.050% 10/01/11                       1,870,000         2,301,316
FL Orlando Utilities Commission,
   Series 1989 D,
     6.750% 10/01/17                       3,750,000         4,907,588
MI Public Power Agency,
   Belle River Project,
   Series 2002 A,
     5.250% 01/01/18                       2,125,000         2,480,534
MN Chaska,
   Series 2000 A,
     6.000% 10/01/25                       1,000,000         1,083,680



                                                 PAR             VALUE
----------------------------------------------------------------------
PA Westmoreland County
   Municipal Authority:
   Series 1999 A,
     (a) 08/15/22                        $ 2,000,000         $ 823,080
   Series 2000 A,
     (a) 08/15/23                          4,140,000         1,609,591
PR Commonwealth of Puerto Rico
   Electric Power Authority:
   Series 1998 EE,
     5.250% 07/01/14                         500,000           569,565
   Series 2002 JJ,
     5.375% 07/01/17                       3,000,000         3,569,550
   Series 2002 KK,
     5.500% 07/01/26                      10,000,000        12,073,400
SD Heartland Consumers Power
   District, Series 1992,
     6.000% 01/01/17                       5,600,000         6,992,720
TN Metropolitan Government,
   Nashville & Davidson Counties,
   Series 1996 A,
     (a) 05/15/09                          5,250,000         4,443,495
TX Austin Electric Utility System
   Revenue, Series 2002 A,
     5.500% 11/15/16                       3,230,000         3,849,482
WA Chelan County Public Utilities
   District No. 1, Columbia River
   Rock Hydroelectric,
   Series 1997,
     (a) 06/01/09                          5,000,000         4,175,900
                                                          ------------
                                                            49,227,081
                                                          ------------

WATER & SEWER - 4.6%
AZ Mesa,
   Series 2002,
     5.250% 07/01/15                       6,400,000         7,565,248
CA Castaic Lake Water Agency,
   Series 1999 A,
     (a) 08/01/24                          9,445,000         3,396,516
CA State Department of Water
   Resources, Central Valley Project,
   Series 2002 X,
     5.500% 12/01/17                       2,000,000         2,423,880
FL Melbourne,
   Series 2000 A,
     (a) 10/01/19                            600,000           299,442
FL Seacoast Utility Authority,
   Series 1989 A,
     5.500% 03/01/15                       1,900,000         2,287,904
FL Seminole County,
   Series 1992,
     6.000% 10/01/19                         470,000           590,235
FL Sunrise Utility System,
   Series 1998,
     5.200% 10/01/22                       5,995,000          6,710,803


See notes to investment portfolio.

May 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)                      PAR             VALUE
----------------------------------------------------------------------
UTILITY (CONTINUED)
WATER & SEWER (CONTINUED)
GA Henry County Water & Sewer
   Authority, Series 1997,
     6.150% 02/01/20                     $ 5,390,000       $ 6,865,890
IL Chicago,
   Series 1999 A,
     (a) 01/01/20                          7,275,000         3,438,311
LA Public Facility Belmont Water
   Authority,
     9.000% 09/15/24 (c)                   1,350,000           945,000
MA State Water Pollution Abatement
   Trust, Series 1999 A,
     6.000% 08/01/17                      10,000,000        12,606,700
MA State Water Resources Authority:
   Series 1992 A,
     6.500% 07/15/19                       5,000,000         6,587,600
   Series 1998 B,
     4.500% 08/01/22 (h)                   2,250,000         2,271,578
   Series 2002 J,
     5.500% 08/01/21                       5,000,000         5,947,300
MI Detroit,
   Series 1999 A,
     (a) 07/01/20                          4,330,000         2,034,451
MS Five Lakes Utility District,
     8.250% 07/15/24                         760,000           747,544
NY New York City Municipal Water
   Finance Authority,
   Series 1999,
     9.560% 06/15/32 (b)(e)                7,000,000         8,276,030
OH State Fresh Water Development
   Authority Revenue,
   Series 2001 B,
     5.500% 06/01/19                       2,075,000         2,497,823
OR Portland,
   Series 1995,
     5.100% 08/01/08                         100,000           104,367
OR Washington County United
   Sewer Agency, Series 1992 A,
     5.900% 10/01/06                          95,000           100,860
TX Houston Area Water Corp.,
   Northeast Water Purification
   Project, Series 2002,
     5.500% 03/01/16                       2,810,000         3,237,261
TX Houston Water & Sewer System,
   Series 1998 A,
     (a) 12/01/19                         35,000,000        16,866,126
                                                          ------------
                                                            95,800,869
                                                          ------------

TOTAL MUNICIPAL BONDS
   (cost of $1,837,488,929)                              2,024,373,028
                                                         -------------



MUNICIPAL PREFERRED
STOCKS - 0.9%                                 SHARES             VALUE
----------------------------------------------------------------------
HOUSING - 0.9%
MULTI-FAMILY - 0.9%
Charter Mac Equity Issue Trust:
     6.625% 06/30/09 (j)                   4,000,000       $ 4,409,160
     7.600% 11/30/50 (j)                   5,000,000         5,663,600
MuniMae Equity Issue Trust,
     7.750% 06/30/50 (j)                   8,000,000         9,072,240
                                                          ------------
   (cost of $17,000,000)                                    19,145,000
                                                          ------------

SHORT-TERM OBLIGATIONS - 0.9%                    PAR
----------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (k) - 0.9%
AZ Phoenix Industrial Development
   Authority:
   Diocese of Sioux City,
   Series 1999,
     1.200% 03/01/19                      $1,100,000         1,100,000
   Valley of the Sun Y.M.C.A.,
   Series 2001,
     1.350% 01/01/31                         900,000           900,000
IA State Finance Authority,
   Small Business Development,
   Series 1985 A,
     1.200% 11/01/15                         500,000           500,000
IA State Higher Education Loan
   Authority, Loras College,
   Series 2000,
     1.300% 11/01/30                       1,000,000         1,000,000
IA Woodbury County Educational
   Facilities, Siouxland Medical
   Education Foundation,
   Series 1996,
     1.250% 11/01/16                         700,000           700,000
IL Quad Cities Regional Economic
   Development Authority, Two
   Rivers Y.M.C.A.,
   Series 2002,
     1.350% 12/01/31                       1,400,000         1,400,000
IL State Health Facilities Authority:
   Bromenn Healthcare, Inc.,
   Series 2002,
     1.300% 08/15/32                         900,000           900,000
   OSF Healthcare System,
   Series 2002,
     1.300% 11/15/27                       3,600,000         3,600,000
MN State, Series 1995 B,
     1.250% 12/01/05                         700,000           700,000
MS Jackson County Pollution Control,
   Chevron Corp., Series 1993,
     1.250% 06/01/23                       2,000,000         2,000,000
NY State,
   Sub-Series 1993 A-4,
     1.300% 08/01/22                       2,300,000         2,300,000


See notes to investment portfolio.

May 31, 2003 (Unaudited)

SHORT-TERM
OBLIGATIONS (CONTINUED)                         PAR              VALUE
----------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (k) (continued)
SD Lower Brule Sioux Tribe,
   Series 1999,
     1.200% 12/01/11                       $ 500,000         $ 500,000
WY Uinta County Pollution Control,
   Chevron Corp.,
   Series 1992,
     1.250% 12/01/22                       2,600,000         2,600,000
                                                          ------------

TOTAL SHORT-TERM OBLIGATIONS
   (cost of $18,200,000)                                    18,200,000
                                                          ------------

TOTAL INVESTMENTS - 98.9%
   (cost of $1,872,688,929)(l)                           2,061,718,028
                                                         -------------

OTHER ASSETS & Liabilities, Net - 1.1%                      22,344,045
----------------------------------------------------------------------
NET ASSETS - 100.0%                                     $2,084,062,073
                                                        ==============


NOTES TO INVESTMENT PORTFOLIO:

(a)  Zero coupon bond.
(b) Interest rates on variable rate securities change periodically. The rate listed is as of May 31, 2003.
(c) This issuer is in default of certain debt covenants. Income is not being accrued.
(d) As of May 31, 2003, the Fund held securities of certain issuers that have filed for bankruptcy protection under Chapter 11 representing 0.2% of net assets. These issuers are in default of certain debt covenants. Income is not being accrued.
(e) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At May 31, 2003, these securities amounted to $20,335,882, which represents 1.0% of net assets.

     Additional information on each restricted security held at May 31, 2003 is as follows:

                                           ACQUISITION     ACQUISITION
     SECURITY                                  DATE            COST
     --------                              -----------     -----------
     MA State Port Authority,
       Series 1999:
         9.870% 07/01/29 (b)                 11/17/99      $ 2,406,000
         10.370% 07/01/29 (b)                02/04/00        1,437,523
     MN Roseville, Care Institute, Inc.,
       Series 1993,
         7.750% 11/01/23                     11/01/93        3,275,000
     MN White Bear Lake,
       Birch Lake Townhome Project,
       Series 1989 B,
         (a) 07/15/19                        07/19/89          269,000



                                           ACQUISITION     ACQUISITION
     SECURITY                                  DATE            COST
     --------                              -----------     -----------
     NC Charlotte,
       Series 1999,
         8.860% 06/15/22 (b)                 07/30/99      $ 1,948,210
     NY New York City, Municipal
       Water Finance Authority,
         Series 1999,
         9.560% 06/15/32 (b)                 02/04/00        6,137,620
     VA Alexandria Redevelopment
       & Housing Authority,
       Courthouse Commons
       Apartments:
       Series 1990 A,
         10.000% 01/01/21                    09/06/90          760,000
       Series 1990 B,
         (a) 01/01/21                        09/06/90          864,000
                                                           -----------
                                                           $17,097,353
                                                           -----------


(f) Represents fair value as determined in good faith under the direction of the Board of Trustees.
(g) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(h) These securities, or a portion thereof, with a total market value of $10,571,145, are being used to collateralize open futures contracts.
(i)  Settlement of this security is on a delayed delivery basis.
(j) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2003, the value of these securities amounted to $19,145,000, which represents 0.9% of net assets.
(k) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of May 31, 2003.
(l)  Cost for federal income tax purposes is $1,870,138,669.
(m) This issuer is in default of certain debt covenants. Income is not being fully accrued.

Short futures contracts open at May 31, 2003:

                    PAR VALUE                     UNREALIZED
                   COVERED BY     EXPIRATION     APPRECIATION
      TYPE          CONTRACTS       MONTH         AT 05/31/03
-------------------------------------------------------------
10 Year U.S.
    Treasury Bond  $48,500,000     September         $ 88
                                                     ----


     ACRONYM                      NAME
     -------            --------------------------
      IFRN              Inverse Floating Rate Note



See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2003 (Unaudited)


ASSETS:
Investments, at cost                     $1,872,688,929
                                         --------------
Investments, at value                    $2,061,718,028
Receivable for:
   Investments sold                           1,355,033
   Fund shares sold                             784,719
   Interest                                  31,157,275
   Futures variation margin                      30,313
Deferred Trustees' compensation plan             53,416
                                         --------------
     Total Assets                         2,095,098,784
                                         --------------
LIABILITIES:
Payable to custodian bank                       195,547
Payable for:
   Investments purchased
     on a delayed delivery basis              4,164,480
   Fund shares repurchased                    1,774,983
   Distributions                              3,374,058
   Management fee                             1,052,116
   Pricing and bookkeeping fees                 115,104
Deferred Trustees' fees                          53,416
Other liabilities                               307,007
                                         --------------
     Total Liabilities                       11,036,711
                                         --------------
NET ASSETS                               $2,084,062,073
                                         ==============
COMPOSITION OF NET ASSETS:
Paid-in capital                          $1,943,209,183
Undistributed net investment income           1,971,234
Accumulated net realized loss               (50,147,531)
Net unrealized appreciation on:
   Investments                              189,029,099
   Futures contracts                                 88
                                         --------------
NET ASSETS                               $2,084,062,073
                                         ==============
CLASS A:

Net assets                               $1,991,283,361
Shares outstanding                          142,319,224
                                         --------------
Net asset value per share                      $  13.99(a)
                                         ==============

Maximum offering price per share
   ($13.99/0.9525)                             $  14.69(b)
                                         ==============
CLASS B:

Net assets                                 $ 78,237,973
Shares outstanding                            5,591,763
                                         --------------

Net asset value and offering price per share   $  13.99(a)
                                         ==============
CLASS C:
Net assets                                 $ 14,540,739
Shares outstanding                            1,039,246
                                         --------------

Net asset value and offering price per share $   13.99(a)
                                         ==============



STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2003
(Unaudited)

INVESTMENT INCOME:
Interest                                   $ 55,794,940
                                         --------------
EXPENSES:
Management fee                                5,720,065
Distribution fee:
   Class B                                      300,610
   Class C                                       52,202
Service fee:
   Class A                                    1,919,636
   Class B                                       80,163
   Class C                                       13,994
Transfer agent fee                            1,782,426
Pricing and bookkeeping fees                    411,550
Trustees' fees                                   35,542
Custody fee                                      29,356
Other expenses                                  142,993
                                         --------------
   Total Operating Expenses                  10,488,537
Fees and expenses waived or
   reimbursed by Advisor                       (685,584)
Fees waived by Distributor - Class C            (10,219)
Custody earnings credit                          (4,518)
                                         --------------
   Net Expenses                               9,788,216
                                         --------------
Net Investment Income                        46,006,724
                                         --------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND
  FUTURES CONTRACTS:
Net realized gain (loss) on:
   Investments                                6,085,347
   Futures contracts                         (2,038,703)
                                         --------------
     Net realized gain                        4,046,644
                                         --------------
Net change in unrealized
appreciation/depreciation on:
   Investments                              121,194,160
   Futures contracts                           (481,482)
                                         --------------
     Net change in unrealized
       appreciation/depreciation            120,712,678
                                         --------------
Net Gain                                    124,759,322
                                         --------------
Net Increase in Net Assets from

   Operations                              $170,766,046
                                         --------------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS


                                                                                     (Unaudited)
                                                                                     Six Months
                                                                                        Ended            Year Ended
                                                                                       May 31,          November 30,
Increase (Decrease) in Net Assets:                                                      2003                2002
====================================================================================================================
OPERATIONS:
Net investment income                                                              $  46,006,724      $  101,367,543
Net realized gain (loss) on investments and
futures contracts                                                                      4,046,644          (9,062,023)
Net change in unrealized appreciation/depreciation on investments and
   futures contracts                                                                 120,712,678          11,409,074
                                                                                   -------------      --------------
Net Increase from Operations                                                         170,766,046         103,714,594
                                                                                   -------------      --------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                                                                           (44,613,227)        (94,924,598)
   Class B                                                                            (1,562,002)         (4,034,627)
   Class C                                                                              (283,469)           (442,479)
                                                                                   -------------      --------------
Total Distributions Declared to Shareholders                                         (46,458,698)        (99,401,704)
                                                                                   -------------      --------------

SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                                      93,321,416         175,824,433
   Distributions reinvested                                                           24,365,047          51,713,627
   Redemptions                                                                      (145,343,012)       (287,395,255)
                                                                                   -------------      --------------
     Net Decrease                                                                    (27,656,549)        (59,857,195)
                                                                                   -------------      --------------

Class B:
   Subscriptions                                                                       4,971,433          12,003,397
   Distributions reinvested                                                              776,128           1,990,847
   Redemptions                                                                       (14,150,153)        (60,934,310)
                                                                                   -------------      --------------
     Net Decrease                                                                     (8,402,592)        (46,940,066)
                                                                                   -------------      --------------

Class C:
   Subscriptions                                                                       3,970,910          14,959,726
   Distributions reinvested                                                              182,102             334,660
   Redemptions                                                                        (3,635,624)        (10,596,056)
                                                                                   -------------      --------------
     Net Increase                                                                        517,388           4,698,330
                                                                                   -------------      --------------
Net Decrease from Share Transactions                                                 (35,541,753)       (102,098,931)
                                                                                   -------------      --------------
Total Increase (Decrease) in Net Assets                                               88,765,595         (97,786,041)

NET ASSETS:
Beginning of period                                                                1,995,296,478       2,093,082,519
                                                                                   -------------      --------------
End of period (including undistributed net investment income
   of $1,971,234 and $2,423,208, respectively)                                    $2,084,062,073      $1,995,296,478
                                                                                  ==============      ==============


See notes to financial statements.


                                                                                     (Unaudited)
                                                                                     Six Months
                                                                                        Ended            Year Ended
                                                                                       May 31,          November 30,
                                                                                        2003                2002
=====================================================================================================================
CHANGES IN SHARES:
Class A:
   Subscriptions                                                                       6,958,202          13,347,128
   Issued for distributions reinvested                                                 1,797,197           3,926,802
   Redemptions                                                                       (10,817,690)        (21,810,041)
                                                                                   -------------      --------------
     Net Decrease                                                                     (2,062,291)         (4,536,111)
                                                                                   -------------      --------------

Class B:
   Subscriptions                                                                         368,905             906,109
   Issued for distributions reinvested                                                    57,271             151,903
   Redemptions                                                                        (1,046,542)         (4,656,576)
                                                                                   -------------      --------------
     Net Decrease                                                                       (620,366)         (3,598,564)
                                                                                   -------------      --------------

Class C:
   Subscriptions                                                                         295,858           1,134,755
   Issued for distributions reinvested                                                    13,433              25,383
   Redemptions                                                                          (270,233)           (804,962)
                                                                                   -------------      --------------
     Net Increase                                                                         39,058             355,176
                                                                                   -------------      --------------


See notes to financial statements.

 NOTES TO FINANCIAL STATEMENTS

May 31, 2003 (Unaudited)




Note 1. Accounting Policies

ORGANIZATION:

Liberty Tax-Exempt Fund (the "Fund"), a series of Liberty Funds Trust IV (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek as high a level of after-tax total return as is consistent with prudent risk by pursuing current income exempt from federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is assessed on Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a CDSC. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a CDSC on redemptions made within one year after purchase.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Certain securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES
AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

May 31, 2003 (Unaudited)




INTEREST INCOME, DEBT DISCOUNT
AND PREMIUM:

Interest income is recorded on the accrual basis. Premium and discount are being amortized and accreted, respectively, for all debt securities.

DISTRIBUTIONS TO SHAREHOLDERS:
The Fund declares and records distributions daily and pays monthly.

NOTE 2. FEDERAL TAX INFORMATION
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The following capital loss carryforwards, determined as of November 30, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

           Year of                Capital Loss
         Expiration               Carryforward
         ----------                -----------
            2007                  $ 21,908,225
            2008                    15,789,577
            2010                     8,857,986
                                   -----------
                                  $ 46,555,788
                                   -----------


NOTE 3. FEES AND COMPENSATION PAID
TO AFFILIATES

MANAGEMENT FEE:

On April 1, 2003, Colonial Management Associates, Inc. ("Colonial"), the previous investment advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Colonial with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund to Columbia.

Columbia is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each fund's pro-rata portion of the combined average daily net assets of the Fund and Liberty Tax-Exempt Insured Fund as follows:

                                              ANNUAL
AVERAGE DAILY NET ASSETS                     FEE RATE
------------------------                     --------
First $1 billion                               0.60%
Next $2 billion                                0.55%
Next $1 billion                                0.50%
Over $4 billion                                0.45%

The fees payable by the Fund are subject to a reduction of 0.04% annually of the Fund's average daily net assets. The fees are further reduced by 0.05% annually on the Fund's average daily net assets over $2 billion. The fees are subject to a voluntary waiver by Columbia of 0.03% annually of the Fund's average daily net assets.

PRICING & BOOKKEEPING FEES:

Columbia is also responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank and Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended May 31, 2003, the annualized net asset based fee rate was 0.033%. The Fund also pays out-of-pocket costs for pricing services.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND
DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the Fund's principal underwriter. During the six months ended May 31, 2003, the Fund has been advised that the Distributor retained net underwriting discounts of $62,229 on sales of the Fund's

May 31, 2003 (Unaudited)



Class A shares and received CDSC of $11,250, $73,012 and $1,886 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor equal to 0.20% annually of the average daily net assets attributable to Class A, Class B and Class C shares as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $4,518 of custody fees were reduced by balance credits for the six months ended May 31, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

During the six months ended May 31, 2003, purchases and sales of investments, other than short-term obligations, were $144,203,589 and $184,331,833, respectively.

Unrealized appreciation (depreciation) at May 31, 2003, based on cost of investments for federal income tax purposes, was:

    Gross unrealized appreciation       $ 237,273,661
    Gross unrealized depreciation         (45,694,302)
                                          -----------
      Net unrealized appreciation       $ 191,579,359
                                          ===========


FUTURES CONTRACTS:

The Fund may invest in municipal and U.S. Treasury futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours or the temporary absence of a liquid market for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Refer to the Fund's Investment Portfolio for a summary of open futures contracts at May 31, 2003.

OTHER:

The Fund had greater than 10% of its net assets at May 31, 2003 invested in issuers located in New York.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

May 31, 2003 (Unaudited)



Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the prices provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Board of Trustees.

NOTE 5. LINE OF CREDIT

The Fund and other affiliated funds participate in a $350,000,000 credit facility which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. Prior to April 26, 2003, the Fund participated in a separate credit agreement with similar terms to its existing agreement. For the six months ended May 31, 2003, the Fund did not borrow under these agreements.

 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:



                                             (Unaudited)
                                             Six Months
                                               Ended                          Year Ended November 30,
                                               May 31,   --------------------------------------------------------------
Class A Shares                                  2003         2002          2001         2000         1999         1998
=======================================================================================================================
NET ASSET VALUE,
   BEGINNING OF PERIOD                        $ 13.16      $ 13.13       $ 12.80      $ 12.67      $ 14.11      $ 13.75
                                              -------      -------       -------      -------      -------      -------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                            0.31(a)      0.66(a)(b)    0.67(a)      0.69(c)      0.68         0.71
Net realized and unrealized gain (loss)
   on investments and futures contracts          0.83         0.02(b)       0.32         0.12        (1.20)        0.39
                                              -------      -------       -------      -------      -------      -------
     Total from Investment Operations            1.14         0.68          0.99         0.81        (0.52)        1.10
                                              -------      -------       -------      -------      -------      -------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                      (0.31)       (0.65)        (0.66)       (0.68)       (0.67)       (0.72)
In excess of net investment income                 --           --            --           --        (0.02)       (0.02)
From net realized gains                            --           --            --           --        (0.18)          --
In excess of net realized gains                    --           --            --           --        (0.05)          --
                                              -------      -------       -------      -------      -------      -------
   Total Distributions Declared

  to Shareholders                               (0.31)       (0.65)        (0.66)       (0.68)       (0.92)       (0.74)
                                              -------      -------       -------      -------      -------      -------
NET ASSET VALUE,
   END OF PERIOD                              $ 13.99      $ 13.16       $ 13.13      $ 12.80      $ 12.67      $ 14.11
                                              =======      =======       =======      =======      =======      =======
Total return (d)                                8.78%(e)(f)  5.26%(e)      7.80%(e)     6.67%      (3.87)%        8.22%
                                              =======      =======       =======      =======      =======      =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expenses (g)                          0.94%(h)     0.94%         0.98%        1.00%        0.99%        0.95%
Interest expense                                   --           --            --           --           --          --%(i)
Expenses (g)                                    0.94%(h)     0.94%         0.98%        1.00%        0.99%        0.95%
Net investment income (g)                       4.60%(h)     5.01%(b)      5.07%        5.50%        5.09%        5.08%
Waiver/reimbursement                            0.07%(h)     0.03%         0.01%           --           --           --
Portfolio turnover rate                            7%(f)       19%           15%          15%          37%          26%
Net assets, end of period (000's)          $1,991,283   $1,900,366    $1,955,802   $1,859,311   $2,033,762   $2,470,396


(a)Per share data was calculated using average shares outstanding during the period.
(b)Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002, was to increase the ratio of net investment income to average net assets from 4.98% to 5.01%. The impact to the net investment income and realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.
(c)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(d)Total return at net asset value assuming all distributions reinvested and no initial sales charges or contingent deferred sales charge.
(e)Had the Advisor not waived a portion of expenses, total return would have been reduced.
(f)Not annualized.
(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%, excluding the year ended November 30, 1999, which had an impact of 0.01%.
(h)Annualized.
(i)Rounds to less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:



                                             (Unaudited)
                                              Six Months
                                                Ended                         Year Ended November 30,
                                               May 31,     ------------------------------------------------------------
Class B Shares                                  2003          2002         2001          2000        1999         1998
=======================================================================================================================
NET ASSET VALUE,
   BEGINNING OF PERIOD                        $ 13.16      $ 13.13       $ 12.80      $ 12.67      $ 14.11      $ 13.75
                                              -------      -------       -------      -------      -------      -------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                            0.26(a)      0.56(a)(b)    0.57(a)      0.60(c)      0.58         0.61
Net realized and unrealized gain (loss)
   on investments and futures contracts          0.83         0.02(b)       0.32         0.12        (1.20)        0.39
                                              -------      -------       -------      -------      -------      -------
     Total from Investment Operations            1.09         0.58          0.89         0.72        (0.62)        1.00
                                              -------      -------       -------      -------      -------      -------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                      (0.26)       (0.55)        (0.56)       (0.59)       (0.58)       (0.62)
In excess of net investment income                 --           --            --           --        (0.01)       (0.02)
From net realized gains                            --           --            --           --        (0.18)          --
In excess of net realized gains                    --           --            --           --        (0.05)          --
                                              -------      -------       -------      -------      -------      -------
   Total Distributions Declared
     to Shareholders                            (0.26)       (0.55)        (0.56)       (0.59)       (0.82)       (0.64)
                                              -------      -------       -------      -------      -------      -------
NET ASSET VALUE,
   END OF PERIOD                              $ 13.99      $ 13.16       $ 13.13      $ 12.80      $ 12.67      $ 14.11
                                              =======      =======       =======      =======      =======      =======
Total return (d)                               8.38%(e)(f)   4.47%(e)     7.02%(e)     5.88%       (4.59)%        7.40%
                                              =======      =======       =======      =======      =======      =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expenses (g)                          1.69%(h)     1.69%         1.73%        1.75%        1.74%        1.70%
Interest expense                                   --           --            --           --           --          --%(i)
Expenses (g)                                    1.69%(h)     1.69%         1.73%        1.75%        1.74%        1.70%
Net investment income (g)                       3.85%(h)     4.26%(b)      4.31%        4.75%        4.34%        4.33%
Waiver/reimbursement                            0.07%(h)     0.03%         0.01%           --           --           --
Portfolio turnover rate                            7%(f)       19%           15%          15%          37%          26%
Net assets, end of period (000's)            $ 78,238     $ 81,766      $128,813     $184,298     $279,285     $353,782

(a)Per share data was calculated using average shares outstanding during the period.
(b)Effective December 1, 2001, the Fund adopted the provisions of the AICPA
   Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002, was to increase the ratio of net investment income to average net assets from 4.23% to 4.26%. The impact to the net investment income and realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.
(c)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)Had the Advisor not waived a portion of expenses, total return would have been reduced.
(f)Not annualized.
(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%, excluding the year ended November 30, 1999, which had an impact of 0.01%.
(h)Annualized.
(i)Rounds to less than 0.01%.



 31


 FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period is as follows:


                                             (Unaudited)
                                              Six Months
                                                Ended                      Year Ended November 30,
                                               May 31,     ------------------------------------------------------------
Class C Shares                                  2003         2002           2001         2000        1999         1998
=======================================================================================================================
NET ASSET VALUE,
   BEGINNING OF PERIOD                        $ 13.16      $ 13.13       $ 12.80      $ 12.67      $ 14.11      $ 13.75
                                              -------      -------       -------      -------      -------      -------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                            0.27(a)      0.58(a)(b)    0.61(a)      0.62(c)      0.60         0.63
Net realized and unrealized gain (loss)
   on investments and futures contracts          0.83         0.02(b)       0.30         0.12        (1.20)        0.39
                                              -------      -------       -------      -------      -------      -------
     Total from Investment Operations            1.10         0.60          0.91         0.74        (0.60)        1.02
                                              -------      -------       -------      -------      -------      -------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                      (0.27)       (0.57)        (0.58)       (0.61)       (0.60)       (0.64)
In excess of net investment income                 --           --            --           --        (0.01)       (0.02)
From net realized gains                            --           --            --           --        (0.18)          --
In excess of net realized gains                    --           --            --           --        (0.05)          --
                                              -------      -------       -------      -------      -------      -------
   Total Distributions Declared
     to Shareholders                            (0.27)       (0.57)        (0.58)       (0.61)       (0.84)       (0.66)
                                              -------      -------       -------      -------      -------      -------
NET ASSET VALUE,
   END OF PERIOD                              $ 13.99      $ 13.16       $ 13.13      $ 12.80      $ 12.67      $ 14.11
                                              =======      =======       =======      =======      =======      =======
Total return (d)(e)                             8.46%(f)     4.63%         7.18%        6.01%      (4.45)%        7.56%
                                              =======      =======       =======      =======      =======      =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expenses (g)                          1.54%(h)     1.54%         1.58%        1.60%        1.59%        1.55%
Interest expense                                   --           --            --           --           --          --%(i)
Expenses (g)                                    1.54%(h)     1.54%         1.58%        1.60%        1.59%        1.55%
Net investment income (g)                       4.00%(h)     4.41%(b)      4.47%        4.90%        4.49%        4.48%
Waiver/reimbursement                            0.22%(h)     0.18%         0.16%        0.15%        0.15%        0.15%
Portfolio turnover rate                            7%(f)       19%           15%          15%          37%          26%
Net assets, end of period (000's)            $ 14,541     $ 13,165       $ 8,468      $ 5,100      $ 4,610      $ 1,498


(a)Per share data was calculated using average shares outstanding during the period.
(b)Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002, was to increase the ratio of net investment income to average net assets from 4.38% to 4.41%. The impact to the net investment income and realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.
(c)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)Had the Advisor and/or Distributor not waived a portion of expenses, total return would have been reduced.
(f)Not annualized.
(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%, excluding the year ended November 30, 1999, which had an impact of 0.01%.
(h)Annualized.
(i)Rounds to less than 0.01%.

 TRANSFER AGENT

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Tax-Exempt Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

SEMIANNUAL REPORT:
Liberty Tax-Exempt Fund

Liberty Tax-Exempt Fund  SEMIANNUAL REPORT, MAY 31, 2003
                                                                    PRSRT STD
[Logo] LibertyFunds                                               U.S. POSTAGE
                                                                      PAID
A Member of Columbia Management Group                             HOLLISTON, MA
                                                                  PERMIT NO. 20
(C)2003 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621










                                             753-03/237O-0503 (07/03) 03/1853

                         LIBERTY TAX-EXEMPT INSURED FUND
                                Semiannual Report
                                  May 31, 2003

photo: woman writing in book

                      ELIMINATE CLUTTER IN TWO EASY STEPS.
                        POINT. CLICK. LIBERTY eDELIVERY.

          For more information about receiving your shareholder reports electronically, call us at 800-345-6611. To sign up for eDelivery, visit us online at www.libertyfunds.com.

                         LIBERTY TAX-EXEMPT INSURED FUND
                                Semiannual Report
                                  May 31, 2003

photo: woman writing in book

                      ELIMINATE CLUTTER IN TWO EASY STEPS.
                        POINT. CLICK. LIBERTY eDELIVERY.


              To sign up for eDelivery, go to www.icsdelivery.com

PRESIDENT'S MESSAGE

Photo of: Joseph R. Palumbo

Dear Shareholder:

The US bond market continued to reward investors with solid returns throughout the period covered by this report. Bonds reported gains across all sectors as interest rates declined. In general, leadership rotated from higher quality bonds, which were the top performers in the previous period, to lower quality corporate and high-yield bonds. However, in the municipal sector, higher quality bonds outperformed high-yield issues.

The following report will provide you with more detailed information about the fund's performance and the investment strategies used by portfolio manager Gary Swayze. For more information, please contact your financial advisor.

CONSOLIDATION AND A NEW NAME: COLUMBIA

I am pleased to announce that, effective April 1, 2003, six of the asset management firms brought together when Columbia Management Group, Inc. was formed were consolidated and renamed Columbia Management Advisors, Inc. (Columbia Management). This consolidation does not affect the management or investment objectives of your fund and is the next step in our efforts to create a consistent identity and to streamline our organization. By consolidating these firms, we are able to create a more efficient organizational structure and strengthen certain key functions, such as research. Although the name of the asset manager familiar to you has changed, what hasn't changed is the commitment of our specialized investment teams to a multi-disciplined approach to investing, focused on our goal of offering shareholders the best products and services.

As always, we thank you for choosing Liberty Tax-Exempt Insured Fund and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/ Joseph R. Palombo

Joseph R. Palombo
President


MEET THE NEW PRESIDENT

Joseph R. Palombo, president and chairman of the Board of Trustees for Liberty Funds, is also chief operating officer and executive vice president of Columbia Management. Mr. Palombo has over 19 years of experience in the financial services industry. Prior to joining Columbia Management, he was chief operating officer and chief compliance officer for Putnam Mutual Funds. Prior to that, he was a partner at Coopers & Lybrand. Mr. Palombo received his degree in economics/accounting from the College of the Holy Cross, where he was a member of Phi Beta Kappa. He earned his master's degree in taxation from Bentley College and participated in the Executive Program at the Amos B. Tuck School at Dartmouth College.




NET ASSET VALUE PER SHARE as of 5/31/03 ($)
         Class A                          9.08
         Class B                          9.08
         Class C                          9.08

DISTRIBUTIONS DECLARED PER SHARE 12/01/02-5/31/03 ($)
         Class A                          0.21
         Class B                          0.18
         Class C                          0.19

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount from their original issue. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed. Distributions are from both income and capital gains.


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE



Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PERFORMANCE INFORMATION

Value of a $10,000 investment
5/31/93 - 5/31/03

PERFORMANCE OF A $10,000 INVESTMENT
5/31/93 - 5/31/03 ($)

                  without      with
                  sales        sales
                  charge      charge
--------------------------------------
 Class A          18,281      17,413
--------------------------------------
 Class B          16,968      16,968
--------------------------------------
 Class C          17,810      17,810
--------------------------------------


[mountain chart data]:

                Class A shares          Class A shares       Lehman Brothers
            without sales charge     with sales charge  Municipal Bond Index

 5/1993                $10,000                 $ 9,525               $10,000
                        10,164                   9,681                10,167
                        10,172                   9,689                10,180
                        10,362                   9,870                10,392
                        10,468                   9,971                10,510
                        10,476                   9,979                10,530
                        10,375                   9,882                10,438
                        10,567                  10,065                10,658
                        10,661                  10,154                10,779
                        10,383                   9,889                10,500
                         9,979                   9,505                10,073
                        10,037                   9,560                10,159
                        10,107                   9,627                10,247
                        10,063                   9,585                10,184
                        10,236                   9,750                10,371
                        10,257                   9,770                10,407
                        10,098                   9,618                10,254
                         9,887                   9,417                10,072
                         9,687                   9,227                 9,889
                         9,916                   9,445                10,107
                        10,224                   9,738                10,396
                        10,534                  10,034                10,698
                        10,634                  10,129                10,821
                        10,615                  10,111                10,834
                        10,928                  10,409                11,180
                        10,749                  10,238                11,083
                        10,796                  10,283                11,188
                        10,936                  10,417                11,330
                        11,010                  10,487                11,402
                        11,233                  10,700                11,567
                        11,485                  10,939                11,759
                        11,641                  11,088                11,872
                        11,716                  11,159                11,962
                        11,528                  10,980                11,881
                        11,284                  10,748                11,729
                        11,248                  10,713                11,696
                        11,253                  10,719                11,691
                        11,371                  10,831                11,818
                        11,462                  10,918                11,925
                        11,457                  10,912                11,922
                        11,633                  11,080                12,089
                        11,753                  11,195                12,226
                        12,002                  11,432                12,450
                        11,907                  11,342                12,397
                        11,898                  11,333                12,421
                        11,990                  11,421                12,535
                        11,790                  11,230                12,369
                        11,898                  11,332                12,472
                        12,093                  11,518                12,661
                        12,229                  11,648                12,796
                        12,692                  12,089                13,151
                        12,472                  11,880                13,027
                        12,640                  12,040                13,182
                        12,719                  12,115                13,266
                        12,798                  12,190                13,345
                        13,034                  12,415                13,540
                        13,159                  12,534                13,679
                        13,133                  12,509                13,683
                        13,106                  12,483                13,695
                        13,001                  12,383                13,634
                        13,267                  12,637                13,849
                        13,302                  12,670                13,903
                        13,292                  12,661                13,938
                        13,564                  12,919                14,154
                        13,755                  13,101                14,331
                        13,679                  13,029                14,331
                        13,728                  13,076                14,381
                        13,763                  13,109                14,417
                        13,944                  13,282                14,589
                        13,812                  13,156                14,524
                        13,784                  13,130                14,545
                        13,834                  13,177                14,581
                        13,705                  13,054                14,497
                        13,491                  12,851                14,288
                        13,527                  12,884                14,339
                        13,395                  12,759                14,225
                        13,363                  12,728                14,230
                        13,165                  12,540                14,077
                        13,334                  12,701                14,226
                        13,245                  12,615                14,119
                        13,181                  12,555                14,057
                        13,385                  12,750                14,220
                        13,716                  13,064                14,530
                        13,598                  12,952                14,444
                        13,482                  12,842                14,369
                        13,900                  13,240                14,750
                        14,114                  13,444                14,955
                        14,363                  13,681                15,185
                        14,242                  13,566                15,106
                        14,440                  13,754                15,271
                        14,602                  13,908                15,387
                        15,117                  14,399                15,767
                        15,211                  14,489                15,923
                        15,263                  14,538                15,974
                        15,376                  14,645                16,118
                        14,990                  14,278                15,944
                        15,213                  14,491                16,116
                        15,359                  14,630                16,224
                        15,689                  14,944                16,464
                        16,041                  15,279                16,736
                        15,951                  15,193                16,679
                        16,213                  15,443                16,877
                        15,937                  15,180                16,736
                        15,695                  14,949                16,577
                        15,999                  15,239                16,863
                        16,284                  15,511                17,066
                        15,768                  15,019                16,731
                        16,167                  15,399                17,058
                        16,298                  15,524                17,162
                        16,506                  15,722                17,343
                        16,756                  15,960                17,567
                        16,965                  16,159                17,778
                        17,389                  16,563                18,167
                        16,993                  16,186                17,866
                        16,830                  16,030                17,791
                        17,345                  16,521                18,166
                        17,140                  16,326                18,121
                        17,551                  16,718                18,374
                        17,507                  16,676                18,385
                        17,684                  16,844                18,507
 5/2003                 18,281                  17,413                18,940


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance cannot predict future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.



AVERAGE ANNUAL TOTAL RETURN AS OF 5/31/03 (%)
Share class                                          A                          B                           C
Inception                                        11/20/85                    5/5/92                      8/1/97
----------------------------------------------------------------------------------------------------------------------
                                          without        with        without         with       without        with
                                           sales        sales         sales         sales        sales        sales
                                           charge       charge        charge        charge       charge       charge
----------------------------------------------------------------------------------------------------------------------
6-month (cumulative)                        8.63         3.47          8.23          3.23          8.39         7.39
----------------------------------------------------------------------------------------------------------------------
1-year                                     12.18         6.85         11.35          6.35         11.68        10.68
----------------------------------------------------------------------------------------------------------------------
5-year                                      6.62         5.59          5.83          5.51          6.15         6.15
----------------------------------------------------------------------------------------------------------------------
10-year                                     6.22         5.70          5.43          5.43          5.94         5.94
----------------------------------------------------------------------------------------------------------------------


Average annual total return as of 3/31/03 (%)
Share class                                          A                          B                           C
----------------------------------------------------------------------------------------------------------------------
                                          without        with         without        with        without        with
                                           sales        sales         sales         sales         sales        sales
                                           charge       charge        charge        charge        charge       charge
----------------------------------------------------------------------------------------------------------------------
6-month (cumulative)                        0.68         -4.10         0.31         -4.61          0.46        -0.52
----------------------------------------------------------------------------------------------------------------------
1-year                                     11.05          5.77        10.23          5.23         10.56         9.56
----------------------------------------------------------------------------------------------------------------------
5-year                                      5.97          4.94         5.18          4.85          5.49         5.49
----------------------------------------------------------------------------------------------------------------------
10-year                                     5.88          5.37         5.10          5.10          5.61         5.61
----------------------------------------------------------------------------------------------------------------------


Past performance cannot predict future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares: the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through the first year--5%, second year--4%, third year--3%, fourth year--3%, fifth year--2%, sixth year -- 1%, thereafter--0% and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class C share (newer class shares) performance information includes returns of the fund's Class A shares (the oldest existing fund class) for periods prior to its inception date. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Class C shares would have been lower.

SEC YIELDS as of 5/31/03 (%)
CLASS A                            2.27
CLASS B                            1.64
CLASS C                            1.93

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the advisor or its affiliates had not waived certain fund expenses, the SEC yield would have been 1.63% for class C shares.

TAXABLE-EQUIVALENT SEC YIELDS
as of 5/31/03 (%)
CLASS A                            3.70
CLASS B                            2.67
CLASS C                            3.14

Taxable-equivalent SEC yields are based on the maximum effective 38.6% federal income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.


ABOUT DURATION
Duration is a measure, expressed in years, of interest-rate sensitivity. It's similar to maturity, but because it takes into consideration the entire stream of future principal and interest payments and how long it will take to collect them, duration is a more complex and also a more accurate measure of a fund's exposure to changing interest rates.

Because we are active duration managers, we tend to use duration as a tactical tool to anticipate or respond to interest rate changes. Because bond prices move in the opposite direction that interest rates are moving, we lower duration when we expect interest rates to rise. We raise duration when we expect interest rates to fall. These adjustments provide the potential to benefit performance. If we are wrong and interest rates rise after we lengthen duration or fall after we shorten duration, fund performance could be hurt.


PORTFOLIO MANAGER'S REPORT

For the six-month period that ended May 31, 2003, Liberty Tax-Exempt Insured Fund class A shares returned 8.63% without sales charge. The fund outperformed its peer group, the Lipper Insured Municipal Debt Universe Funds Category, which returned 6.87% on average for the same period. The fund also outperformed its benchmark, the Lehman Brothers Municipal Bond Index, which returned 6.46% for the period. We believe the fund's concentration on bonds with call protection, an emphasis on intermediate-term bonds and a relatively long duration (see sidebar) accounted for the fund's superior performance relative to its benchmark and its peer group. All three factors benefited from falling interest rates.

POSITIVE MARKET ENVIRONMENT FOR BONDS
Economic conditions during the period were favorable for bonds as interest rates declined and prices rose. The economic recovery following the recent recession was less vigorous than usual, primarily because businesses remained focused on keeping operating and labor costs low. Economic indicators were weak, and consumer demand was soft in all areas except cars and housing. The war with Iraq also contributed to uncertainty about the prospects for the economy. The onset of war in March resulted in a two-week sell-off in the bond market, as prospects for a quick victory boosted hopes for a pick-up in the economic recovery and fears of higher interest rates. However interest rates generally declined throughout the period, a pattern that gained momentum in early May when Federal Reserve Board Chairman Alan Greenspan sounded a mild alarm about the possibility of disinflation. In this environment, municipal bonds did well.

MANAGING FOR MODEST GROWTH
The fund anticipated a slower recovery from prevailing weak economic conditions and adjusted the portfolio to take advantage of these circumstances. We concentrated on bonds with either long call dates (a call date is the point at which an issuer can redeem a bond) or no call dates. We also focused on bonds with maturities of less than 20 years, which gave us most of the yield of longer bonds, but with a bit less volatility. The fund also benefited from the so-called "roll-down" effect, which typically boosts prices of bonds as they age. This effect tends to be more pronounced when intermediate-term yields are sharply higher than short-term interest rates, and there is not much additional yield to be gained by investing in bonds with maturities of 20 years or more--which is an apt description of interest rates over the previous period.

OUR OUTLOOK: MODEST GROWTH AND LOW INFLATION
We expect continued modest economic growth and low inflation with little job growth. We believe that low interest rates will continue to stimulate car and home sales, but strong challenges to U.S. manufacturers from global competition and a cautious consumer will keep growth unbalanced. In this environment, we believe that security and sector selection will have more of an impact on fund performance than in the recent past. The Federal Reserve Board may lower interest rates again, but with short-term interest rates already at a 45-year low of 1.00%* there is a limit to how much further they can go. Redemptions of municipal bonds issued ten years ago and the usual mid-year coupon income on outstanding bonds have caused high cash flows into municipal bonds, but we believe that this trend could peak in June and July and lead to a period of consolidation. Because some consolidation of recent price gains may already be underway, we have reduced the portfolio's sensitivity to interest rate changes by reducing its duration. However, we do not expect to make any major adjustments to the portfolio. We will monitor the economy closely in search of any early signs of change that might affect our expectations for modest declines in intermediate municipal yields.

s/ Gary Swayze

Gary Swayze

Gary Swayze, a senior vice president of Columbia, has managed the Liberty Tax-Exempt Insured Fund since September, 1997.


----------------
Tax-exempt investing offers current tax exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Interest income from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations.

While insurance reduces credit risk, it does not protect against fluctuations in the value of the fund's shares caused by interest rate changes or other factors. Insurance premiums also reduce the fund's yield.

* On June 25, 2003, the Federal Reserve Board lowered the federal funds rate to 1.00%


MATURITY BREAKDOWNS (%)
[bar chart data]:

                                 AS OF 5/31/03        AS OF 11/30/02
 0-5 YEARS                             1.9                   2.3
 5-10 YEARS                           26.2                  20.3
 10-15 YEARS                          44.2                  43.8
 15-20 YEARS                          20.9                  23.4
 20-25 YEARS                           5.4                   7.9
 25+ YEARS                             0.5                   0.8
 NET CASH & EQUIVALENTS                0.9                   1.5


Maturity breakdown is calculated as a percentage of net assets, based on each security's effective maturity, which reflects pre-refundings, mandatory puts and other conditions that affect a bond's maturity. Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain these maturity breakdowns in the future.


QUALITY BREAKDOWN as of 5/31/03 (%)
[pie chart data]:

 AAA:                  94.1
 AA:                    4.3
 NON-RATED:             0.7
 CASH EQUIVALENTS:      0.9

Quality breakdowns are calculated as a percentage of net assets. Ratings shown in the quality breakdowns represent the highest rating assigned to a particular bond by one of the following nationally recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain these quality breakdowns in the future.

INVESTMENT PORTFOLIO

May 31, 2003 (Unaudited)

MUNICIPAL BONDS - 97.5%               PAR         VALUE
-------------------------------------------------------
EDUCATION - 5.3%
EDUCATION - 5.2%
CA State Public Works Board,
   Series 2002 A,
   5.375% 10/01/15             $1,000,000   $ 1,154,210
MA State Health & Educational
   Facilities Authority, Harvard
   University, Series 1991 N,
   6.250% 04/01/20              3,000,000     3,868,410
NC University of North Carolina,
   Series 2002 A,
   5.375% 04/01/21                750,000       838,320
OH Cincinnati Technical College,
   Series 2002,
   5.000% 10/01/15              1,000,000     1,156,790
OH University General Receipts,
   5.000% 12/01/11 (a)          1,500,000     1,701,525
WV State University,
   Series 2000 A,
   (b) 04/01/17                 2,480,000     1,387,833
                                           ------------
                                             10,107,088
                                           ------------
STUDENT LOAN - 0.1%
AL State Higher Education Loan
   Corp., Series 1994 C,
   5.850% 09/01/04                235,000       245,124
                                           ------------
-------------------------------------------------------
HEALTH CARE - 6.1%
HOSPITALS - 5.2%
MA Health & Educational
   Facilities Authority, Valley
   Regional Health System,
   Series 1994 C,
   7.000% 07/01/08              1,585,000     1,926,995
MS State Hospital Equipment &
   Facilities Authority, Rush
   Medical Foundation Project,
   Series 1992,
   6.700% 01/01/18                250,000       253,475
TN Knox City Health, Education &
   Housing Facilities, Series 1993,
   5.250% 01/01/15              5,000,000     5,734,900
UT State Board of Regents,
   University of Utah, Series 2001,
   5.500% 08/01/15              1,000,000     1,146,470
WI State Health & Educational
   Facilities Authority:
   Bellin Memorial Hospital,
   Series 1993,
   6.625% 02/15/08              1,000,000     1,158,040
   Waukesha Memorial Hospital,
   Series 1990 B,
   7.250% 08/15/19                 50,000        50,217
                                           ------------
                                             10,270,097
                                           ------------



                                      PAR         VALUE
-------------------------------------------------------
INTERMEDIATE CARE FACILITIES - 0.9%
IL State Development Finance
   Authority, Elgin School District
   No. U46, Series 2001,
   (b) 01/01/13                $2,500,000   $ 1,752,575
                                           ------------
-------------------------------------------------------
HOUSING - 3.2%
MULTI-FAMILY - 2.2%
IL Onterie Center Housing Finance
   Corp., Onterie Center Project,
   Series 1992 A,
   7.050% 07/01/27              2,000,000     2,060,040
MA State Housing Finance Agency,
   Series 1994 A,
   6.400% 01/01/09              1,760,000     1,837,334
MD Howard County Medical Mortgage,
   Heartlands Elderly Apartments,
   Series 1985,
   8.875% 12/01/10                490,000       491,455
                                           ------------
                                              4,388,829
                                           ------------
SINGLE FAMILY - 1.0%
LA Jefferson Parish Home
   Mortgage Authority,
   Series 1999 B-1,
   6.750% 06/01/30                800,000       897,352
MA State Housing Finance Agency,
   Series 1992,
   7.125% 06/01/25                965,000       975,818
                                           ------------
                                              1,873,170
                                           ------------
-------------------------------------------------------
OTHER - 7.9%
POOL/BOND BANK - 1.1%
MI Municipal Bond Authority,
   Local Government Loan
   Program, Series 1991 C,
   (b) 06/15/15                 3,380,000     2,102,901
                                           ------------

REFUNDED/ESCROWED (c) - 6.8%
FL Melbourne, Series 2000 A,
   (b) 10/01/18                 1,000,000       528,640
FL Tampa Bay Water Utility
   System Revenue, Series 1999,
   9.790% 10/01/23 (d)(e)       1,000,000     1,412,010
GA Fulton County, Series 1992,
   6.375% 01/01/14              5,810,000     7,272,261
GA State Municipal Electric
   Authority, Series 1997 Y,
   6.400% 01/01/13                 55,000        68,418
OR Portland International Airport,
   Series 1991 7-B,
   7.100% 07/01/21              1,125,000     1,442,329



See notes to investment portfolio.

May 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
OTHER (CONTINUED)
REFUNDED/ESCROWED (c) (CONTINUED)
PA Pottstown Borough Authority,
   Guaranteed Sewer Revenue,
   Series 1991,
   (b) 11/01/16                $1,000,000     $ 580,820
SC Piedmont Municipal Power
   Agency, Series 1991 A,
   6.125% 01/01/07                 75,000        86,300
SC State Ports Authority,
   Series 1991,
   6.500% 07/01/06                125,000       125,561
TX State Municipal Power
   Agency, Series 1993,
   (b) 09/01/15                   100,000        61,627
WA State Public Power Supply
   System, Nuclear Project No. 2,
   Series 1992 A,
   (b) 07/01/11                 2,315,000     1,760,511
                                           ------------
                                             13,338,477
                                           ------------
-------------------------------------------------------
OTHER REVENUE - 0.6%
ECONOMIC IMPROVEMENT - 0.6%
OR State Department of
   Administrative Services, Lottery
   Revenue, Series 2003 A,
   5.000% 4/1/2011(a)           1,000,000     1,138,170
                                           ------------
-------------------------------------------------------
RESOURCE RECOVERY - 0.8%
SC Charleston County Solid Waste
   User Fee, Series 1994,
   6.500% 01/01/09              1,405,000     1,512,862
                                           ------------
-------------------------------------------------------
TAX-BACKED - 39.5%
LOCAL APPROPRIATED - 4.9%
IL Chicago Board of Education,
   Series 1992 A,
   6.250% 01/01/15              6,000,000     7,547,220
IL Metropolitan Pier & Exposition
   Authority, McCormick Place,
   Series 1993 A,
   (b) 06/15/19                 3,000,000     1,476,150
MI Grand Rapids, Series 1998 A,
   4.750% 01/01/28                500,000       508,035
                                           ------------
                                              9,531,405
                                           ------------
LOCAL GENERAL OBLIGATIONS - 16.7%
AZ Mohave County Unified High
   School District, Series 1992 B,
   8.500% 07/01/06                250,000       302,073
AZ Tucson, Series 1994 G,
   7.625% 07/01/14              3,140,000     4,371,571



                                      PAR         VALUE
-------------------------------------------------------
CA Alvord Unified School District,
   Series 2002 A,
   5.900% 02/01/19             $1,975,000   $ 2,463,892
CA Fresno Unified School District,
   Series 2002 A,
   6.000% 02/01/19              1,000,000     1,259,270
CO El Paso County School District
   No. 11, Series 1996,
   7.100% 12/01/18              4,420,000     5,969,210
CO Highlands Ranch Metropolitan
   District No. 2, Series 1996,
   6.500% 06/15/12              1,000,000     1,264,570
IL Chicago, City Colleges,
   Series 1999,
   (b) 01/01/14                 2,000,000     1,327,400
IL Chicago Public Building
   Commission, Series 1999 B,
   5.250% 12/01/18              1,000,000     1,169,980
MD Baltimore, Series 1989,
   7.000% 10/15/09              1,205,000     1,530,242
MI Anchor Bay School District,
   Series 2000 II,
   6.000% 05/01/10                500,000       601,990
NV Clark County, Series 1992 A,
   7.500% 06/01/07                350,000       424,403
OH Garfield Heights School
   District, Series 2001,
   5.375% 12/15/16              1,740,000     2,085,268
OH Hilliard School District,
   Series 2000,
   5.750% 12/01/24              1,000,000     1,145,560
OR Multnomah-Clackamas School
   District No. 10J, Series 2001,
   5.500% 06/15/12              1,595,000     1,870,680
PA Cornwall-Lebanon School
   District, Series 2001,
   (b) 03/15/17                 1,500,000       846,675
TN Lincoln County, Series 2001,
   5.250% 04/01/16              1,470,000     1,730,763
TX Galveston County,
   Series 2001,
   (b) 02/01/20                 1,510,000       709,821
WA Clark County School District
   No. 37, Series 2001 C,
   (b) 12/01/16                 3,000,000     1,712,640
WA King County School District
   Issaquah No. 411, Series 2001,
   5.625% 06/01/15              1,500,000     1,815,135
                                           ------------
                                             32,601,143
                                           ------------



See notes to investment portfolio.

May 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
TAX-BACKED (CONTINUED)
SPECIAL NON-PROPERTY TAX - 10.2%
IL Metropolitan Pier & Exposition
   Authority, McCormick Place
   Expansion Project, Series 1993 A,
   (b) 06/15/16                $3,750,000   $ 2,191,950
NJ State Transportation Trust
   Fund Authority, Series 2001 C,
   5.500% 12/15/15              1,685,000     2,032,329
NY City Transitional Finance
   Authority, Series 2002 C,
   5.250% 08/01/18              1,500,000     1,685,520
NY State Local Government
   Assistance Corp., Series 1993 E,
   5.000% 04/01/21              2,000,000     2,204,640
PR Commonwealth of Puerto Rico
   Highway & Transportation
   Authority:
   Series 1993
   5.500% 07/01/09              1,940,000     2,278,608
   Series 1996 Y,
   6.250% 07/01/12              3,000,000     3,781,200
   Series 2003 AA
   5.500% 07/01/16              1,000,000     1,207,340
TX Houston, Hotel Occupancy
   Tax & Special Revenue,
   Series 2001 B,
   (b) 09/01/17                 2,000,000     1,078,540
WA Central Puget Sound Regional
   Transportation Authority,
   Series 1998,
   5.250% 02/01/21              3,000,000     3,455,130
                                           ------------
                                             19,915,257
                                           ------------
STATE APPROPRIATED - 5.5%
IN State Office Building Commission,
   Women's Prison, Series 1995 B,
   6.250% 07/01/16              8,000,000    10,206,240
MI State, 525 Redevco, Inc.,
   Series 2000,
   (b) 06/01/21                 1,000,000       445,670
                                           ------------
                                             10,651,910
                                           ------------
STATE GENERAL OBLIGATIONS - 2.2%
CA State:
   Series 1995,
   10.000% 10/01/06             1,000,000     1,270,660
   Series 2002,
   6.000% 04/01/17              2,500,000     3,118,150
                                           ------------
                                              4,388,810
                                           ------------
-------------------------------------------------------



                                      PAR         VALUE
-------------------------------------------------------
TRANSPORTATION - 10.5%
AIR TRANSPORTATION - 0.6%
NY Port Authority of New York &
   New Jersey, JFK International
   Air Terminal, Series 1997,
   6.250% 12/01/08             $1,000,000   $ 1,170,200
                                           ------------

AIRPORTS - 3.5%
GA Atlanta, Series 2000 A,
   5.500% 01/01/26              2,000,000     2,180,040
KY Louisville & Jefferson County
   Regional Airport Authority,
   Series 2001 A,
   5.750% 07/01/15              1,000,000     1,145,760
PA Allegheny County Airport,
   Pittsburgh International Airport,
   Series 1997 A-1,
   5.750% 01/01/10              1,750,000     2,006,340
TX Dallas-Fort Worth Regional
   Airport, Series 1992 A,
   7.375% 11/01/11              1,380,000     1,480,022
                                           ------------
                                              6,812,162
                                           ------------
PORTS - 0.6%
WA Port of Seattle, Series 2000 B,
   6.000% 02/01/14              1,000,000     1,212,100
                                           ------------

TOLL FACILITIES - 2.1%
NY State Thruway Authority,
   Highway & Bridge:
   Series 2001 B,
   5.250% 04/01/15                500,000       564,490
   Series E,
   5.500% 11/15/20                375,000       452,051
PA State Turnpike Commission,
   Series 2001 T,
   5.500% 12/01/13              1,000,000     1,209,750
WV State Parkways Economic
   Development & Tourism
   Authority, Series 2002,
   5.250% 05/15/14              1,500,000     1,764,105
                                           ------------
                                              3,990,396
                                           ------------
TRANSPORTATION - 3.7%
IL Regional Transportation Authority,
   Series 1996 C,
   7.750% 06/01/20              5,000,000     7,304,900
                                           ------------
-------------------------------------------------------



See notes to investment portfolio.

May 31, 2003 (Unaudited)


MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
UTILITY - 23.6%
INVESTOR OWNED - 1.2%
HI State Department of Budget &
   Finance, Hawaiian Electric Co.,
   Series 1995 A,
   6.600% 01/01/25             $1,000,000   $ 1,074,090
MI St. Clair County Economic
   Development Corp., Detroit
   Edison Co., Series 1933 AA,
   6.400% 08/01/24              1,000,000     1,194,770
                                           ------------
                                              2,268,860
                                           ------------
JOINT POWER AUTHORITY - 11.6%
GA State Municipal Electric
   Authority, Series 1997 Y,
   6.400% 01/01/13                945,000     1,175,183
SC State Public Service Authority,
   Series 1995 A,
   6.250% 01/01/22              1,500,000     1,688,760
TX State Municipal Power Agency,
   Series 1989:
   (b) 09/01/10                 5,000,000     3,963,371
   (b) 09/01/11                 7,900,000     5,934,995
   (b) 09/01/12                 3,000,000     2,146,919
   Series 1993,
   (b) 09/01/15                 8,875,000     5,430,080
WA Energy Northwest
   Project No. 1,
   Series 2002 A,
   5.500% 07/01/15              2,000,000     2,319,100
                                           ------------
                                             22,658,408
                                           ------------
MUNICIPAL ELECTRIC - 2.4%
AK Anchorage, Series 1993,
   8.000% 12/01/09              1,000,000     1,324,320
CA State Department of Water
   Resources, Series 2002 A,
   5.500% 05/01/13              2,500,000     2,949,075
SD Heartland Consumers Power
   District, Series 1992,
   6.000% 01/01/09                300,000       345,765
                                           ------------
                                              4,619,160
                                           ------------
WATER & SEWER - 8.4%
FL Lee County, Series 1999 A,
   4.750% 10/01/23              1,500,000     1,549,980
FL Saint John's County Water &
   Sewer Authority, Saint Augustine
   Shores System, Series 1991 A:
   (b) 06/01/13                 2,600,000     1,813,526
   (b) 06/01/14                 1,500,000       990,255
GA Atlanta Water & Sewer,
   Series 1993,
   5.500% 11/01/22              1,000,000     1,184,680



                                      PAR         VALUE
-------------------------------------------------------
GA Columbus Water & Sewer,
   Series 2002,
   5.000% 05/01/11             $1,220,000   $ 1,395,729
GA Fulton County, Series 1992,
   6.375% 01/01/14                190,000       235,718
MA State Water Resource
   Authority, Series 1998 B,
   4.500% 08/01/22              1,000,000     1,009,590
MI Grand Rapids, Series 2000,
   5.250% 01/01/18              1,000,000     1,111,300
NJ Cape May County Municipal
   Utilities Sewer Authority,
   5.750% 01/01/16              1,000,000     1,225,140
OH Cleveland, Series 1993 G,
   5.500% 01/01/21              1,015,000     1,198,817
OH Hamilton County Sewer
   System, Series 2001 A,
   5.250% 12/01/15                500,000       567,350
SC Grand Strand Water & Sewer,
   Series 2001,
   5.250% 06/01/16              1,000,000     1,136,630
TN Clarksville Water & Sewer,
   Series 2002,
   5.200% 02/01/15              1,645,000     1,917,823
TX Houston Water & Sewer
   System, Series 1998 A,
   (b) 12/01/19                 2,500,000     1,204,725
                                           ------------
                                             16,541,263
                                           ------------
TOTAL MUNICIPAL BONDS
   (cost of $160,639,114)                   190,395,267
                                           ------------

SHORT-TERM OBLIGATIONS - 0.9%
-------------------------------------------------------
VARIABLE RATE DEMAND NOTES (f) - 0.9%
AZ Phoenix Industrial Development
   Authority, Valley of the Sun
   YMCA Project,
   1.350% 01/01/31                100,000       100,000
IA Finance Authority Private
   College, Drake University Project,
   1.350% 07/01/31                400,000       400,000
IA Higher Educational Loan
   Authority, Private College
   Facility - American Institute,
   1.300% 11/01/13                200,000       200,000
IN State Health Facilities
   Financing Authority,
   Golden Years Homestead,
   Series 2002 A,
   1.200% 06/01/25                500,000       500,000
MN Minneapolis Convention Center,
   1.250% 12/01/18                100,000       100,000



See notes to investment portfolio.

May 31, 2003 (Unaudited)


SHORT-TERM OBLIGATIONS
(CONTINUED)                           PAR         VALUE
-------------------------------------------------------
VARIABLE RATE DEMAND NOTES (f) (CONTINUED)
WY Unita County,
   Chevron USA, Inc. Project,
   Series 1993,
   1.250% 08/15/20              $ 500,000   $   500,000
                                           ------------

TOTAL SHORT-TERM OBLIGATIONS
   (cost of $1,800,000)                       1,800,000
                                           ------------

TOTAL INVESTMENTS - 98.4%
   (cost of $162,439,114) (g)               192,195,267
                                           ------------

OTHER ASSETS & LIABILITIES, NET - 1.6%        3,148,383
-------------------------------------------------------
NET ASSETS - 100.0%                        $195,343,650
                                           ============

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) Settlement of this security is on a delayed delivery basis.
(b) Zero coupon bond.
(c) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(d) Denotes a restricted security, which is subject to restrictions on resale federal securities laws. At May 31, 2003, this security amounted to $1,412,010 which represents 0.7% of net assets.

    Additional information on this restricted security is as follows:

                               ACQUISITION     ACQUISITION
    SECURITY                       DATE            COST
----------------------------------------------------------
    FL Tampa Bay Water
      Utility System Revenue,
      Series 1999,
      9.79% 10/01/23             09/29/99       $993,440

(e) Interest rates on variable rate securities change periodically. The rate listed is as of May 31, 2003.
(f) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of May 31, 2003.
(g) Cost for federal income tax purposes is $162,024,308.

Short futures contracts open at May 31, 2003:

                     PAR                    UNREALIZED
                 COVERED BY    EXPIRATION  DEPRECIATION
TYPE              CONTRACTS       MONTH     AT 05/31/03
--------------------------------------------------------
10-Year U.S.
  Treasury Notes $4,500,000     Sept-2003    $(13,606)
                                             --------





SUMMARY OF SECURITIES BY INSURER:
                                           % OF TOTAL
INSURER                                    INVESTMENT
--------------------------------------------------------
MBIA Insurance Corp.                           27.6%
Financial Guaranty Insurance Corp.             25.7
Ambac Assurance Corp.                          23.2
Financial Security Assurance, Inc.             13.0
Connie Lee Insurance Co.                        1.1
Capital Guaranty Insurance Co.                  0.7
GNMA Collateralized                             0.5
                                             ------
                                               91.8%
                                             ======




See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2003 (Unaudited)


ASSETS:
Investments, at cost                       $162,439,114
                                           ------------
Investments, at value                      $192,195,267
Cash                                             54,585
Receivable for:
   Investments sold                           3,433,766
   Fund shares sold                             496,143
   Interest                                   2,753,713
   Futures variation margin                       2,813
Deferred Trustees' compensation plan              4,932
                                           ------------
     Total Assets                           198,941,219
                                           ------------
LIABILITIES:
Payable for:
   Investments purchased on a delayed
     delivery basis                           2,768,880
   Fund shares repurchased                      469,681
   Distributions                                228,164
   Management fee                                85,335
   Transfer agent fee                            13,820
   Pricing and bookkeeping fees                   6,204
   Custody fee                                      358
   Service and distribution fees                  2,392
Deferred Trustees' fees                           4,932
Other liabilities                                17,803
                                           ------------
     Total Liabilities                        3,597,569
                                           ------------
NET ASSETS                                 $195,343,650
                                           ============
COMPOSITION OF NET ASSETS:
Paid-in capital                            $166,050,567
Undistributed net investment income             542,441
Accumulated net realized loss                  (991,905)
Net unrealized appreciation (depreciation) on:
   Investments                               29,756,153
   Futures contracts                            (13,606)
                                           ------------
NET ASSETS                                 $195,343,650
                                           ============
CLASS A:
Net assets                                 $153,313,657
Shares outstanding                           16,883,594
                                           ------------
Net asset value per share                  $       9.08(a)
                                           ============
Maximum offering price per share
   ($9.08/0.9525)                          $       9.53(b)
                                           ============
CLASS B:
Net assets                                 $ 28,778,777
Shares outstanding                            3,169,262
                                           ------------
Net asset value and offering
   price per share                         $       9.08(a)
                                           ============
CLASS C:
Net assets                                 $ 13,251,216
Shares outstanding                            1,459,259
                                           ------------
Net asset value and offering
   price per share                         $       9.08(a)
                                           ============

(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)On sales of $50,000 or more the offering price is reduced.






STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2003
(Unaudited)


INVESTMENT INCOME:
Interest                                    $ 4,690,497
                                           ------------
EXPENSES:
Management fee                                  536,279
Distribution fee:
   Class B                                      104,497
   Class C                                       41,851
Service fee:
   Class A                                      149,167
   Class B                                       27,866
   Class C                                       11,135
Pricing and bookkeeping fees                     40,463
Transfer agent fee                              164,957
Trustees' fees                                    5,540
Custody fee                                       3,960
Other expenses                                   55,293
                                           ------------
   Total Expenses                             1,141,008
Fees waived by Distributor - Class C            (16,797)
Custody earnings credit                            (305)
                                           ------------
   Net Expenses                               1,123,906
                                           ------------
Net Investment Income                         3,566,591
                                           ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain (loss) on:
   Investments                                  931,830
   Futures contracts                            (50,419)
                                           ------------
     Net realized gain                          881,411
                                           ------------
Net change in unrealized
   appreciation/depreciation on:
   Investments                               11,116,268
   Futures contracts                            (30,858)
                                           ------------
     Net change in unrealized
       appreciation/depreciation             11,085,410
                                           ------------
Net Gain                                     11,966,821
                                           ------------
Net Increase in Net Assets
   from Operations                         $ 15,533,412
                                           ------------



See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS


                              (UNAUDITED)
                              SIX MONTHS
                                 ENDED     YEAR ENDED
INCREASE (DECREASE)             MAY 31,   NOVEMBER 30,
IN NET ASSETS:                   2003         2002
------------------------------------------------------

OPERATIONS:
Net investment income         $ 3,566,591  $ 7,209,487
Net realized gain on
   investments and futures
   contracts                      881,411      628,089
Net change in unrealized
   appreciation/depreciation
   on investments and
   futures contracts           11,085,410    1,866,908
                              -----------  -----------
Net Increase from Operations   15,533,412    9,704,484
                              -----------  -----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                     (2,823,175)  (5,993,239)
   Class B                       (422,868)    (817,765)
   Class C                       (185,542)    (288,785)
From net realized gains:
   Class A                       (759,066)  (1,851,860)
   Class B                       (138,797)    (300,063)
   Class C                        (53,797)     (85,841)
                              -----------  -----------
Total Distributions Declared
   to Shareholders             (4,383,245)  (9,337,553)
                              -----------  -----------

SHARE TRANSACTIONS:
Class A:
   Subscriptions                9,782,151   24,230,446
   Distributions reinvested     2,254,782    4,998,758
   Redemptions                (15,381,021) (28,737,710)
                              -----------  -----------
     Net Increase (Decrease)   (3,344,088)     491,494
                              -----------  -----------
Class B:
   Subscriptions                2,847,275   11,661,633
   Distributions reinvested       357,029      701,787
   Redemptions                 (3,196,168)  (9,229,351)
                              -----------  -----------
     Net Increase                   8,136    3,134,069
                              -----------  -----------
Class C:
   Subscriptions                5,234,952    9,931,096
   Distributions reinvested       138,767      187,450
   Redemptions                 (2,948,515)  (6,290,160)
                              -----------  -----------
     Net Increase               2,425,204    3,828,386
                              -----------  -----------

Net Increase (Decrease) from
   Share Transactions            (910,748)   7,453,949
                              -----------  -----------
Total Increase in Net Assets   10,239,419    7,820,880





                              (UNAUDITED)
                              SIX MONTHS
                                 ENDED     YEAR ENDED
                                MAY 31,   NOVEMBER 30,
                                 2003         2002
-------------------------------------------------------

NET ASSETS:
Beginning of period          $185,104,231 $177,283,351
                             ------------ ------------
End of period (including
   undistributed net
   investment income of
   $542,441 and $407,435,
   respectively)             $195,343,650 $186,104,231
                             ------------ ------------

CHANGES IN SHARES:
Class A:
   Subscriptions                1,119,189    2,851,590
   Issued for distributions
    reinvested                    257,540      592,377
   Redemptions                 (1,760,995)  (3,369,500)
                             ------------ ------------
     Net Increase (Decrease)     (384,266)      74,467
                             ------------ ------------

Class B:
   Subscriptions                  326,650    1,363,189
   Issued for distributions
    reinvested                     40,801       83,176
   Redemptions                   (365,741)  (1,081,173)
                             ------------ ------------
     Net Increase                   1,710      365,192
                             ------------ ------------

Class C:
   Subscriptions                  595,407    1,157,173
   Issued for distributions
    reinvested                     15,847       22,135
   Redemptions                   (338,563)    (737,304)
                             ------------ ------------
     Net Increase                 272,691      442,004
                             ------------ ------------



See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

May 31, 2003 (Unaudited)


NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:
Liberty Tax-Exempt Insured Fund (the "Fund"), a series of Liberty Funds Trust IV (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in insured municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is assessed on Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a CDSC. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a CDSC on redemptions made within one year after purchase.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:
All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service fee attributable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:
Interest income is recorded on the accrual basis. Premium and discount are being amortized and accreted, respectively, for all debt securities.

May 31, 2003 (Unaudited)


DISTRIBUTIONS TO SHAREHOLDERS:
The Fund declares and records distributions daily and pays monthly. Capital gains distributions, if any, are distributed annually.

NOTE 2. FEDERAL TAX INFORMATION
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:
On April 1, 2003, Colonial Management Associates, Inc. ("Colonial"), the previous investment advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Colonial with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund to Columbia.

Columbia is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each fund's pro-rata portion of the combined average daily net assets of the Fund and Liberty Tax-Exempt Fund as follows:

      AVERAGE DAILY NET ASSETS   ANNUAL FEE RATE
      ------------------------   ---------------
       First $1 billion               0.60%
       Next $2 billion                0.55%
       Next $1 billion                0.50%
       Over $4 billion                0.45%

PRICING AND BOOKKEEPING FEES:
Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank and Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended May 31, 2003, the annualized net asset based fee rate was 0.033%. The Fund also pays out-of-pocket costs for pricing services.

TRANSFER AGENT FEE:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the Fund's principal underwriter. For the six months ended May 31, 2003, the Fund has been advised that the Distributor retained net underwriting discounts of $13,690 on sales of the Fund's Class A shares and received CDSC of $6, $45,970 and $6,115 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee equal to 0.20% annually of the average daily net assets attributable to Class A, Class B and Class C shares as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.45% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

May 31, 2003 (Unaudited)


OTHER:
The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates. The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $305 of custody fees were reduced by balance credits for the six months ended May 31, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:
For the six months ended May 31, 2003, purchases and sales of investments, other than short-term obligations, were $7,661,033 and $10,502,344, respectively. Unrealized appreciation (depreciation) at May 31, 2003, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation        $30,193,854
     Gross unrealized depreciation            (22,895)
                                          -----------
     Net unrealized appreciation          $30,170,959
                                          ===========

FUTURES CONTRACTS:
The Fund may invest in municipal and U.S. Treasury futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by Columbia of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Refer to the Fund's Investment Portfolio for a summary of open futures contracts at May 31, 2003.

OTHER:
The Fund has greater than 10% of its net assets at May 31, 2003, invested in issuers located in Illinois and in Texas, respectively. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

May 31, 2003 (Unaudited)


Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the prices provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Board of Trustees.


NOTE 5. LINE OF CREDIT
The Fund and other affiliated funds participate in a $350,000,000 credit facility which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. Prior to April 26, 2003, the Fund participated in a separate credit agreement with similar terms to its existing agreement. For the six months ended May 31, 2003, the Fund did not borrow under these agreements.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                            (UNAUDITED)
                                            SIX MONTHS
                                              ENDED                            YEAR ENDED NOVEMBER 30,
                                              MAY 31,    --------------------------------------------------------------
CLASS A SHARES                                 2003          2002         2001          2000        1999         1998
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                        $  8.56      $  8.55       $  8.24      $  7.92      $  8.62      $  8.47
                                              -------      -------       -------      -------      -------      -------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                            0.17(a)      0.35(a)(b)    0.37(a)      0.38(c)      0.37         0.38
Net realized and unrealized gain (loss)
   on investments and futures contracts          0.56         0.11(b)       0.37         0.35        (0.61)        0.22
                                              -------      -------       -------      -------      -------      -------
Total from Investment Operations                 0.73         0.46          0.74         0.73        (0.24)        0.60
                                              -------      -------       -------      -------      -------      -------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                      (0.17)       (0.34)        (0.36)       (0.38)       (0.37)       (0.39)
In excess of net investment income                 --           --            --           --           --        (0.01)
From net realized gains                         (0.04)       (0.11)        (0.07)       (0.03)       (0.09)       (0.05)
                                              -------      -------       -------      -------      -------      -------
   Total Distributions Declared
     to Shareholders                            (0.21)       (0.45)        (0.43)       (0.41)       (0.46)       (0.45)
                                              -------      -------       -------      -------      -------      -------
NET ASSET VALUE,
   END OF PERIOD                              $  9.08      $  8.56       $  8.55      $  8.24      $  7.92      $  8.62
                                              =======      =======       =======      =======      =======      =======
Total return (d)                                8.63%(e)     5.61%         9.15%        9.51%      (2.87)%        7.29%
                                              =======      =======       =======      =======      =======      =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (f)                                    1.06%(g)     1.06%         1.09%        1.07%        1.09%        1.06%
Net investment income (f)                       3.89%(g)     4.10%(b)      4.32%        4.81%        4.53%        4.49%
Portfolio turnover rate                            4%(e)       11%            9%          15%           5%          12%
Net assets, end of period (000's)            $153,314     $147,826      $146,965     $135,291     $140,759     $171,812

(a)Per share data was calculated using average shares outstanding during the period.
(b)Effective December 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002 was to increase the ratio of net investment income to average net assets from 4.06% to 4.10%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.
(c)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(d)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)Not annualized.
(f)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                            (UNAUDITED)
                                            SIX MONTHS
                                              ENDED                            YEAR ENDED NOVEMBER 30,
                                              MAY 31,    --------------------------------------------------------------
CLASS B SHARES                                 2003          2002         2001          2000        1999         1998
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                        $  8.56      $  8.55       $  8.24      $  7.92      $  8.62      $  8.47
                                              -------      -------       -------      -------      -------      -------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                            0.14(a)      0.28(a)(b)    0.30(a)      0.32(c)      0.31         0.32
Net realized and unrealized gain (loss)
   on investments and futures contracts          0.56         0.12(b)       0.38         0.35        (0.61)        0.22
                                              -------      -------       -------      -------      -------      -------
Total from Investment Operations                 0.70         0.40          0.68         0.67        (0.30)        0.54
                                              -------      -------       -------      -------      -------      -------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                      (0.14)       (0.28)        (0.30)       (0.32)       (0.31)       (0.33)
In excess of net investment income                 --           --            --           --           --        (0.01)
From net realized gains                         (0.04)       (0.11)        (0.07)       (0.03)       (0.09)       (0.05)
                                              -------      -------       -------      -------      -------      -------
   Total Distributions Declared
     to Shareholders                            (0.18)       (0.39)        (0.37)       (0.35)       (0.40)       (0.39)
                                              -------      -------       -------      -------      -------      -------
NET ASSET VALUE,
   END OF PERIOD                              $  9.08      $  8.56       $  8.55      $  8.24      $  7.92      $  8.62
                                              =======      =======       =======      =======      =======      =======
Total return (d)                                8.23%(e)     4.83%         8.36%        8.69%      (3.60)%        6.47%
                                              =======      =======       =======      =======      =======      =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (f)                                    1.81%(g)     1.81%         1.84%        1.82%        1.84%        1.81%
Net investment income (f)                       3.14%(g)     3.35%(b)      3.57%        4.06%        3.78%        3.74%
Portfolio turnover rate                            4%(e)       11%            9%          15%           5%          12%
Net assets, end of period (000's)            $ 28,779     $ 27,120      $ 23,954     $ 24,417     $ 34,383     $ 37,716

(a)Per share data was calculated using average shares outstanding during the period.
(b)Effective December 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002 was to increase the ratio of net investment income to average net assets from 3.31% to 3.35%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.
(c)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)Not annualized.
(f)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                            (UNAUDITED)
                                            SIX MONTHS
                                              ENDED                            YEAR ENDED NOVEMBER 30,
                                              MAY 31,    --------------------------------------------------------------
CLASS C SHARES                                 2003          2002         2001          2000        1999         1998
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                        $  8.56      $  8.55       $  8.24      $  7.92      $  8.62      $  8.47
                                              -------      -------       -------      -------      -------      -------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                            0.15(a)      0.31(a)(b)    0.33(a)      0.34(c)      0.33         0.34
Net realized and unrealized gain (loss)
   on investments and futures contracts          0.56         0.11(b)       0.37         0.35        (0.61)        0.22
                                              -------      -------       -------      -------      -------      -------
Total from Investment Operations                 0.71         0.42          0.70         0.69        (0.28)        0.56
                                              -------      -------       -------      -------      -------      -------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                      (0.15)       (0.30)        (0.32)       (0.34)       (0.33)       (0.35)
In excess of net investment income                 --           --            --           --           --        (0.01)
From net realized gains                         (0.04)       (0.11)        (0.07)       (0.03)       (0.09)       (0.05)
                                              -------      -------       -------      -------      -------      -------
   Total Distributions Declared
     to Shareholders                            (0.19)       (0.41)        (0.39)       (0.37)       (0.42)       (0.41)
                                              -------      -------       -------      -------      -------      -------
NET ASSET VALUE,
   END OF PERIOD                              $  9.08      $  8.56       $  8.55      $  8.24      $  7.92      $  8.62
                                              =======      =======       =======      =======      =======      =======
Total return (d)(e)                             8.39%(f)     5.14%         8.67%        9.02%      (3.31)%        6.80%
                                              =======      =======       =======      =======      =======      =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (g)                                    1.51%(h)     1.51%         1.54%        1.52%        1.54%        1.51%
Net investment income (g)                       3.44%(h)     3.65%(b)      3.87%        4.36%        4.08%        4.04%
Waiver/reimbursement                            0.30%(h)     0.30%         0.30%        0.30%        0.30%        0.30%
Portfolio turnover rate                            4%(f)       11%            9%          15%           5%          12%
Net assets, end of period (000's)            $ 13,251     $ 10,158       $ 6,364      $   676      $   641      $   705

(a)Per share data was calculated using average shares outstanding during the period.
(b)Effective December 1, 2001, the Fund adopted the provision of the AICPA
   Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002 was to increase the ratio of net investment income to average net assets from 3.61% to 3.65%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.
(c)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge. (e)Had the Distributor not waived a portion of expenses, total return would have been reduced.
(f)Not annualized.
(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)Annualized.

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



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


TRANSFER AGENT

Important Information About This Report

The Transfer Agent for Liberty Tax-Exempt Insured Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Tax-Exempt Insured Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty Tax-Exempt Insured Fund

Liberty Tax-Exempt Insured Fund  SEMIANNUAL REPORT, MAY 31, 2003


                                    PRSRT STD
                                  U.S. POSTAGE
                                      PAID
                                  HOLLISTON, MA
                                  PERMIT NO. 20



[eagle head logo]

LibertyFunds
A Member of Columbia Managment Group

(C)2003 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621




                                               765-03/235O-0503  (07/03) 03/1854

                             Liberty Utilities Fund

                                Semiannual Report

                                  May 31, 2003

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

                             Liberty Utilities Fund

                                Semiannual Report

                                  May 31, 2003

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


President's Message

Photo of: Joseph R. Palombo

Dear Shareholder:

After three years of declining equity values, the stock market rallied over the past six months. All major stock market indices registered gains for the period, buoyed by a surge in trading activity in the aftermath of a swift victory in Iraq and some signs of improvement in the economic outlook. Attractive valuations and forecasts of improved corporate earnings also fed investors' appetites for stocks.

In spite of this positive activity, we encourage investors to temper their expectations for the stock market in the near term. The economy has yet to stage a convincing recovery and the employment outlook remains uncertain. These factors, plus ongoing geopolitical tensions, repeated acts of terrorism abroad and threats at home could again translate into a choppy market.

That said, we believe in the long-term benefits of stock investing, especially as part of a comprehensive investment strategy and a balanced portfolio. The following report will provide you with more detailed information about the fund's performance and the investment strategies used by portfolio manager Edward Paik. For more information, contact your financial advisor.

Consolidation--and a new name: Columbia

I am pleased to announce that, effective April 1, 2003, six of the asset management firms brought together when Columbia Management Group, Inc. was formed were consolidated and renamed Columbia Management Advisors, Inc. (Columbia Management). This consolidation does not affect the management or investment objectives of your fund and is the next step in our efforts to create a consistent identity and to streamline our organization. By consolidating these firms, we are able to create a more efficient organizational structure and strengthen certain key functions, such as research. Although the name of the asset manager familiar to you has changed, what hasn't changed is the commitment of our specialized investment teams to a multi-disciplined approach to investing, focused on our goal of offering shareholders the best products and services.

As always, we thank you for choosing Liberty Utilities Fund and for giving us the opportunity to help you build a strong financial future.

/s/ Joseph R. Palombo

Joseph R. Palombo
President

--------------------------------------------------------------------------------
Meet the new president

Joseph R. Palombo, president and chairman of the Board of Trustees for Liberty Funds, is also chief operating officer and executive vice president of Columbia Management. Mr. Palombo has over 19 years of experience in the financial services industry. Prior to joining Columbia Management, he was chief operating officer and chief compliance officer for Putnam Mutual Funds. Prior to that, he was a partner at Coopers & Lybrand. Mr. Palombo received his degree in economics/accounting from the College of the Holy Cross, where he was a member of Phi Beta Kappa. He earned his master's degree in taxation from Bentley College and participated in the Executive Program at the Amos B. Tuck School at Dartmouth College.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net asset value per share as of 5/31/03 ($)
         Class A                9.95
         Class B                9.94
         Class C                9.94
         Class Z                9.93

Distributions declared per share 12/1/02 - 5/31/03 ($)
         Class A                0.09
         Class B                0.07
         Class C                0.07
         Class Z                0.10
--------------------------------------------------------------------------------

Not FDIC Insured
May Lose Value
No Bank Guarantee

Economic and market conditions can frequently change. There is no assurance that the trends described in this report will continue or commence.

Performance Information

Value of a $10,000 Investment
5/31/93 - 5/31/03

Performance of a $10,000 investment
5/31/93 - 5/31/03 ($)

               without      with
                sales      sales
               charge     charge
------------------------------------
 Class A       15,397      14,666
------------------------------------
 Class B       14,295      14,295
------------------------------------
 Class C       14,741      14,741
------------------------------------
 Class Z       15,533       n/a
------------------------------------



Mountain Chart:
                      Class A shares                Class A share                    Dow Jones                      S&P 500
                   with sales charge         without sales charge              Utility Average                        Index
----------------------------------------------------------------------------------------------------------------------------

5/31/93                         9525                        10000                        10000                        10000
                                9797                        10286                        10329                        10029
                                9975                        10472                        10574                         9989
                               10228                        10738                        10903                        10367
                               10136                        10642                        10680                        10288
                                9988                        10486                        10314                        10501
                                9526                        10001                         9714                        10401
                                9687                        10170                         9947                        10527
                                9529                        10004                         9819                        10885
                                9088                         9541                         9203                        10590
                                8842                         9283                         8643                        10129
                                9038                         9489                         8796                        10259
                                8655                         9087                         8274                        10426
                                8457                         8879                         7938                        10170
                                8772                         9209                         8368                        10504
                                8797                         9236                         8559                        10934
                                8575                         9002                         8274                        10667
                                8689                         9122                         8287                        10906
                                8662                         9094                         8271                        10509
                                8686                         9119                         8427                        10664
                                9253                         9714                         8983                        10941
                                9307                         9771                         9083                        11366
                                9234                         9695                         8848                        11701
                                9424                         9894                         9196                        12045
                                9850                        10342                         9827                        12526
                                9883                        10376                         9686                        12817
                                9946                        10442                         9795                        13241
                               10178                        10685                         9773                        13274
                               10742                        11277                        10413                        13834
                               10975                        11522                        10449                        13784
                               11170                        11727                        10585                        14388
                               11709                        12292                        11123                        14666
                               11935                        12530                        11417                        15164
                               11644                        12225                        10909                        15305
                               11527                        12102                        10645                        15452
                               11401                        11970                        10539                        15680
                               11417                        11987                        10595                        16083
                               11845                        12436                        11188                        16144
                               11383                        11951                        10443                        15430
                               11439                        12010                        10976                        15756
                               11463                        12035                        11163                        16641
                               11930                        12525                        11698                        17100
                               12317                        12932                        12225                        18391
                               12415                        13034                        12134                        18027
                               12674                        13306                        12153                        19152
                               12895                        13538                        11944                        19304
                               12412                        13031                        11549                        18512
                               12511                        13134                        11462                        19615
                               12938                        13584                        11831                        20814
                               13319                        13983                        12129                        21740
                               13509                        14183                        12618                        23468
                               13201                        13860                        12491                        22154
                               13893                        14586                        12888                        23366
                               13961                        14657                        13142                        22586
                               15185                        15943                        14087                        23631
                               15925                        16719                        14925                        24038
                               15907                        16701                        14411                        24302
                               16286                        17098                        14942                        26054
                               17605                        18483                        15775                        27388
                               17118                        17971                        15722                        27668
                               16866                        17707                        15804                        27192
                               17100                        17953                        16374                        28296
                               17020                        17869                        15554                        27996
                               16070                        16872                        15607                        23951
                               17155                        18011                        17259                        25486
                               17649                        18529                        16992                        27555
                               18270                        19181                        17182                        29225
                               19463                        20434                        17741                        30908
                               19226                        20185                        17210                        32200
                               18765                        19700                        16778                        31199
                               18412                        19330                        16748                        32447
                               19936                        20930                        17875                        33703
                               20393                        21410                        18967                        32907
                               20797                        21834                        18303                        34727
                               20580                        21607                        18201                        33647
                               19895                        20887                        18350                        33479
                               19750                        20735                        17379                        32561
                               20346                        21361                        17899                        34623
                               20672                        21703                        16503                        35325
                               22061                        23161                        16671                        37403
                               22052                        23152                        18565                        35525
                               21064                        22115                        17098                        34854
                               22212                        23320                        17370                        38262
                               22390                        23506                        18934                        37111
                               22882                        24023                        19672                        36350
                               22063                        23163                        18448                        37244
                               22054                        23154                        19565                        36663
                               23636                        24814                        21989                        38940
                               24964                        26209                        24126                        36884
                               25461                        26730                        23863                        36729
                               25303                        26565                        23696                        33835
                               26125                        27428                        25132                        34000
                               25631                        26910                        22714                        35207
                               25532                        26805                        23671                        32000
                               24921                        26164                        23424                        29974
                               25617                        26894                        24340                        32300
                               25604                        26881                        24272                        32517
                               24462                        25682                        22228                        31727
                               25022                        26270                        21646                        31416
                               24759                        25994                        21215                        29452
                               23739                        24923                        18829                        27075
                               23552                        24726                        18401                        27593
                               23465                        24635                        17669                        29709
                               23863                        25053                        18531                        29970
                               22420                        23538                        18036                        29533
                               21348                        22413                        17773                        28963
                               23476                        24647                        19483                        30052
                               21598                        22675                        19500                        28231
                               19935                        20929                        18515                        28025
                               16935                        17780                        17632                        26029
                               14224                        14933                        15282                        24002
                               14468                        15190                        15756                        24158
                               12042                        12643                        14011                        21534
                               13002                        13650                        12940                        23427
                               13803                        14491                        13387                        24813
                               13691                        14374                        14199                        23356
                               13179                        13836                        13733                        22747
                               12330                        12945                        13197                        22406
                               12621                        13251                        13898                        22623
                               13358                        14024                        15035                        24485
5/31/03                        14666                        15397                        16556                        25772


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance does not guarantee future investment results. Returns and value of an investment may vary, resulting in a gain or loss on sale. The Dow Jones Utility Average (Dow Utility Average) is an unmanaged index that tracks the performance of utility stocks. The Standard & Poor's (S&P) 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks. Unlike the fund, indexes are not investments, do not incur fees or expenses, and are not professionally managed. Securities in the fund may not match those in an index. It is not possible to invest directly in an index.


AVERAGE ANNUAL TOTAL RETURN AS OF 5/31/03 (%)

Share class                      A                            B                           C                     Z
Inception date                8/3/81                       5/5/92                      8/1/97                1/29/99
-------------------------------------------------------------------------------------------------------------------
                        without        with         without         with         without        with         without
                         sales         sales         sales          sales         sales         sales         sales
                        charge        charge        charge         charge        charge        charge        charge
-------------------------------------------------------------------------------------------------------------------

6-month (cumulative)      6.28          1.23          5.88          0.88          5.77           4.77          6.39
-------------------------------------------------------------------------------------------------------------------
1-year                  -26.42        -29.91        -27.00        -30.58        -27.05         -27.77        -26.32
-------------------------------------------------------------------------------------------------------------------
5-year                   -2.75         -3.69         -3.48         -3.71         -3.48          -3.48         -2.58
-------------------------------------------------------------------------------------------------------------------
10-year                   4.41          3.90          3.64          3.64          3.96           3.96          4.50
-------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN AS OF 3/31/03 (%)

 Share class                     A                            B                           C                     Z
-------------------------------------------------------------------------------------------------------------------
                        without        with         without         with         without        with        without
                         sales         sales         sales          sales         sales         sales        sales
                        charge        charge        charge         charge        charge        charge       charge
-------------------------------------------------------------------------------------------------------------------

6-month (cumulative)      4.80         -0.18          4.53         -0.47          4.40           3.40          4.94
-------------------------------------------------------------------------------------------------------------------
1-year                  -46.25        -48.80        -46.59        -49.21        -46.63         -47.15        -46.10
-------------------------------------------------------------------------------------------------------------------
5-year                   -6.44         -7.35         -7.12         -7.35         -7.12          -7.12         -6.26
-------------------------------------------------------------------------------------------------------------------
10-year                   2.81          2.31          2.06          2.06          2.39           2.39          2.91
-------------------------------------------------------------------------------------------------------------------

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The graph and tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes varies based on differences in sales charges and fees associated with each class.

Class C and Z share performance information includes returns for the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer classes of shares. Had the expense differential been reflected, the returns for the periods prior to the inception of class C shares would have been lower. The returns for class Z shares would have been higher.

UTILITY COMPANY SECURITIES
-------------------------------------------------------------------------------
Utility company securities in which the fund may invest include companies that manufacture, produce, generate, transmit, sell or distribute electricity, natural gas or other types of energy, water or other sanitary services. This definition also includes telecommunication companies such as telephone, satellite, microwave and other communications media, as well as companies engaged in the manufacture and production of equipment utilized in the energy and telecommunications industries.

BOUGHT
-------------------------------------------------------------------------------
Our focus on integrated electric utility providers prompted us to purchase several companies that demonstrated the potential for strong dividend-generation including Ameren, Pennsylvania Power, and Constellation Energy Group (3.0%, 0.3% and 1.6% of net assets, respectively).

SOLD
-------------------------------------------------------------------------------
Due to the inherent difficulty in forecasting foreign-owned utility performance, we took advantage of market appreciation and eliminated our positions in Deutsche Telekom and Nippon Telegraph.



Portfolio Manager's Report

For the 6-month period ended May 31, 2003, Liberty Utilities Fund class A shares returned 6.28% without sales charge. The fund's return fell short of the Dow Jones Utility Average, which returned 23.65% for the period. The index tracks the performance of 15 electric utilities, whereas the fund invests in a broad range of utility industries including telecommunications, energy trading and gas and alternative power generation. The fund gained more than the S&P 500 Index, which returned 3.86% for the same period.

ELECTRIC UTILITY EXPOSURE BENEFITS PORTFOLIO
During the first half of the 6-month period, regulatory decisions caused the telecom services industry to lag the broader market. Meanwhile, the stock prices of power generation companies tumbled after climbing to unrealistic levels as a result of excess investor optimism. The prospects for these utility sectors began to improve in March, aided in part by the expectation that the Bush administration's proposal to eliminate the tax on dividends--or some compromise--would be approved. Historically, utility stocks have been among the highest dividend payers of all industries. Electric utilities, in particular, benefited from the industry's strengthening financial climate and higher power prices. The fund's overweight position in traditional electric utilities companies such as PG&E and Edison International (5.0% and 3.0% of net assets, respectively) made a positive contribution to performance.1

MERCHANT ENERGY REBOUNDS
During the period, the market witnessed a performance rally among merchant energy providers--a sector to which the fund had no exposure. Merchant generators, also referred to as unregulated utilities, have struggled with rating-agency downgrades as a result of debt burdens and fraudulent accounting practices in recent years. During the last six months, these lower quality companies benefited as banks were increasingly willing to provide capital and as oil prices went higher. Although their stock prices rebounded from previous lows, we continued to avoid the sector in keeping with our focus on high quality, regulated electric providers. We believe this strategy has the potential to deliver the strongest returns over the long term.

TELECOM EXPOSURE DAMPENS PERFORMANCE
The fund's exposure to telecom also detracted from performance. Our positions in regional Bell companies; Verizon Communications, SBC Communications, and BellSouth (3.1%, 4.2%, and 3.1% of net assets, respectively) lost ground as the companies experienced poor revenue growth. The fund's exposure to AT&T also hurt performance. We subsequently reduced our position in BellSouth and

---------------
1 Holdings are disclosed as of May 31, 2003, and are subject to change.

eliminated our position in AT&T. While the business prospects for the telecom industry have improved, it remains among the most volatile in the utility sector. As a result, we expect to focus on a few carefully selected names and maintain a market-weight position going forward.

A CONSERVATIVE APPROACH TO UTILITY INVESTING
Our objective is to provide shareholders with a fund that focuses primarily on electric utility providers with limited exposure to high quality, dividend-paying telecom services companies. We believe that this strategy offers the potential for relatively low volatility while capitalizing on the core strength of the utilities sector-- attractive income over the long-term. The fund favors high quality companies in sound financial condition selling at attractive valuations with capable management and strong cash flow. As a result of moving the fund toward a utility-oriented fund, we sold significant positions in names that we did not, in our opinion, warrant being held any longer. This resulted in significant realized losses during the period, primarily from names that did poorly in 2002.

LONG-TERM INDUSTRY PROSPECTS APPEAR ATTRACTIVE
Despite issues that have plagued the sector in recent years, we believe that utilities remain an attractive alternative to bonds, based upon historical valuations. While we are encouraged by the industry's improving business prospects, we will continue to monitor lingering fallout from balance sheet issues. We are optimistic that our focus on traditional regulated electric utilities will generate attractive income in the months ahead.

/s/ Edward Paik

Edward Paik, a vice president of Columbia Management, has managed the fund since January 2003. Mr. Paik has been an associate manager of the fund since May 2002 and joined Columbia as a research analyst in March 2000. Prior to January 2003, Scott Schermerhorn and Harvey B. Hirschhorn co-managed the fund.



An investment in Liberty Utilities Fund offers the potential for long-term growth, but also involves certain risks, including stock market fluctuations that could occur in response to economic and business developments.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

The value of your investments may be affected by fluctuations in utility stock prices, which may occur in response to changes in interest rates and regulatory, economic and business developments. Investing in international and emerging markets offers the potential for long-term growth, but also carries special risks, including potentially greater social, political, currency and economic volatility than in the United States or developed markets.


TOP 10 HOLDINGS as of 5/31/03 (%)

PG&E                               5.0
SBC Communications                 4.2
Dominion Resources                 4.1
Consolidated Edison                4.0
American Electric Power            3.9
Southern Co.                       3.8
FirstEnergy                        3.8
Public Service Enterprise Group    3.2
FPL Group                          3.1
Verizon Communications             3.1

Portfolio holdings are calculated as a percentage of total net assets. Since the fund is actively managed, there is no guarantee the fund will continue to maintain the same portfolio holdings in the future.


Investment Portfolio

May 31, 2003 (Unaudited)

COMMON STOCKS - 91.5%                                           SHARES            VALUE
---------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY - 0.0%
SEMICONDUCTOR EQUIPMENT & Products - 0.0%
Agere Systems, Inc., Class A (a)                                     1      $         2
                                                                            -----------
---------------------------------------------------------------------------------------
UTILITIES - 91.5%
DIVERSIFIED TELECOMMUNICATION SERVICES - 10.8%
ALLTEL Corp.                                                    40,000        1,915,200
BellSouth Corp.                                                516,500       13,692,415
SBC Communications, Inc.,
   Class A                                                     735,339       18,721,731
Verizon Communications, Inc.                                   365,630       13,839,096
                                                                            -----------
                                                                             48,168,442
                                                                            -----------
ELECTRIC UTILITIES - 61.7%
Allegheny Energy, Inc.                                         364,500        3,167,505
Ameren Corp.                                                   287,900       13,099,450
American Electric Power Co.                                    596,420       17,320,037
CenterPoint Energy, Inc.                                       182,700        1,744,785
Cinergy Corp.                                                  174,000        6,601,560
CMS Energy Corp.                                               340,300        2,695,176
Consolidated Edison, Inc.                                      410,500       17,647,395
Constellation Energy Group, Inc.                               213,300        7,070,895
Dominion Resources, Inc.                                       285,960       18,015,480
DTE Energy Co.                                                 222,600        9,645,258
Edison International (a)                                       818,700       13,328,436
Entergy Corp.                                                   50,000        2,584,500
Exelon Corp.                                                   225,875       12,942,638
FirstEnergy Corp.                                              454,271       16,721,716
FPL Group, Inc.                                                209,700       13,938,759
Korea Electric Power
   Corp., ADR                                                  436,900        4,063,170
Northeast Utilities                                            443,400        7,165,344
NSTAR                                                           66,500        3,100,895
Pepco Holdings, Inc.                                           329,000        6,724,760
PG&E Corp. (a)                                               1,312,200       22,307,400
Pinnacle West Capital Corp.                                    212,800        8,056,608
PNM Resources, Inc.                                            338,100        8,976,555
PPL Corp.                                                      159,100        6,434,004
Progress Energy, Inc.                                           31,564        1,485,086
Public Service Enterprise
   Group, Inc.                                                 330,000       14,100,900
Southern Co.                                                   534,800       16,835,504
TECO Energy, Inc.                                               43,200          558,576
Texas Genco Holdings, Inc.                                      54,135        1,128,715
TXU Corp.                                                      608,100       12,307,944
Xcel Energy, Inc.                                              258,210        3,973,852
                                                                            -----------

                                                                            273,742,903
                                                                            -----------
ENERGY EQUIPMENT & SERVICES - 2.3%
Baker Hughes, Inc.                                             170,000        5,618,500
Transocean, Inc. (a)                                           207,000        4,837,590
                                                                            -----------
                                                                             10,456,090
                                                                            -----------


                                                                 SHARES            VALUE
----------------------------------------------------------------------------------------
GAS UTILITIES - 5.1%
KeySpan Corp.                                                  205,500      $ 7,237,710
Kinder Morgan, Inc.                                             91,500        4,671,075
Nicor, Inc.                                                     88,600        3,155,046
NiSource, Inc.                                                 226,500        4,441,665
Peoples Energy Corp.                                            46,700        1,991,288
Sempra Energy                                                   38,000        1,036,260
                                                                            -----------
                                                                             22,533,044
                                                                            -----------

MULTI-UTILITIES & UNREGULATED POWER - 7.6%
AES Corp. (a)                                                   69,200          548,064
Duke Energy Corp.                                              125,700        2,436,066
Dynegy, Inc., Class A                                           47,100          234,558
El Paso Corp.                                                  105,573          918,485
Energy East Corp.                                               367,500       7,820,400
ONEOK, Inc.                                                    236,700        4,821,579
Mirant Corp. (a)                                                51,285          177,446
Sierra Pacific Resources (a)                                 1,099,000        5,934,600
Westar Energy, Inc.                                            640,300       10,193,576
Williams Companies, Inc.                                        65,800          520,478
                                                                            -----------
                                                                             33,605,252
                                                                            -----------

OIL & GAS - 4.0%
Apache Corp.                                                    107,500       7,086,400
Devon Energy Corp.                                              121,400       6,312,800
EOG Resources, Inc.                                             100,000       4,310,000
                                                                            -----------
                                                                             17,709,200
                                                                            -----------

TOTAL COMMON STOCKS
   (cost of $413,167,329)                                                   406,214,933
                                                                            -----------


PREFERRED & CONVERTIBLE STOCKS - 2.6%
---------------------------------------------------------------------------------------
UTILITIES - 2.6%
ELECTRIC UTILITIES - 1.5%
Entergy Arkansas, Inc.:
   7.800%                                                       10,000          960,000
   7.880%                                                        8,900          889,430
Entergy Gulf States Utilities,
   7.560%                                                       18,328        1,711,615
Entergy Louisiana, Inc.,
   8.000%                                                       30,000          705,000
Northern Indiana Public Service Co.,
   7.440%                                                        9,000          873,000
Pennsylvania Power Co.,
   7.750%                                                       15,000        1,501,140
                                                                            -----------
                                                                              6,640,185
                                                                            -----------

MULTI-UTILITIES & UNREGULATED POWER - 1.1%
Citizens Utilities Co.,
   5.000% Convertible Preferred                                100,000        5,150,000
                                                                            -----------

TOTAL PREFERRED & CONVERTIBLE STOCKS
   (cost of $11,865,835)                                                     11,790,185
                                                                            -----------


See notes to investment portfolio.

4


Investment Portfolio (continued)

May 31, 2003 (Unaudited)

ADJUSTABLE RATE
PREFERRED STOCKS (b) - 2.0%                                     SHARES            VALUE
---------------------------------------------------------------------------------------
UTILITIES - 2.0%
ELECTRIC UTILITIES - 2.0%
Cleveland Electric Illuminating Co.,
   Series L, 7.000%                                             65,000      $ 6,708,000
Entergy Gulf States Utilities,
   Series A, 7.000%                                             12,773        1,166,174
Toledo Edison Co., Series A,
   7.000%                                                       40,000        1,020,000
                                                                            -----------
TOTAL ADJUSTABLE RATE PREFERRED STOCKS
   (cost of $8,277,477)                                                       8,894,174
                                                                            -----------


SHORT-TERM OBLIGATION - 3.8%                                       PAR
---------------------------------------------------------------------------------------
Repurchase agreement with
   State Street Bank & Trust Co.,
   dated 05/30/03, due 06/02/03
   at 1.190%, collateralized by a
   U.S. Treasury Bond maturing
   02/15/23, market value of
   $17,059,313 (repurchase
   proceeds $16,721,658)
   (cost of $16,720,000)                                   $16,720,000       16,720,000
                                                                            -----------
TOTAL INVESTMENTS - 99.9%
   (cost of $450,030,641) (c)                                               443,619,292
                                                                            -----------

OTHER ASSETS & LIABILITIES, NET - 0.1%                                          315,124
---------------------------------------------------------------------------------------
Net Assets - 100.0%                                                        $443,934,416
                                                                            ===========


NOTES TO INVESTMENT PORTFOLIO:

(a)Non-income producing.

(b)Interest rates on adjustable rate preferred stocks change periodically. The rates listed are as of May 31, 2003.

(c)Cost for both financial statement and federal income tax purposes is the same.

      ACRONYM                      NAME
     --------                     ------
        ADR             American Depositary Receipt


See notes to financial statements.


Statement of Assets and Liabilities

May 31, 2003 (Unaudited)


ASSETS:
Investments, at cost                       $450,030,641
                                           ------------
Investments, at value                      $443,619,292
Cash                                                888
Receivable for:
   Fund shares sold                             221,661
   Interest                                       1,105
   Dividends                                  1,431,897
Deferred Trustees' compensation plan             18,922
Other assets                                        916
                                           ------------
   Total Assets                             445,294,681
                                           ------------
LIABILITIES:
Payable for:
   Fund shares repurchased                      777,414
   Management fee                               247,871
   Transfer agent fee                           269,687
   Pricing and bookkeeping fees                  17,339
   Trustees' fees                                   466
Deferred Trustees' fees                          18,922
Other liabilities                                28,566
                                           ------------
   Total Liabilities                          1,360,265
                                           ------------
NET ASSETS                                 $443,934,416
                                           ============

COMPOSITION OF NET ASSETS:
Paid-in capital                            $800,375,210
Undistributed net investment income           1,240,100
Accumulated net realized loss              (351,269,545)
Net unrealized depreciation
   on investments                            (6,411,349)
                                           ------------
NET ASSETS                                 $443,934,416
                                           ============
CLASS A:
Net assets                                 $330,800,545
Shares outstanding                           33,254,804
                                           ------------
Net asset value per share                  $       9.95(a)
                                           ============
Maximum offering price per share
   ($9.95/0.9525)                          $      10.45(b)
                                           ============
CLASS B:
Net assets                                 $ 77,893,059
Shares outstanding                            7,838,149
                                           ------------
Net asset value and offering price
 per share                                 $       9.94(a)
                                           ============
CLASS C:
Net assets                                 $  7,104,504
Shares outstanding                              714,427
                                           ------------
Net asset value and offering price
 per share                                 $       9.94(a)
                                           ============
CLASS Z:
Net assets                                 $ 28,136,308
Shares outstanding                            2,832,607
                                           ------------
Net asset value, offering and redemption
   price per share                         $       9.93
                                           ============


(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b) On sales of $50,000 or more the offering price is reduced.


Statement of Operations

For the Six Months Ended May 31, 2003 (Unaudited)


INVESTMENT INCOME:
Dividends                                  $  8,499,910
Interest                                        168,999
                                           ------------
   Total Investment Income
     (net of foreign taxes
     withheld of $43,492)                     8,668,909
                                           ------------

EXPENSES:
Management fee                                1,381,529
Distribution fee:
   Class B                                      289,127
   Class C                                       25,271
Service fee:
   Class A                                      393,853
   Class B                                       96,375
   Class C                                        8,424
Pricing and bookkeeping fees                     78,042
Transfer agent fee                            1,068,215
Trustees' fees                                   13,989
Custody fee                                       9,127
Other expenses                                   91,941
                                           ------------
   Total Operating Expenses                   3,455,893
Custody earnings credit                             (24)
                                           ------------
   Net Operating Expenses                     3,455,869
Interest expense                                    250
                                           ------------
   Net Expenses                               3,456,119
                                           ------------
Net Investment Income                         5,212,790
                                           ------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments           (126,471,555)
Net change in unrealized appreciation/
   depreciation on investments              144,443,366
                                           ------------
Net Gain                                     17,971,811
                                           ------------
Net Increase in Net Assets from
   Operations                             $  23,184,601
                                           ------------



See notes to financial statements.


Statement of Changes in Net Assets

                              (UNAUDITED)
                              SIX MONTHS
                                 ENDED      YEAR ENDED
Increase (Decrease)             MAY 31,    NOVEMBER 30,
In Net Assets:                   2003          2002
--------------------------------------------------------

OPERATIONS:
Net investment income        $  5,212,790  $ 12,862,210
Net realized loss on
   investments               (126,471,555) (214,560,846)
Net change in unrealized
   appreciation/depreciation
   on investments and foreign
   currency translations      144,443,366  (168,532,698)
                              -----------  ------------
Net Increase (Decrease)
   from Operations             23,184,601  (370,231,334)
                              -----------  ------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                     (3,186,156)  (11,764,052)
   Class B                       (571,982)   (2,108,622)
   Class C                        (50,194)     (160,354)
   Class Z                       (288,506)       (3,314)
From net realized gains:
   Class A                             --   (79,931,342)
   Class B                             --   (31,057,013)
   Class C                             --    (1,446,829)
   Class Z                             --        (3,774)
                              -----------  ------------
Total Distributions Declared
   to Shareholders             (4,096,838) (126,475,300)
                              -----------  ------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions               17,385,184    95,560,140
   Distributions reinvested     2,385,983    78,292,576
   Redemptions                (49,717,841) (134,142,940)
                              -----------  ------------
      Net Increase (Decrease) (29,946,674)   39,709,776
                              -----------  ------------
Class B:
   Subscriptions                4,906,435    29,543,963
   Distributions reinvested       419,661    26,520,092
   Redemptions                (17,514,866) (118,620,535)
                              -----------  ------------
      Net Decrease            (12,188,770)  (62,556,480)
                              -----------  ------------
Class C:
   Subscriptions                  539,479     8,359,083
   Distributions reinvested        27,966     1,046,204
   Redemptions                 (1,265,675)   (5,046,088)
                              -----------  ------------
      Net Increase (Decrease)    (698,230)    4,359,199
                              -----------  ------------



                              (UNAUDITED)
                              SIX MONTHS
                                 ENDED      YEAR ENDED
                                MAY 31,    NOVEMBER 30,
                                 2003          2002
--------------------------------------------------------

Class Z:
   Subscriptions              $   493,407  $    324,190
   Proceeds received in
      connection with merger           --    27,345,791
   Distributions reinvested       260,079         5,454
   Redemptions                 (2,542,604)     (281,928)
                              -----------  ------------
      Net Increase (Decrease)  (1,789,118)   27,393,507
                              -----------  ------------
Net Increase (Decrease) from
   Share Transactions         (44,622,792)    8,906,002
                              -----------  ------------
Total Decrease in Net Assets  (25,535,029) (487,800,632)
NET ASSETS:
Beginning of period           469,469,445   957,270,077
                              -----------  ------------
End of period (including
   undistributed net
   investment income
   of $1,240,100 and
   $124,148, respectively)  $ 443,934,416 $ 469,469,445
                             ============  ============
CHANGES IN SHARES:
Class A:
   Subscriptions                1,874,785     6,447,233
   Issued for distributions
      reinvested                  274,226     5,060,551
   Redemptions                 (5,511,209)  (11,195,459)
                              -----------  ------------
      Net Increase (Decrease)  (3,362,198)      312,325
                              -----------  ------------
Class B:
   Subscriptions                  534,161     2,077,941
   Issued for distributions
      reinvested                   48,141     1,683,797
   Redemptions                 (1,947,402)   (8,707,414)
                              -----------  ------------
      Net Decrease             (1,365,100)   (4,945,676)
                              -----------  ------------
Class C:
   Subscriptions                   59,907       553,162
   Issued for distributions
      reinvested                    3,209        67,253
   Redemptions                   (141,132)     (444,836)
                              -----------  ------------
      Net Increase (Decrease)     (78,016)      175,579
                              -----------  ------------
Class Z:
   Subscriptions                   53,376        21,302
   Issued in connection with
      merger                           --     3,029,723
   Issued for distributions
      reinvested                   29,954           371
   Redemptions                   (275,760)      (28,067)
                              -----------  ------------
      Net Increase (Decrease)    (192,430)    3,023,329
                              -----------  ------------


See notes to financial statements.

Notes to Financial Statements

May 31, 2003 (Unaudited)

Note 1. ACCOUNTING POLICIES

ORGANIZATION:
Liberty Utilities Fund (the "Fund"), a series of Liberty Funds Trust IV (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek current income and long-term growth. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is assessed on Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a CDSC. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a CDSC on redemptions made within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

As of the end of business on November 15, 2002, the Galaxy Utilities II Fund merged into the Fund as follows:

                                        UNREALIZED
SHARES ISSUED  NET ASSETS RECEIVED    DEPRECIATION(1)
 ----------      ---------------    ------------------
 3,029,723         $27,345,791         $(19,458,434)


  NET ASSETS     TOTAL NET ASSETS OF      NET ASSETS
    OF THE       GALAXY UTILITIES II      OF THE FUND
  FUND PRIOR      FUND IMMEDIATELY     IMMEDIATELY AFTER
TO COMBINATION  PRIOR TO COMBINATION      COMBINATION
--------------  --------------------   -----------------
$425,787,797       $27,345,791         $453,133,588

1 Unrealized depreciation is included in the Net Assets Received amount shown above.


The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Forward currency contracts are valued based on the weighted value of exchange-traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities and such exchange rates occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:
All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

May 31, 2003 (Unaudited)

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders are recorded on the ex-date.

FOREIGN CURRENCY TRANSACTIONS:
Net realized and unrealized gains (losses) on foreign currency transactions and translations includes gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividend and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investrments.

FORWARD CURRENCY CONTRACTS:
The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions and translations. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:
Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The following capital loss carryforwards, determined as of November 30, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

        YEAR OF                       CAPITAL LOSS
      EXPIRATION                      CARRYFORWARD
      ----------                      ------------
         2009                         $  7,833,222
         2010                          213,450,481
                                      ------------
                                      $221,283,703
                                      ------------

The capital loss carryforward expiring in 2009 was acquired in the merger with the Galaxy Utilities II Fund. Utilization of the above capital loss carryforward could be subject to limitations imposed by the Internal Revenue Code.

May 31, 2003 (Unaudited)


NOTE 3. FEES AND COMPENSATION PAID
TO AFFILIATES

MANAGEMENT FEE:
On April 1, 2003, Colonial Management Associates, Inc. ("Colonial"), the previous investment advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Colonial with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund to Columbia.

Columbia is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.65% annually of the Fund's average daily net assets.

Columbia has voluntarily agreed to waive its fee so that the actual fee will not exceed 0.60% of the Fund's average daily net assets in excess of $1 billion. This arrangement may be modified or terminated by Columbia at any time.

PRICING AND BOOKKEEPING FEES:
Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank and Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended May 31, 2003, the annualized net asset based fee rate was 0.033%. The Fund also pays out-of-pocket costs for pricing services.

TRANSFER AGENT FEE:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the Fund's principal underwriter. For the six months ended May 31, 2003, the Fund has been advised that the Distributor retained net underwriting discounts of $911 on sales of the Fund's Class A shares and received CDSC of $68, $122,893 and $1,563 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $24 of custody fees were reduced by balance credits for the six months ended May 31, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:
For the six months ended May 31, 2003, purchases and sales of investments, other than short-term obligations, were $201,697,967 and $253,479,592, respectively.

May 31, 2003 (Unaudited)


Unrealized appreciation (depreciation) at May 31, 2003, based on cost of investments for federal income tax purposes, was:

    Gross unrealized appreciation      $  46,665,354
    Gross unrealized depreciation        (53,076,703)
                                       -------------
      Net unrealized depreciation      $  (6,411,349)
                                       =============

OTHER:
The Fund invests at least 80% of its assets in utility securities, subjecting it to special risks. There also are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign government laws or restrictions.

NOTE 5. LINE OF CREDIT

The Fund and other affiliated funds participate in a $350,000,000 credit facility which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. Prior to April 26, 2003, the Fund participated in a separate credit agreement with similar terms to its existing agreement. For the six months ended May 31, 2003, the average daily loan balance outstanding on days where borrowings existed was $1,000,000 at a dollar weighted average interest rate of 2.26%.


Financial Highlights

Selected data for a share outstanding throughout each period is as follows:


                                         (UNAUDITED)
                                         SIX MONTHS
                                           ENDED                          YEAR ENDED NOVEMBER 30,
                                           MAY 31,    -------------------------------------------------------------
Class A Shares                              2003          2002         2001        2000         1999         1998
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE,
   BEGINNING OF PERIOD                    $   9.46    $   18.75    $   25.49   $   22.85    $   21.13    $   18.06
                                          --------    ---------    ---------   ---------    ---------    ---------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income (a)                     0.12         0.26         0.29        0.50         0.40         0.52
Net realized and unrealized gain (loss)
   on investments and foreign currency        0.46        (7.04)       (1.74)       4.23         2.32         3.11
                                          --------    ---------    ---------   ---------    ---------    ---------
   Total from Investment Operations           0.58        (6.78)       (1.45)       4.73         2.72         3.63
                                          --------    ---------    ---------   ---------    ---------    ---------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:

From net investment income                   (0.09)       (0.30)       (0.38)      (0.42)       (0.34)       (0.53)
In excess of net investment income              --           --           --          --           --        (0.01)
From net realized gains                         --        (2.21)       (4.91)      (1.67)       (0.66)       (0.02)
                                          --------    ---------    ---------   ---------    ---------    ---------
   Total Distributions Declared
     to Shareholders                         (0.09)       (2.51)       (5.29)      (2.09)       (1.00)       (0.56)
                                          --------    ---------    ---------   ---------    ---------    ---------
NET ASSET VALUE,
   END OF PERIOD                            $ 9.95       $ 9.46      $ 18.75     $ 25.49      $ 22.85      $ 21.13
                                          ========    =========    =========   =========    =========    =========
Total return (b)                             6.28%(c)  (41.18)%      (7.25)%      22.37%       13.15%       20.32%
                                          ========    =========    =========   =========    =========    =========
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expenses (d)                       1.49%(e)     1.30%        1.19%       1.15%        1.22%        1.19%
Interest expense                               --%(e)(f)    --%(f)        --          --           --           --
Expenses (d)                                 1.49%(e)     1.30%        1.19%       1.15%        1.22%        1.19%
Net investment income (d)                    2.59%(e)     2.03%        1.44%       2.13%        1.80%        2.63%
Portfolio turnover rate                        50%(c)       61%          60%        102%          28%          22%
Net assets, end of period (000's)         $330,801     $346,352     $680,675    $449,081     $354,053     $351,047



(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Not annualized.
(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(e) Annualized.
(f) Rounds to less than 0.01%.


 Financial Highlights (continued)

Selected data for a share outstanding throughout each period is as follows:


                                          (UNAUDITED)
                                           SIX MONTHS
                                             ENDED                       YEAR ENDED NOVEMBER 30,
                                            MAY 31,   -------------------------------------------------------------
CLASS B SHARES                               2003         2002         2001        2000         1999         1998
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE,
   BEGINNING OF PERIOD                      $ 9.46      $ 18.73      $ 25.45     $ 22.82      $ 21.13      $ 18.06
                                          --------    ---------    ---------   ---------    ---------    ---------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income (a)                     0.08         0.17         0.14        0.33         0.23         0.37
Net realized and unrealized gain (loss)
   on investments and foreign currency        0.47        (7.05)       (1.73)       4.22         2.32         3.11
                                          --------    ---------    ---------   ---------    ---------    ---------
   Total from Investment Operations           0.55        (6.88)       (1.59)       4.55         2.55         3.48
                                          --------    ---------    ---------   ---------    ---------    ---------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:

From net investment income                   (0.07)       (0.18)       (0.22)      (0.25)       (0.20)       (0.38)
In excess of net investment income              --           --           --          --           --        (0.01)
From net realized gains                         --        (2.21)        (4.91)     (1.67)       (0.66)       (0.02)
                                          --------    ---------    ---------   ---------    ---------    ---------
   Total Distributions Declared
     to Shareholders                         (0.07)       (2.39)       (5.13)      (1.92)       (0.86)       (0.41)
                                          --------    ---------    ---------   ---------    ---------    ---------
NET ASSET VALUE,
   END OF PERIOD                          $   9.94     $   9.46     $  18.73    $  25.45     $  22.82     $  21.13
                                          ========    =========    =========   =========    =========    =========
Total return (b)                             5.88%(c)  (41.63)%      (7.90)%      21.43%       12.32%       19.41%
                                          ========    =========    =========   =========    =========    =========
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expenses (d)                       2.24%(e)     2.05%        1.94%       1.90%        1.97%        1.94%
Interest expense                               --%(e)(f)    --%(f)       --          --           --           --
Expenses (d)                                 2.24%(e)     2.05%        1.94%       1.90%        1.97%        1.94%
Net investment income (d)                    1.84%(e)     1.28%        0.69%       1.38%        1.05%        1.88%
Portfolio turnover rate                        50%(c)       61%          60%        102%          28%          22%
Net assets, end of period (000's)         $ 77,893     $ 87,051     $265,004    $691,943     $733,031     $736,374


(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c)  Not annualized.
(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(e)  Annualized.
(f)  Rounds to less than 0.01%.


 Financial Highlights (continued)

Selected data for a share outstanding throughout each period is as follows:


                                        (UNAUDITED)
                                         SIX MONTHS
                                           ENDED                     YEAR ENDED NOVEMBER 30,
                                           MAY 31,     ------------------------------------------------------------
CLASS C SHARES                              2003          2002         2001        2000         1999         1998
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE,
   BEGINNING OF PERIOD                     $  9.47      $ 18.74     $ 25.44      $ 22.81      $ 21.13      $ 18.06
                                          --------    ---------    ---------   ---------    ---------    ---------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income (a)                     0.08         0.17         0.14        0.33         0.23         0.37
Net realized and unrealized gain (loss)
   on investments and foreign currency        0.46        (7.05)       (1.71)       4.22         2.31         3.11
                                          --------    ---------    ---------   ---------    ---------    ---------
   Total from Investment Operations           0.54        (6.88)       (1.57)       4.55         2.54         3.48
                                          --------    ---------    ---------   ---------    ---------    ---------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                   (0.07)       (0.18)       (0.22)      (0.25)       (0.20)       (0.38)
In excess of net investment income              --           --           --          --           --        (0.01)
From net realized gains                         --        (2.21)       (4.91)      (1.67)       (0.66)       (0.02)
                                          --------    ---------    ---------   ---------    ---------    ---------
   Total Distributions Declared

     to Shareholders                         (0.07)       (2.39)       (5.13)      (1.92)       (0.86)       (0.41)
                                          --------    ---------    ---------   ---------    ---------    ---------
NET ASSET VALUE,
   END OF PERIOD                           $  9.94       $ 9.47     $  18.74     $ 25.44      $ 22.81      $ 21.13
                                          ========    =========    =========   =========    =========    =========
Total return (b)                             5.77%(c)  (41.61)%      (7.81)%      21.44%       12.33%       19.41%
                                          ========    =========    =========   =========    =========    =========
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expenses (d)                       2.24%(e)     2.05%        1.94%       1.90%        1.97%        1.94%
Interest expense                               --%(e)(f)    --%(f)        --          --           --           --
Expenses (d)                                 2.24%(e)     2.05%        1.94%       1.90%        1.97%        1.94%
Net investment income (d)                    1.84%(e)     1.28%        0.69%       1.38%        1.05%        1.88%
Portfolio turnover rate                        50%(c)       61%          60%        102%          28%          22%
Net assets, end of period (000's)          $ 7,105      $ 7,501     $ 11,558     $ 7,185      $ 3,777      $ 2,576



(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c)  Not annualized.
(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(e)  Annualized.
(f)  Rounds to less than 0.01%.


 Financial Highlights (continued)

Selected data for a share outstanding throughout each period is as follows:

                                         (UNAUDITED)
                                         SIX MONTHS                                                            PERIOD
                                            ENDED                                                               ENDED
                                           MAY 31,                    YEAR ENDED NOVEMBER 30,               NOVEMBER 30,
                                                          ----------------------------------------------
CLASS Z SHARES                              2003               2002             2001            2000            1999(a)
------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE,
   BEGINNING OF PERIOD                    $    9.44         $  18.74        $   25.49          $ 22.87          $ 21.50
                                             ------          -------          -------          -------          -------
INCOME FROM
   INVESTMENT OPERATIONS:

Net investment income (b)                      0.13             0.28             0.36             0.56             0.37
Net realized and unrealized gain (loss)
   on investments and foreign currency         0.46            (7.03)           (1.77)            4.21             1.30
                                             ------          -------          -------          -------          -------
   Total from Investment Operations            0.59            (6.75)           (1.41)            4.77             1.67
                                             ------          -------          -------          -------          -------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                    (0.10)           (0.34)           (0.43)           (0.48)           (0.30)
From net realized gains                          --            (2.21)           (4.91)           (1.67)              --
                                             ------          -------          -------          -------          -------
   Total Distributions Declared
     to Shareholders                          (0.10)           (2.55)           (5.34)           (2.15)           (0.30)
                                             ------          -------          -------          -------          -------
NET ASSET VALUE,
   END OF PERIOD                          $    9.93         $   9.44        $   18.74          $ 25.49          $ 22.87
                                             ======          =======          =======          =======          =======
Total return (c)                              6.39%(d)      (41.09)%          (7.06)%           22.57%            7.82%(d)
                                             ======          =======          =======          =======          =======

RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expense (e)                         1.24%(f)         1.05%            0.94%            0.90%            0.97%(f)
Interest expense                                --%(f)(g)        --%(g)           --               --               --
Expenses (e)                                  1.24%(f)         1.05%            0.94%            0.90%            0.97%(f)
Net investment income (e)                     2.84%(f)         2.28%            1.69%            2.38%            1.99%(f)
Portfolio turnover rate                         50%(d)           61%              60%             102%              28%
Net assets, end of period (000's)         $  28,136         $ 28,565        $      32          $   321          $   524


(a) Class Z shares were initially offered on January 29, 1999. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Total return at net asset value assuming all distributions reinvested.
(d)  Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f)  Annualized.
(g)  Rounds to less than 0.01%.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Transfer Agent

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Utilities Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Utilities Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

SEMIANNUAL REPORT:
Liberty Utilities Fund

Liberty Utilities Fund  SEMIANNUAL REPORT, MAY 31, 2003

[Logo]
LibertyFunds

A Member of Columbia Management Group

(C)2003 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621

                                                                     PRSRT STD
                                                                    U.S. Postage
                                                                       PAID
                                                                   Holliston, MA
                                                                   Permit NO. 20






                                              759-03/236O-0503  (07/03) 03/1852

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable at this time.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer, based on their evaluation of the Registrant's disclosure controls and procedures as of June 20, 2003, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits under the Securities Exchange Act of 1934, as amended, is accumulated and communicated to the Registrant's management, including the Chief Executive Officer and Chief Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of our evaluation.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Liberty Funds Trust IV
            -----------------------------------------------------------

By (Signature and Title)* /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    August 6, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    August 6, 2003
    -------------------------------------------------------------------

By (Signature and Title)* /s/ J. Kevin Connaughton
                         ----------------------------------------------
                         J. Kevin Connaughton, Treasurer

Date    August 6, 2003
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.